File No. 333-164068

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒    Registration Under the Securities Act of 1933

☐    Pre-Effective Amendment Number

☒    Post Effective Amendment Number 16

        And/or

☒    Registration Statement Under the Investment Company Act of 1940

☒    Amendment No. 18

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

810 Seventh Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Vice President & Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐    immediately upon filing pursuant to paragraph (b) of Rule 485

☒    on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐    60 days after filing pursuant to paragraph (a) of Rule 485

☐    on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

NScore Lite III

National Security Variable Account N

National Security Life and Annuity Company

Administrative Office: One Financial Way • Montgomery, Ohio 45242 •877.446.6020

This prospectus offers variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. National Security Life and Annuity Company ("National Security") issues the contract. This contract is not currently available for sale and was only available in New York.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account National Security Variable Account N ("VAN") are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contract is not insured by the FDIC or any other agency. It is not a deposit or obligation of any bank and is not bank guaranteed.

You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of VAN and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAN is a separate account of National Security. The assets of VAN are invested in shares of the Funds. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for this contract.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from National Security. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from National Security electronically by visiting nslac.com, logging into your account and electing e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform National Security that you wish to continue receiving paper copies of your shareholder reports by contacting us at 877.446.6020. Your election to receive reports in paper will apply to all Funds available under your contract.

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contract that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated May 1, 2019. We have incorporated the SAI by reference. It is available upon request and without charge by writing or calling us at the above address. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The table of contents for the SAI is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2019

Form 8565-NSLAC	1

Available Funds

Ohio National Fund, Inc.

ON Equity Portfolio

ON Bond Portfolio

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON International Equity Portfolio

ON Foreign Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Forty Portfolio

ON Janus Henderson Enterprise Portfolio

ON ClearBridge Small Cap Portfolio

ON Federated High Income Bond Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Janus Henderson Venture Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON Risk Managed Balanced Portfolio

ON Conservative Model Portfolio

ON Moderately Conservative Model Portfolio

ON Balanced Model Portfolio

ON Moderate Growth Model Portfolio

ON Growth Model Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

AB VPS Small Cap Growth Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Invesco V.I. Balanced-Risk Allocation Fund

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Kaufmann Fund II

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Mid Cap Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Government Money Market Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Real Estate Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Templeton Foreign VIP Fund

Franklin Allocation VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Ivy VIP Natural Resources

Ivy VIP Science and Technology

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Flexible Bond Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

Lazard Retirement International Equity Portfolio

Lazard Retirement US Equity Select Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

MFS® New Discovery Series

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Morgan Stanley VIF U.S. Real Estate Portfolio

Morgan Stanley VIF Growth Portfolio

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Royce Capital Fund

Royce Small-Cap Portfolio

Royce Micro-Cap Portfolio

Form 8565-NSLAC	2

Form 8565-NSLAC	3

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Free Look — A period of ten (10) or more days after receipt of the contract during which you have the right to cancel your contract and receive a refund without incurring surrender charges. The amount of the refund may equal either the amount of purchase payments or the Contract Value as of the date of cancellation, depending on applicable state law requirements. Upon such refund, the contract shall be void.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection and Premium Protection Plus are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB Plus with Annual Reset (2009) offered with this contract.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios accumulate at with the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Required Minimum Distribution or RMD – The minimum amount that you must withdraw each year from your qualified retirement plans starting in the calendar year following the year in which you reach age 70 ½.

RMD treatment – RMD treatment means that you may take your Required Minimum Distribution, even if it

Form 8565-NSLAC	4

exceeds what would otherwise be the allowable annual withdrawal amount, without it being treated as an excess withdrawal under your rider. Certain conditions apply in order to receive RMD treatment. Please see "Optional Death Benefit Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders" for more information.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security Life and Annuity Company consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

We, Us, Our — We, us and our refer to National Security Life and Annuity Company.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 8565-NSLAC	5

Fee Table

(for contracts and riders applied for on or after May 1, 2014)

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	8%
	2nd	7%
	3rd	6%
	4th	6%
	5th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.45%
Account Expense Charge	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.70%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based.)

Rider	Maximum Charge
Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
GLWB Preferred I.S. (currently 1.00%)	2.00% of the GLWB Base
Joint GLWB Preferred I.S. (currently 1.30%)	2.50% of the GLWB Base
GLWB Plus (currently 1.05%)	2.00% of the GLWB Base
Joint GLWB Plus (currently 1.35%)	2.40% of the GLWB Base
GPP (2012) (applied for on or after November 16, 2015) (currently 0.65%)	1.30% of your average annual guaranteed principal amount
GPP (2012) (applied for before November 16, 2015) (currently 0.45%)	0.90% of your average annual guaranteed principal amount

Form 8565-NSLAC	6

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.45%
Account Expense Charge	0.25%
Subtotal	1.70%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Preferred I.S.	2.50%
Maximum Possible Total Separate Account Expenses:	4.45%(2)

____________

(1) The percentage varies with the number of years from purchase payments to which values relate. See the “Surrender Charge” provision for additional information. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP (2012)	Any GLWB
One of the GMDB riders	Any other GMDB rider
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit or Premium Protection,
GLWB Preferred I.S. or Joint GLWB Preferred I.S.	Any other rider except the annual stepped-up death benefit or Premium Protection

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2018 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	2.07%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,403	$2,725	$3,873	$9,027

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$682	$2,182	$3,873	$9,027

Form 8565-NSLAC	7

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,231	$2,204	$3,001	$7,267

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$511	$1,663	$3,001	$7,267

Fee Table

(for contracts and riders applied for prior to May 1, 2014)

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	8%
	2nd	7%
	3rd	6%
	4th	6%
	5th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.40%
Account Expense Charge	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.65%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Please see the footnotes below.)

Rider	Maximum Charge
Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount

Form 8565-NSLAC	8

Rider	Maximum Charge

Premium Protection Plus or Joint Premium Protection Plus death benefit	0.90% of the optional death benefit amount (currently 0.45%)
GLWB Preferred I.S.	2.00% of the GLWB Base (currently 1.00%)
Joint GLWB Preferred I.S.	2.50% of the GLWB Base (currently 1.30%)
GLWB Plus	2.00% of the GLWB Base (currently 0.95%)
Joint GLWB Plus	2.40% of the GLWB Base (currently 1.20%)
GPP (2012)	0.90% of your average annual guaranteed principal amount (currently 0.45%)
GMIB Plus with Annual Reset (2009)	1.50% of the guaranteed income base (currently 0.95%)
GPP	0.55% of your average annual guaranteed principal amount

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits last available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.40%
Account Expense Charge	0.25%
Subtotal	1.65%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Preferred I.S.	2.50%
Maximum Possible Total Separate Account Expenses:	4.40%(2)

____________

(1)  The percentage varies with the number of years from purchase payments to which values relate. See the “Surrender Charge” provision for additional information. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	Any GLWB
One of the GMDB riders	Any other GMDB rider
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit or 8 year GPP with GLWB
GLWB Preferred I.S. or Joint GLWB Preferred I.S.	Any other rider except the annual stepped-up death benefit or Premium Protection

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2018 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	2.07%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Form 8565-NSLAC	9

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,398	$2,710	$3,848	$8,979

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$677	$2,167	$3,848	$8,979

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,226	$2,188	$2,975	$7,211

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$506	$1,648	$2,975	$7,211

FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on June 28, 2010. Since then, the following changes have been made to available Funds:

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

Form 8565-NSLAC	10

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi-Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio.

Form 8565-NSLAC	11

September 25, 2015 November 16, 2015

Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.

AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added. Primary Shares of Federated Insurance Series Federated Managed Tail Risk Fund II were added for contracts applied for on or after November 16, 2015 and Service Shares were discontinued for such contracts. Class 3 Shares of Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio were added for contracts applied for on or after November 16, 2015 and Class 2 Shares were discontinued for such contracts.

February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
May 1, 2016	AB Variable Products Series Fund, Inc. AB VPS Growth & Income Portfolio and AB VPS Small Cap Growth Portfolio were added.
December 16, 2016	Ohio National Fund Target VIP Portfolio changed its name to S&P MidCap 400® Index Portfolio.
December 19, 2016

Ivy Funds Variable Insurance Portfolios changed its name to Ivy Variable Insurance Portfolios. Ivy Variable Insurance Portfolios Ivy Funds VIP Asset Strategy changed its name to Ivy VIP Asset Strategy. Ivy Variable Insurance Portfolios Ivy Funds VIP Global Natural Resources changed its name to Ivy VIP Global Natural Resources. Ivy Variable Insurance Portfolios Ivy Funds VIP Science and Technology changed its name to Ivy VIP Science and Technology.

March 3, 2017

Ohio National Fund ON Conservative Model Portfolio, ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio, ON Moderate Growth Model Portfolio and ON Growth Model Portfolio were added.

May 1, 2017

Ohio National Fund International Portfolio changed its name to ON International Equity Portfolio. Ohio National Fund International Small-Mid Company Portfolio changed its name to ON Foreign Portfolio. Ivy Variable Insurance Portfolios Ivy VIP Global Natural Resources changed its name to Ivy VIP Natural Resources. Janus Aspen Series Janus Portfolio changed its name to Research Portfolio. The Universal Institutional Funds, Inc. changed its name to Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio changed its name to Morgan Stanley VIF Core Plus Fixed Income Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF Growth Portfolio changed its name to Morgan Stanley VIF Growth Portfolio. Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley UIF U.S. Real Estate Portfolio changed its name to Morgan Stanley VIF U.S. Real Estate Portfolio.

June 5, 2017

Janus Aspen Series Research Portfolio changed its name to Janus Henderson Research Portfolio. Janus Aspen Series Overseas Portfolio changed its name to Janus Henderson Overseas Portfolio. Janus Aspen Series Global Research Portfolio changed its name to Janus Henderson Global Research Portfolio. Janus Aspen Series Balanced Portfolio changed its name to Janus Henderson Balanced Portfolio. Janus Aspen Series Janus Aspen INTECH U.S. Low Volatility Portfolio changed its name to Janus Henderson U.S. Low Volatility Portfolio. Janus Aspen Series Flexible Bond Portfolio changed its name to Janus Henderson Flexible Bond Portfolio.

November 1, 2017	Federated Insurance Series Federated Managed Tail Risk Fund II discontinued for new contracts.

Form 8565-NSLAC	12

May 1, 2018

Ohio National Fund ClearBridge Small Cap Portfolio changed its name to ON ClearBridge Small Cap Portfolio. Ohio National Fund Equity Portfolio changed its name to ON Equity Portfolio. Ohio National Fund Strategic Value Portfolio changed its name to ON Federated Strategic Value Dividend Portfolio. Ohio National Fund High Income Bond Portfolio changed its name to ON Federated High Income Bond Portfolio. Ohio National Fund S&P MidCap 400® Index Portfolio changed its name to ON S&P MidCap 400® Index Portfolio. Ohio National Fund Nasdaq-100® Index Portfolio changed its name to ON Nasdaq-100® Index Portfolio. Ohio National Fund S&P 500® Index Portfolio changed its name to ON S&P 500® Index Portfolio. Ohio National Fund Balanced Portfolio changed its name to ON ICON Balanced Portfolio. Ohio National Fund Aggressive Growth Portfolio changed its name to ON Janus Henderson Forty Portfolio. Ohio National Fund Small Cap Growth Portfolio changed its name to ON Janus Henderson Venture Portfolio. Ohio National Fund Capital Appreciation Portfolio changed its name to ON Capital Appreciation Portfolio. Ohio National Fund Risk Managed Balanced Portfolio changed its name to ON Risk Managed Balanced Portfolio. Ohio National Fund Bristol Portfolio changed its name to ON Bristol Portfolio. Ohio National Fund Bristol Growth Portfolio changed its name to ON Bristol Growth Portfolio. Ohio National Fund Omni Portfolio changed its name to ON Omni Portfolio. Ohio National Fund Bryton Growth Portfolio changed its name to ON Bryton Growth Portfolio. Ohio National Fund Bond Portfolio changed its name to ON Bond Portfolio. Ohio National Fund Mid Cap Opportunity Portfolio changed its name to ON Janus Henderson Enterprise Portfolio

August 17, 2018

Federated Insurance Series Federated Managed Tail Risk Fund II merged into Federated Insurance Series Federated Managed Volatility Fund II. Therefore, Federated Managed Tail Risk Fund II is no longer an available investment option.

December 3, 2018	PIMCO Variable Insurance Trust PIMCO Global Bond Portfolio (Unhedged) changed its name to PIMCO Global Bond Opportunities Portfolio (Unhedged).
December 3, 2018	Lazard Retirement Series, Inc. Lazard Retirement US Strategic Equity Portfolio changed its name to Lazard Retirement US Equity Select Portfolio.
May 1, 2019

Ohio National Fund ON Omni Portfolio changed its name to ON BlackRock Balanced Allocation Portfolio. Ohio National Fund ON Bristol Portfolio changed its name to ON BlackRock Advantage Large Cap Core Portfolio. Ohio National Fund ON Bristol Growth Portfolio changed its name to ON BlackRock Advantage Large Cap Growth Portfolio. Ohio National Fund ON Bryton Growth Portfolio changed its name to ON BlackRock Advantage Small Cap Growth Portfolio. Franklin Templeton Variable Insurance Products Trust Franklin Founding Funds Allocation VIP Fund changed its name to Franklin Allocation VIP Fund.

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Form 8565-NSLAC	13

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

National Security Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAN or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any

Form 8565-NSLAC	14

necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds or the Fixed Accumulation Account as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account is a subset of our general account. The Fixed Accumulation Account (if available) guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by New York law.

The Fixed Accumulation Account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than the minimum rate required by the applicable non-forfeiture law in the state where your contract was issued to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at a rate declared by us for each year compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to

Form 8565-NSLAC	15

qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 877.446.6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Form 8565-NSLAC	16

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

ON Conservative Model Portfolio(1) ON Moderately Conservative Model Portfolio(1) ON Balanced Model Portfolio(1) ON Moderate Growth Model Portfolio(1) ON Growth Model Portfolio(1) ON Equity Portfolio	Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. Ohio National Investments, Inc. (BlackRock Investment Management, LLC)

ON Bond Portfolio	Ohio National Investments, Inc.

ON BlackRock Balanced Allocation Portfolio	(BlackRock Investment Management, LLC)

ON S&P 500® Index Portfolio	(Geode Capital Management, LLC)
ON International Equity Portfolio	(Lazard Asset Management LLC)
ON Foreign Portfolio	(Templeton Global Advisors Limited)
ON Capital Appreciation Portfolio	(Jennison Associates LLC)
ON Janus Henderson Forty Portfolio (domestic/foreign equity securities)	(Janus Capital Management LLC)
ON Janus Henderson Enterprise Portfolio (mid cap equity securities)	(Janus Capital Management LLC)

ON ClearBridge Small Cap Portfolio	(ClearBridge Investments, LLC)

ON Federated High Income Bond Portfolio	(Federated Investment Management Company)
ON Federated Strategic Value Dividend Portfolio	(Federated Equity Management Company of Pennsylvania)
ON Janus Henderson Venture Portfolio (small cap stocks)	(Janus Capital Management LLC)
ON Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)

ON BlackRock Advantage Large Cap Core Portfolio	(BlackRock Investment Management, LLC)
ON BlackRock Advantage Small Cap Growth Portfolio	(BlackRock Investment Management, LLC)

ON ICON Balanced Portfolio	(ICON Advisers, Inc.)
ON S&P MidCap 400® Index Portfolio	(Geode Capital Management, LLC)

ON BlackRock Advantage Large Cap Growth Portfolio	(BlackRock Investment Management, LLC)

ON Risk Managed Balanced Portfolio	(Janus Capital Management LLC; AnchorPath Financial, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)

Invesco V.I. International Growth Fund	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio AB VPS Growth & Income Portfolio AB VPS Small Cap Growth Portfolio	AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)
Federated Managed Volatility Fund II (Primary Shares)	Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	(Fidelity Investments Money Management, Inc.)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity SelectCo, LLC
Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company

Form 8565-NSLAC	17

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 4)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)	Franklin Advisers, Inc.
Templeton Foreign VIP Fund (Class 4)	Templeton Investment Counsel, LLC

Franklin Allocation VIP Fund (Class 4) (1)	Franklin Advisers, Inc.
Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Advisers, Inc.

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Trends Allocation Fund	Goldman Sachs Asset Management, L.P.
Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	Ivy Investment Management Company
Ivy VIP Natural Resources	Ivy Investment Management Company
Ivy VIP Science and Technology	Ivy Investment Management Company
Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	Janus Capital Management LLC
Janus Henderson Overseas Portfolio	Janus Capital Management LLC
Janus Henderson Global Research Portfolio	Janus Capital Management LLC
Janus Henderson Balanced Portfolio	Janus Capital Management LLC
Janus Henderson U.S. Low Volatility Portfolio	(Intech Investment Management LLC)
Janus Henderson Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement US Equity Select Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company, LLC)

Legg Mason Partners Variable Income Trust (Class II Shares)

Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, LLC, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company

Form 8565-NSLAC	18

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Growth Portfolio	Morgan Stanley Investment Management Inc.
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Northern Lights Variable Trust (Class 3 Shares)(2)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC

PIMCO Global Bond Opportunities Portfolio (Unhedged)	Pacific Investment Management Company LLC

PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)
Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Class 3 Shares for contracts applied for on or after November 16, 2015. Class 2 Shares for contracts applied for before November 16, 2015.

Investment Restrictions for Certain Optional Riders

Beginning May 1, 2017, for any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to new purchases of one of these riders, future purchase payments and transfer requests. If you purchased one of these riders prior to May 1, 2017 and you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the revised investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with any GLWB or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 25% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 75% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

Form 8565-NSLAC	19

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

ON ICON Balanced Portfolio

ON Balanced Model Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Janus Henderson Balanced Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

Beginning March 3, 2017, if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) rider before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with the restrictions specified below:

(1) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(2) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	AB Variable Product Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

Form 8565-NSLAC	20

CATEGORY 2

Ohio National Fund, Inc.

ON ICON Balanced Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Beginning March 3, 2017, if you selected the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The revised investment restrictions will apply to future purchase payments and transfer requests. If you do not make any additional purchase payments or transfer requests after the change in investment restrictions, the new investment restrictions will not apply to you.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2) Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a) 100% must be allocated to one of the following portfolios: ON Moderately Conservative Model Portfolio, ON Balanced Model Portfolio or ON Moderate Growth Model Portfolio.

or

(b)

 (i)  at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

 (ii)  no more than 70% may be allocated to investment options included in Category 2;

 (iii)  no more than 25% may be allocated to investment options included in Category 3; and

  (iv)  no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GMIB Plus with Annual Reset (2009) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

ON Bond Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Core Plus Fixed Income Portfolio

Form 8565-NSLAC	21

CATEGORY 2

Ohio National Fund, Inc.

ON Equity Portfolio

ON BlackRock Balanced Allocation Portfolio

ON S&P 500® Index Portfolio

ON Federated Strategic Value Dividend Portfolio

ON Nasdaq-100® Index Portfolio

ON BlackRock Advantage Large Cap Core Portfolio

ON BlackRock Advantage Large Cap Growth Portfolio

ON ICON Balanced Portfolio

ON S&P MidCap 400® Index Portfolio

ON Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

AB VPS Growth & Income Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Variable Insurance Portfolios

Ivy VIP Asset Strategy

Janus Aspen Series

Janus Henderson Research Portfolio

Janus Henderson Balanced Portfolio

Janus Henderson U.S. Low Volatility Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Equity Select Portfolio

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

ON International Equity Portfolio

ON Janus Henderson Forty Portfolio

ON Federated High Income Bond Portfolio

ON Capital Appreciation Portfolio

ON Janus Henderson Enterprise Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Janus Henderson Overseas Portfolio

Janus Henderson Global Research Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Form 8565-NSLAC	22

CATEGORY 4

Ohio National Fund, Inc.

ON Foreign Portfolio

ON ClearBridge Small Cap Portfolio

ON Janus Henderson Venture Portfolio

ON BlackRock Advantage Small Cap Growth Portfolio

AB Variable Products Series Fund, Inc.

AB VPS Small Cap Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Variable Insurance Portfolios

Ivy VIP Natural Resources

Ivy VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series, Inc.

Lazard Retirement US Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

Morgan Stanley Variable Insurance Fund, Inc.

Morgan Stanley VIF U.S. Real Estate Portfolio

Additional information

With the GMIB Plus with Annual Reset (2009), you may allocate purchase payments to the Fixed Accumulation Account as part of a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. With the GPP (2012) or any GLWB, you may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Strategies of Certain Funds. As described above, if you have any GLWB Preferred I.S., GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 888.925.6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with

Form 8565-NSLAC	23

advance written notice to you. We may limit the availability of any asset allocation Model Portfolio or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Rebalancing. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be terminated if you violate the restrictions.

•  If you have purchased the GLWB Plus, your rider will be terminated if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the GLWB Preferred I.S., your rider will be terminated if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, it will also be terminated.

• If you have purchased the Joint GLWB Plus, your rider will be terminated if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be terminated.

• If you have purchased the Joint GLWB Preferred I.S., your rider will be terminated if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, it will also be terminated.

• If you have purchased the GPP (2012), your rider will be terminated if you violate the restrictions.

If this rider terminates, a prorated annual rider charge will apply. Please see "Optional Guaranteed Minimum Income Benefit (GMIB) Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described

Form 8565-NSLAC	24

below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of National Security. We will provide you written notice of any contract change and amend this prospectus as applicable. We may enforce our reservation of rights under this contract in response to our experience or determination of risk.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), which is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b) as of December 31, 2018, owns over 80% of our outstanding debt. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 6.00% of each purchase payment and ONEQ then pays that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Form 8565-NSLAC	25

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	8%
2nd	7%
3rd	6%
4th	6%
5th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.45% of the contract value on an annual basis. We

Form 8565-NSLAC	26

may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.45% on an annual basis. (For contracts applied for before May 1, 2014, the mortality and expense risk fee is 1.40% of the contract value on an annual basis.) We may discontinue this limitation on our right to increase the deduction up to 1.45%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.75% for mortality risk, and 0.70% for expense risk (0.65% for contracts applied for before May 1, 2014). We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. The optional benefits are not currently available. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit	0.90%
(currently 0.45%)	(maximum charge)

If you choose one of the GMIB Plus with Annual Reset (2009), the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB Plus with Annual Reset (2009)	1.50%
(currently 0.95%)	(maximum charge)

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012) (applied for on or after November 16, 2015)	1.30%
(currently 0.65%)	(maximum charge)
GPP (2012) (applied for before November 16, 2015)	0.90%
(currently 0.45%)	(maximum charge)
GPP	0.55%

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Preferred I.S.	2.00%
(currently 1.00%)	(maximum charge)
Joint GLWB Preferred I.S.	2.50%
(currently 1.30%)	(maximum charge)
GLWB Plus*	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus**	2.40%
(currently 1.35%)	(maximum charge)

____________

*	Charge is 1.05% for riders applied for on or after May 1, 2014. For other riders, charge is 0.95%.
**	Charge is 1.35% for riders applied for on or after May 1, 2014. For other riders, charge is 1.20%.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged

Form 8565-NSLAC	27

pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (or such other amount required by state law) as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office (the address listed on the first page of the prospectus) on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments).

For all contracts applied for on or after August 8, 2012, we currently limit your total purchase payments to $3,000,000. We reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

For all contracts applied for before August 8, 2012, we currently limit your total purchase payments to $1,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

Form 8565-NSLAC	28

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our administrative office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAN and to the Fixed Accumulation Account (if available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

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Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans as discussed in "Qualified Pension or Profit-Sharing Plans". For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored.

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Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, we will suspend some, or all transfer privileges. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

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We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 877.446.6020, or by accessing our web site at nslac.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you have a rider with investment restrictions, a DCA program may be made with transfers from Funds or the Fidelity® VIP Government Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase

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dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states and terms may vary based on state of issue and application or issue date. Contact us or your registered representative for more information. It only applies when:

• the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility, unless otherwise agreed to by us.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

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What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the date of death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Fidelity® VIP Government Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Fidelity® VIP Government Money Market Portfolio.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 877.446.6020 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

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Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAN are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

We currently offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Preferred I.S. or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Preferred I.S., GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

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If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB Preferred I.S. or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Rider Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

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• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB Preferred I.S. or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

We also currently offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB Preferred I.S. or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other optional living benefit or death benefit rider except the Joint GLWB Preferred I.S., Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Preferred I.S. or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Preferred I.S. or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Preferred I.S. or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in

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conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other optional living benefit or death benefit rider except the GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Rider Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

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We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be terminated.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

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Premium Protection Plus (Joint Life).

In the past, we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Preferred I.S. or GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Preferred I.S. or GLWB Plus.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with the GLWB Preferred I.S. or GLWB Plus.

		Those who want to ensure, through the GLWB Preferred I.S. or GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

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Premium Protection (Joint Lives)	• Like Premium Protection except for the following: o Sold only in conjunction with the Joint GLWB Preferred I.S. or Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Preferred I.S. or Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election any time before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

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Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

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Optional Living Benefit Riders

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Preferred I.S.

We currently offer the GLWB Preferred I.S. rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Preferred I.S. rider if you have any rider, other than the annual stepped-up death benefit or Premium Protection death benefit. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as guarantees associated with the GLWB Preferred I.S. rider, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Preferred I.S. rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, and the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Preferred I.S.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the date it was last recalculated, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Preferred I.S. will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Preferred I.S. rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Preferred I.S., there is a fifteen-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 7% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 7% simple interest is referred to as an annual credit.) If, in a contract year, you take your maximum annual withdrawal or an excess withdrawal, you will not be eligible for any annual credit for the year in which you took the withdrawal. If you take total withdrawals in a contract year that are less than the maximum annual withdrawal, the annual

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credit will be prorated by the percentage of the maximum annual withdrawal you took. For example, if your maximum annual withdrawal is $7,000 and in one contract year during the annual credit period you withdraw $3,000, your annual credit for that year would be 4.0%, i.e. 7% x (1 – $3,000/$7,000).

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the date it was last recalculated, plus

(b) an amount equal to the annual credit rate multiplied by the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is set equal to the step-up base, the Annual Credit Calculation Base will also be increased to that amount. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

We reserve the right to change the annual credit rate for the GLWB Preferred I.S. on new riders issued in the future.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,500 under the GLWB Preferred I.S. rider and in one contract year you withdraw $6,500. The $1,000 difference between the $6,500 withdrawn and the $5,500 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5.5%, so your maximum annual withdrawal is $5,500. That means you can withdraw $5,500 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,500. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,500. Your GLWB base remains $100,000 and your Contract Value decreases to $84,500. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,817, i.e. $100,000 x (1 — $1,000/$84,500) because the pro-rata reduction of $1,183 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $83,500.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,500, your GLWB base remains $100,000 and your Contract Value is $114,500. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $873 ($1,000/$114,500 x $100,000). Your Contract Value will be reduced to $113,500.

Because the allowable annual withdrawals under the GLWB Preferred I.S. rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.50%
70 to 74	5.60%
75 to 79	6.00%
80 to 84	6.75%
85+	7.50%

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In the future, we may offer GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Preferred I.S. rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value.

Withdrawals under the GLWB Preferred I.S. will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Preferred I.S. (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix C for a detailed example of how the annual credit base and withdrawals work with the GLWB Preferred I.S.

Lifetime Annuity Period

During the Lifetime Annuity Period, we will pay you monthly payments for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit which continues if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the GLWB Preferred I.S. rider.

Entering the Lifetime Annuity Period

You will enter the “Lifetime Annuity Period”, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the annuitant is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½.

In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal

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that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawals for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period. Each monthly payment will equal one-twelfth of your annual payment described below.

Lifetime Annuity Amount

The amount of the lifetime annuity you will receive with the GLWB Preferred I.S. rider may vary based on when you enter the Lifetime Annuity Period. When you enter the Lifetime Annuity Period, we will calculate an annual payment for your lifetime annuity based on average ten-year U.S. Treasury rates and your then current maximum annual withdrawal percentage. The calculation of this annual payment is described below. You will receive at least this annual amount for your lifetime.

You may receive a higher annual payment if you enter the Lifetime Annuity Period (a) within the first 15 years the GLWB Preferred I.S. rider is in effect or (b) on the contract anniversary immediately following the annuitant’s 95th birthday. If you enter the Lifetime Annuity Period within the first 15 years the rider is in effect because your Contract Value is reduced to zero other than because of an excess withdrawal, the annual payment until your 15th rider anniversary will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate (described below). After the 15th rider anniversary, the annual payment will be the amount calculated based on the Treasury Average Rate. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the annual payment of the lifetime annuity will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate.

The minimum annual amount for the lifetime annuity with the GLWB Preferred I.S. rider is calculated using the GLWB base as of the applicable date, your maximum annual withdrawal percentage when the rider enters the Lifetime Annuity Period and an average of ten-year U.S. Treasury rates. It is determined by multiplying the GLWB base times the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage will not be less than 3% and not more than 9%.

If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the applicable date for the GLWB base used in calculating the annual payment is the date your Contract Value is reduced to zero. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the applicable date for the GLWB base is the day you enter the Lifetime Annuity Period.

The Treasury Average Rate is calculated for each calendar month and is rounded to the nearest 0.05%. For each month, it is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 90 calendar days ending on the 15th day of the preceding month. If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the Treasury Average Rate is the rate calculated for the month in which your Contract Value is reduced to zero. Otherwise, the Treasury Average Rate is the rate calculated for the month that includes the anniversary of the Contract Date immediately following the annuitant’s 95th birthday. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Please see Appendix D for some examples on how the calculation of the lifetime annuity payment works.

Generally, for riders applied for before May 1, 2016, with the GLWB Preferred I.S. rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend,

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any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Preferred I.S. rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Rider Charge.

If you choose the GLWB Preferred I.S. rider, there is an annual charge of 1.00% of the GLWB base. The charge for the GLWB Preferred I.S. rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Preferred I.S., we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further step ups of the GLWB base to the Contract Value. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Preferred I.S. rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Preferred I.S. rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Preferred I.S. rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Preferred I.S., the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Preferred I.S. offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Preferred I.S. seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Preferred I.S. may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Preferred I.S. meet your investment objectives and risk tolerance.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Preferred I.S. rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a

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monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Preferred I.S.

Termination.

The GLWB Preferred I.S. rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Preferred I.S. rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies. If you choose the GLWB Preferred I.S., it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Preferred I.S. rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S.

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S. rider (“Joint GLWB Preferred I.S.”) at the time the contract is issued. The Joint GLWB Preferred I.S. differs from the GLWB Preferred I.S. because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Preferred I.S. rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Preferred I.S. rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Preferred I.S. differs from electing spousal continuation under the GLWB Preferred I.S. because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Preferred I.S. If you elect the GLWB Preferred I.S., instead of the Joint GLWB Preferred I.S., the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Preferred I.S., however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Preferred I.S. has a higher charge than the GLWB Preferred I.S.

We may, at our sole option, offer the Joint GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider if either spouse is younger than 50 years old or once either spouse is 86 years old. The Joint GLWB Preferred I.S. rider is the same as the GLWB Preferred I.S. rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. The maximum amount you

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may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.45%
65 to 69	5.00%
70 to 74	5.10%
75 to 79	5.50%
80 to 84	6.50%
85+	7.00%

In the future, we may offer Joint GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

The Joint GLWB Preferred I.S. rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Preferred I.S. rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

• when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Preferred I.S. rider.

Under the Joint GLWB Preferred I.S. rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Preferred I.S. rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Preferred I.S. is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Preferred I.S. rider, there is an annual charge of 1.30% of the GLWB base. We may increase the charge for the Joint GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Preferred I.S.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Preferred I.S. rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Preferred I.S. rider versus the GLWB Preferred I.S. rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the youngest Participating Spouse is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. During the Lifetime Annuity Period, we will pay you a lifetime annuity (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of

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the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB Plus

We currently offer the GLWB Plus rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, the deferral credit riders, or the 8-year guaranteed principal protection rider. You may not purchase the rider once the annuitant is 86 years old. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as guarantees associated with the GLWB Plus rider, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Plus rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 6% simple interest (for riders applied for on or after May 1, 2014) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

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The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For riders applied for before May 1, 2014, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new riders issued in the future.

Deferral Credit Rider.

If you applied for the GLWB Plus before May 1, 2014, we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 78th birthday with the Joint GLWB Plus) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $400,000. If you also make an additional purchase payment in year three of $50,000 and the annuitant is 60 years old or older when the rider is issued, for riders applied for before May 1, 2014, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is

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greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB Plus rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Plus rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value.

Withdrawals under the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix E for a detailed example of how the annual credit base and withdrawals work with the GLWB Plus.

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Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider which continue if you enter the Lifetime Annuity Period and the rider value is greater than zero, the contract will only provide the benefits under the GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. If the total of withdrawals previously taken and those scheduled to be taken under a continuing systematic payment do not exhaust the maximum annual withdrawal for the contract year, upon entering the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess of your maximum annual withdrawal over the total of withdrawals taken and scheduled. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

Generally, for riders applied for before May 1, 2016, with the GLWB Plus rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

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Rider Charge.

If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2014). The charge for the GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

Effective March 3, 2017, in order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GLWB Plus rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GLWB Plus rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Plus, the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Plus offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

If you applied for the GLWB Plus before May 1, 2014, we issued a guaranteed principal protection rider at the time the GLWB Plus rider was issued. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

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You must elect to exercise this benefit by providing Notice to us within 15 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 15 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, the entire withdrawal will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Plus.

Termination.

The GLWB Plus rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Plus rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

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Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB Plus differs from the GLWB Plus because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in the Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Plus differs from electing spousal continuation under the GLWB Plus because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Plus. The Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB Plus rider is the same as the GLWB Plus rider except as described below.

During the annual credit period, the annual credit rate you may be eligible for is 6% simple interest of the Annual Credit Calculation Base for each year you do not take any withdrawals.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Joint GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 67	4.65%
68 to 74	5.00%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

The Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

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Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Plus rider.

Under the Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.20% for riders applied for before May 1, 2014). We may increase the charge for the Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after May 1, 2014.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Plus rider and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Plus rider versus the GLWB Plus rider. You should consult with your tax advisor before purchasing this rider.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset (2009) rider that we may offer. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB Plus with Annual Reset (2009) rider guarantees minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN such as those associated with the GMIB Plus with Annual Reset (2009), are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

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GMIB Plus with Annual Reset (2009)

In those states where permitted, we may offer the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday or the date that is 24 years from the later of the date the rider is issued or the last reset, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking

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into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

Effective March 3, 2017, in order to have the GMIB Plus with Annual Reset (2009) rider, you must allocate any variable account portion of your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” These revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GMIB Plus with Annual Reset (2009) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s

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81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Rider Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your Contract Value.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be terminated.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

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(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPP, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is terminated. However, if the GPP is terminated because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of termination.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term. If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

We currently offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes any GLWB rider.

Effective March 3, 2017, in order to have the GPP (2012) rider, you must allocate your purchase payments and Contract Value in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” If you purchased the GPP (2012) rider prior to March 3, 2017, these revised requirements will only apply to you if you make additional purchase payments or transfer requests. You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. If you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders,” we will terminate your GPP (2012) rider. If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.65% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 1.30% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

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Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	1.30% (maximum) 0.65% (current)
GLWB Preferred I.S.

• Provides guaranteed withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 7% annual credit to the GLWB base for each of the first fifteen years if you take no withdrawals.

• Withdrawal percentages guaranteed not to decrease until the later of the 15th rider anniversary or the date the Contract Value is reduced to zero, other than by an excess withdrawal.

• Lifetime annuity amount determined by formula utilizing an average 10-year U.S. Treasury Rate.

• Investment restrictions (fewer available investment options).

• Cannot purchase before the annuitant is 50 or once the annuitant is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.00% (current)

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Joint GLWB Preferred I.S.

• Like the GLWB Preferred I.S. except that it provides guaranteed withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase if either spouse is younger than 50 or once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.30% (current)
GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)
Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.40% (maximum) 1.35% (current)

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 877.446.6020 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

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Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred for natural persons. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

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• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments (unless characterized as Roth contributions) to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code.

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Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 7 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $64,000 in 2019, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $64,000 and $74,000. For married couples filing jointly, the applicable dollar limitation is $103,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $103,000-$123,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $74,000 for individuals and $123,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $6,000 in 2019 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2019. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $6,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $19,000 for 2019.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $56,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the

Form 8565-NSLAC	68

deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $12,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $12,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

Form 8565-NSLAC	69

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2019, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $203,000 for married individuals filing jointly and less than $137,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $193,000 and $203,000 for married and between $122,000 and $137,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified

Form 8565-NSLAC	70

distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $13,000 in 2018. Employees age 50 and older may contribute an additional $3,000 in 2018. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8565-NSLAC	71

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 4 years after amounts are deposited into the policy as follows: Year 1- 8%, Year 2- 7%, Year 3- 6%, Year 4- 6%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 8565-NSLAC	72

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2010	$10.00	$11.89	0
	2011	$11.89	$11.30	0
	2012	$11.30	$12.86	0
	2013	$12.86	$17.42	1,113
	2014	$17.42	$19.55	26,543
	2015	$19.55	$18.53	32,384
	2016	$18.53	$20.54	32,990
	2017	$20.54	$23.17	20,918
	2018	$23.17	$19.64	19,665

ON Bond Portfolio	2010	$10.00	$10.14	0
	2011	$10.14	$10.61	839
	2012	$10.61	$11.19	830
	2013	$11.19	$10.80	3,199
	2014	$10.80	$11.25	3,201
	2015	$11.25	$10.84	4,608
	2016	$10.84	$11.51	3,220
	2017	$11.51	$12.02	3,554
	2018	$12.02	$11.46	3,722

ON BlackRock Balanced Allocation	2010	$10.00	$11.59	0
Portfolio	2011	$11.59	$10.93	0
	2012	$10.93	$12.05	0
	2013	$12.05	$15.47	0
	2014	$15.47	$17.06	0
	2015	$17.06	$17.15	0
	2016	$17.15	$18.60	0
	2017	$18.60	$22.15	519
	2018	$22.15	$18.61	677

ON S&P 500® Index Portfolio	2010	$10.00	$12.06	0
	2011	$12.06	$12.08	0
	2012	$12.08	$13.71	923
	2013	$13.71	$17.77	0

Form 8565-NSLAC	73

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$17.77	$19.77	0
	2015	$19.77	$19.63	1,410
	2016	$19.63	$21.52	29,924
	2017	$21.52	$25.70	29,092
	2018	$25.70	$24.07	25,993

ON International Equity Portfolio	2010	$10.00	$12.97	0
	2011	$12.97	$10.79	0
	2012	$10.79	$12.77	0
	2013	$12.77	$14.03	0
	2014	$14.03	$12.49	0
	2015	$12.49	$12.24	0
	2016	$12.24	$11.46	0
	2017	$11.46	$14.29	0
	2018	$14.29	$12.19	0

ON Foreign Portfolio	2010	$10.00	$13.26	0
	2011	$13.26	$10.76	0
	2012	$10.76	$12.99	0
	2013	$12.99	$16.31	0
	2014	$16.31	$14.64	0
	2015	$14.64	$15.76	1,280
	2016	$15.76	$14.34	0
	2017	$14.34	$16.90	0
	2018	$16.90	$14.03	0

ON Capital Appreciation Portfolio	2010	$10.00	$12.15	0
	2011	$12.15	$11.75	0
	2012	$11.75	$13.59	0
	2013	$13.59	$17.99	1,419
	2014	$17.99	$19.21	31,313
	2015	$19.21	$18.51	34,232
	2016	$18.51	$20.88	4,168
	2017	$20.88	$23.78	3,254
	2018	$23.78	$20.22	2,616

ON Janus Henderson Forty Portfolio	2010	$10.00	$11.99	0
	2011	$11.99	$11.17	0
	2012	$11.17	$13.50	0
	2013	$13.50	$17.46	0
	2014	$17.46	$18.82	0
	2015	$18.82	$20.40	0
	2016	$20.40	$20.76	224
	2017	$20.76	$26.07	199
	2018	$26.07	$26.99	180

Form 8565-NSLAC	74

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
ON Janus Henderson Enterprise Portfolio	2010	$10.00	$12.40	0
	2011	$12.40	$11.79	0
	2012	$11.79	$13.88	0
	2013	$13.88	$18.09	0
	2014	$18.09	$19.84	0
	2015	$19.84	$18.54	0
	2016	$18.54	$18.52	0
	2017	$18.52	$23.16	0
	2018	$23.16	$22.05	0

ON ClearBridge Small Cap Portfolio	2010	$10.00	$13.39	0
	2011	$13.39	$12.85	0
	2012	$12.85	$14.39	0
	2013	$14.39	$18.44	2,618
	2014	$18.44	$18.58	2,801
	2015	$18.58	$17.83	7,570
	2016	$17.83	$22.46	14,071
	2017	$22.46	$24.79	8,968
	2018	$24.79	$22.14	7,958

ON Federated High Income Bond Portfolio	2010	$10.00	$10.85	4,280
	2011	$10.85	$11.25	23,080
	2012	$11.25	$12.65	35,658
	2013	$12.65	$13.33	39,849
	2014	$13.33	$13.47	29,948
	2015	$13.47	$12.85	40,050
	2016	$12.85	$14.46	34,988
	2017	$14.46	$15.22	28,164
	2018	$15.22	$14.48	24,537

ON Federated Strategic Value Dividend Portfolio	2010	$10.00	$11.73	0
	2011	$11.73	$13.16	0
	2012	$13.16	$13.88	38,311
	2013	$13.88	$16.52	49,058
	2014	$16.52	$18.27	40,742
	2015	$18.27	$18.74	41,300
	2016	$18.74	$20.44	42,657
	2017	$20.44	$23.05	31,642
	2018	$23.05	$20.76	28,970

ON Janus Henderson Venture Portfolio	2010	$10.00	$12.82	0
	2011	$12.82	$12.95	0
	2012	$12.95	$15.04	0

Form 8565-NSLAC	75

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$15.04	$21.49	1,154
	2014	$21.49	$23.39	9,714
	2015	$23.39	$22.97	17,827
	2016	$22.97	$24.04	11,907
	2017	$24.04	$29.32	7,925
	2018	$29.32	$27.01	7,416

ON Nasdaq-100® Index Portfolio	2010	$10.00	$12.47	1,216
	2011	$12.47	$12.66	1,053
	2012	$12.66	$14.67	2,579
	2013	$14.67	$19.63	765
	2014	$19.63	$22.94	2,427
	2015	$22.94	$24.63	957
	2016	$24.63	$25.85	1,604
	2017	$25.85	$33.67	1,955
	2018	$33.67	$32.98	1,888

ON BlackRock Advantage Large Cap	2010	$10.00	$12.07	4,526
Core Portfolio	2011	$12.07	$11.03	14,165
	2012	$11.03	$12.28	29,607
	2013	$12.28	$17.06	25,804
	2014	$17.06	$19.11	23,932
	2015	$19.11	$19.57	25,455
	2016	$19.57	$21.52	19,329
	2017	$21.52	$26.63	14,001
	2018	$26.63	$21.49	13,186

ON BlackRock Advantage Small Cap	2010	$10.00	$12.98	3,893
Growth Portfolio	2011	$12.98	$11.58	18,446
	2012	$11.58	$12.68	23,843
	2013	$12.68	$17.55	20,200
	2014	$17.55	$18.34	20,468
	2015	$18.34	$17.27	23,421
	2016	$17.27	$17.76	14,381
	2017	$17.76	$21.24	11,078
	2018	$21.24	$19.81	9,574

ON ICON Balanced Portfolio	2010	$10.00	$11.10	0
	2011	$11.10	$11.17	198
	2012	$11.17	$12.44	10,532
	2013	$12.44	$14.11	80,089
	2014	$14.11	$14.71	186,908
	2015	$14.71	$14.69	118,334
	2016	$14.69	$15.11	175,610
	2017	$15.11	$16.49	146,021
	2018	$16.49	$14.51	123,974

Form 8565-NSLAC	76

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

ON S&P MidCap 400® Index Portfolio	2010	$10.00	$12.67	0
	2011	$12.67	$12.29	0
	2012	$12.29	$13.93	0
	2013	$13.93	$18.73	0
	2014	$18.73	$19.80	0
	2015	$19.80	$18.85	0
	2016	$18.85	$20.30	0
	2017	$20.30	$23.06	0
	2018	$23.06	$20.09	0

ON BlackRock Advantage Large Cap Growth Portfolio	2010	$10.00	$12.10	3,012
	2011	$12.10	$11.69	14,165
	2012	$11.69	$12.79	19,844
	2013	$12.79	$17.44	16,182
	2014	$17.44	$19.22	15,260
	2015	$19.22	$19.99	13,594
	2016	$19.99	$21.19	14,395
	2017	$21.19	$27.03	10,299
	2018	$27.03	$22.64	9,705

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.71	0
	2015	$10.71	$10.40	20,307
	2016	$10.40	$10.61	44,761
	2017	$10.61	$12.28	41,992
	2018	$12.28	$11.99	38,925

ON Conservative Model Portfolio	2017	$10.00	$10.39	0
	2018	$10.39	$9.91	0

ON Moderately Conservative Model Portfolio	2017	$10.00	$10.55	0
	2018	$10.55	$9.79	0

ON Balanced Model Portfolio	2017	$10.00	$10.67	0
	2018	$10.67	$9.68	0

ON Moderate Growth Model Portfolio	2017	$10.00	$10.90	38,039
	2018	$10.90	$9.64	37,668

ON Growth Model Portfolio	2017	$10.00	$11.00	0
	2018	$11.00	$9.57	0

AB Variable Products Series

Form 8565-NSLAC	77

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Fund, Inc. (Class B)
AB VPS Growth & Income Portfolio	2016	$10.00	$10.87	1,502
	2017	$10.87	$12.68	4,665
	2018	$12.68	$11.74	5,204

AB VPS Small Cap Growth Portfolio	2016	$10.00	$11.05	0
	2017	$11.05	$14.54	0
	2018	$14.54	$14.15	0

AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.70	0
	2012	$9.70	$10.30	8,825
	2013	$10.30	$11.34	32,930
	2014	$11.34	$11.63	54,020
	2015	$11.63	$11.29	44,362
	2016	$11.29	$11.48	71,170
	2017	$11.48	$12.91	63,708
	2018	$12.91	$11.77	65,097

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.84	0
	2016	$9.84	$10.09	21,253
	2017	$10.09	$11.07	16,631
	2018	$11.07	$10.37	15,050

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2010	$10.00	$12.16	0
	2011	$12.16	$11.13	0
	2012	$11.13	$12.62	0
	2013	$12.62	$14.74	0
	2014	$14.74	$14.51	0
	2015	$14.51	$13.90	0
	2016	$13.90	$13.58	0
	2017	$13.58	$16.40	2,764
	2018	$16.40	$13.68	3,897

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.81	161,290
	2013	$10.81	$10.79	212,282
	2014	$10.79	$11.22	163,719
	2015	$11.22	$10.55	165,941
	2016	$10.55	$11.57	146,555
	2017	$11.57	$12.50	134,413
	2018	$12.50	$11.47	121,433

Form 8565-NSLAC	78

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2010	$10.00	$12.13	0
	2011	$12.13	$12.98	0
	2012	$12.98	$14.06	0
	2013	$14.06	$16.71	0
	2014	$16.71	$17.73	0
	2015	$17.73	$16.97	0
	2016	$16.97	$17.97	0
	2017	$17.97	$22.45	0
	2018	$22.45	$20.51	0

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2010	$10.00	$12.33	826
	2011	$12.33	$10.49	886
	2012	$10.49	$12.08	863
	2013	$12.08	$16.59	1,543
	2014	$16.59	$17.87	674
	2015	$17.87	$18.66	1,457
	2016	$18.66	$18.98	399
	2017	$18.98	$23.90	339
	2018	$23.90	$24.46	277

Federated Managed Volatility Fund II (Primary Shares)	2012	$10.00	$11.08	863
	2013	$11.08	$13.28	108,540
	2014	$13.28	$13.57	180,305
	2015	$13.57	$12.34	180,357
	2016	$12.34	$13.08	158,352
	2017	$13.08	$15.20	136,637
	2018	$15.20	$13.68	111,060

Federated Managed Volatility Fund II (Service Shares)	2018	$10.00	$9.04	0

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2010	$10.00	$12.33	759
	2011	$12.33	$11.79	3,797
	2012	$11.79	$13.47	5,078
	2013	$13.47	$17.35	6,955
	2014	$17.35	$19.06	6,266
	2015	$19.06	$18.83	2,935
	2016	$18.83	$19.95	2,613
	2017	$19.95	$23.87	2,379
	2018	$23.87	$21.92	2,254

Form 8565-NSLAC	79

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Fidelity® VIP Mid Cap Portfolio	2010	$10.00	$12.47	1,209
	2011	$12.47	$10.94	25,411
	2012	$10.94	$12.33	34,890
	2013	$12.33	$16.48	30,374
	2014	$16.48	$17.19	30,490
	2015	$17.19	$16.63	33,736
	2016	$16.63	$18.32	28,457
	2017	$18.32	$21.72	24,023
	2018	$21.72	$18.21	22,735

Fidelity® VIP Growth Portfolio	2010	$10.00	$12.83	0
	2011	$12.83	$12.62	0
	2012	$12.62	$14.20	1,716
	2013	$14.20	$19.00	0
	2014	$19.00	$20.75	0
	2015	$20.75	$21.82	0
	2016	$21.82	$21.58	0
	2017	$21.58	$28.63	1,182
	2018	$28.63	$28.04	1,366

Fidelity® VIP Equity-Income Portfolio	2010	$10.00	$12.17	0
	2011	$12.17	$12.05	13,582
	2012	$12.05	$13.87	0
	2013	$13.87	$17.45	0
	2014	$17.45	$18.62	0
	2015	$18.62	$17.54	0
	2016	$17.54	$20.31	0
	2017	$20.31	$22.51	0
	2018	$22.51	$20.25	0

Fidelity® VIP Real Estate Portfolio	2010	$10.00	$12.06	3,022
	2011	$12.06	$12.79	13,582
	2012	$12.79	$14.88	17,123
	2013	$14.88	$14.87	18,294
	2014	$14.87	$18.99	16,712
	2015	$18.99	$19.34	13,997
	2016	$19.34	$20.06	13,766
	2017	$20.06	$20.48	12,001
	2018	$20.48	$18.85	10,867

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.32	4,658
	2014	$11.32	$11.77	81,800
	2015	$11.77	$11.43	86,010
	2016	$11.43	$11.81	67,639
	2017	$11.81	$13.51	52,248

Form 8565-NSLAC	80

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$13.51	$12.50	42,079

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$9.11	$9.00	2,492
	2017	$9.00	$8.90	3,238
	2018	$8.90	$8.89	2,835

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2010	$10.00	$11.12	2,777
	2011	$11.12	$11.19	2,626
	2012	$11.19	$12.39	2,544
	2013	$12.39	$13.88	5,985
	2014	$13.88	$14.27	5,730
	2015	$14.27	$13.04	2,310
	2016	$13.04	$14.61	2,142
	2017	$14.61	$15.74	1,996
	2018	$15.74	$14.80	1,835

Franklin Flex Cap Growth VIP Fund	2010	$10.00	$12.35	14,080
	2011	$12.35	$11.56	50,654
	2012	$11.56	$12.42	48,811
	2013	$12.42	$16.77	44,462
	2014	$16.77	$17.48	13,621
	2015	$17.48	$17.94	12,901
	2016	$17.94	$17.13	13,706
	2017	$17.13	$21.36	12,603
	2018	$21.36	$21.66	10,613

Templeton Foreign VIP Fund	2010	$10.00	$12.22	15,153
	2011	$12.22	$10.73	62,223
	2012	$10.73	$12.47	83,238
	2013	$12.47	$15.07	82,837
	2014	$15.07	$13.16	97,580
	2015	$13.16	$12.09	99,656
	2016	$12.09	$12.74	100,213
	2017	$12.74	$14.61	94,179
	2018	$14.61	$12.14	95,964

Franklin Allocation VIP Fund	2010	$10.00	$11.49	0
	2011	$11.49	$11.12	10,628
	2012	$11.12	$12.60	16,472
	2013	$12.60	$15.33	16,220
	2014	$15.33	$15.49	13,508

Form 8565-NSLAC	81

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$15.49	$14.29	13,312
	2016	$14.29	$15.88	12,952
	2017	$15.88	$17.46	7,216
	2018	$17.46	$15.53	7,060

Franklin Templeton Variable Insurance Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.86	0
	2016	$9.86	$10.15	20,557
	2017	$10.15	$11.55	18,616
	2018	$11.55	$10.59	31,245

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2010	$10.00	$11.88	27,398
	2011	$11.88	$10.84	116,256
	2012	$10.84	$12.67	93,021
	2013	$12.67	$16.57	77,776
	2014	$16.57	$18.35	60,796
	2015	$18.35	$17.23	64,834
	2016	$17.23	$18.86	47,826
	2017	$18.86	$20.33	40,414
	2018	$20.33	$18.25	37,561

Goldman Sachs U.S. Equity Insights Fund	2010	$10.00	$11.96	0
	2011	$11.96	$12.22	0
	2012	$12.22	$13.73	0
	2013	$13.73	$18.53	438
	2014	$18.53	$21.18	791
	2015	$21.18	$20.75	0
	2016	$20.75	$22.55	0
	2017	$22.55	$27.47	0
	2018	$27.47	$25.30	0

Goldman Sachs Strategic Growth Fund	2010	$10.00	$11.89	0
	2011	$11.89	$11.36	0
	2012	$11.36	$13.37	1,145
	2013	$13.37	$17.36	0
	2014	$17.36	$19.36	0
	2015	$19.36	$19.65	0
	2016	$19.65	$19.65	0
	2017	$19.65	$25.21	0
	2018	$25.21	$24.47	0

Goldman Sachs Global Trends	2012	$10.00	$10.20	6,348

Form 8565-NSLAC	82

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Allocation Fund
	2013	$10.20	$11.40	108,927
	2014	$11.40	$11.65	150,180
	2015	$11.65	$10.80	161,595
	2016	$10.80	$11.08	138,740
	2017	$11.08	$12.33	131,958
	2018	$12.33	$11.61	104,001

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2010	$10.00	$11.62	4,077
	2011	$11.62	$10.61	20,291
	2012	$10.61	$12.44	22,593
	2013	$12.44	$15.31	24,273
	2014	$15.31	$14.27	22,613
	2015	$14.27	$12.87	18,630
	2016	$12.87	$12.33	19,536
	2017	$12.33	$14.35	18,173
	2018	$14.35	$13.35	17,272

Ivy VIP Natural Resources	2010	$10.00	$13.90	631
	2011	$13.90	$10.74	688
	2012	$10.74	$10.77	728
	2013	$10.77	$11.42	743
	2014	$11.42	$9.77	798
	2015	$9.77	$7.46	915
	2016	$7.46	$9.08	882
	2017	$9.08	$9.20	929
	2018	$9.20	$6.95	858

Ivy VIP Science and Technology	2010	$10.00	$12.18	656
	2011	$12.18	$11.29	634
	2012	$11.29	$14.19	1,601
	2013	$14.19	$21.84	1,669
	2014	$21.84	$22.11	1,002
	2015	$22.11	$21.12	1,078
	2016	$21.12	$21.10	925
	2017	$21.10	$27.43	749
	2018	$27.43	$25.57	694

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2010	$10.00	$12.17	477
	2011	$12.17	$12.23	0
	2012	$12.23	$14.49	0
	2013	$14.49	$18.86	0

Form 8565-NSLAC	83

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$18.86	$21.35	0
	2015	$21.35	$20.45	0
	2016	$20.45	$23.07	505
	2017	$23.07	$25.82	3,846
	2018	$25.82	$22.39	4,083

JPMorgan Insurance Trust Small Cap Core Portfolio	2010	$10.00	$12.54	0
	2011	$12.54	$11.75	0
	2012	$11.75	$13.84	0
	2013	$13.84	$19.37	0
	2014	$19.37	$20.89	0
	2015	$20.89	$19.46	0
	2016	$19.46	$23.02	0
	2017	$23.02	$26.10	3,930
	2018	$26.10	$22.61	4,116

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2010	$10.00	$11.85	0
	2011	$11.85	$11.01	0
	2012	$11.01	$12.81	0
	2013	$12.81	$16.38	0
	2014	$16.38	$18.17	0
	2015	$18.17	$18.78	0
	2016	$18.78	$18.53	0
	2017	$18.53	$23.25	0
	2018	$23.25	$22.22	0

Janus Henderson Overseas Portfolio	2010	$10.00	$12.60	1,975
	2011	$12.60	$8.39	2,442
	2012	$8.39	$9.34	2,676
	2013	$9.34	$10.50	2,373
	2014	$10.50	$9.08	2,505
	2015	$9.08	$8.14	3,805
	2016	$8.14	$7.47	2,368
	2017	$7.47	$9.62	2,022
	2018	$9.62	$8.03	2,023

Janus Henderson Global Research Portfolio	2010	$10.00	$12.02	0
	2011	$12.02	$10.17	0
	2012	$10.17	$11.99	0
	2013	$11.99	$15.11	0
	2014	$15.11	$15.93	0

Form 8565-NSLAC	84

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$15.93	$15.28	0
	2016	$15.28	$15.30	457
	2017	$15.30	$19.07	412
	2018	$19.07	$17.43	415

Janus Henderson Balanced Portfolio	2010	$10.00	$11.05	1,367
	2011	$11.05	$11.01	1,236
	2012	$11.01	$12.28	1,123
	2013	$12.28	$14.48	1,026
	2014	$14.48	$15.42	919
	2015	$15.42	$15.23	825
	2016	$15.23	$15.63	760
	2017	$15.63	$18.16	1,334
	2018	$18.16	$17.94	9,252

Janus Henderson U.S. Low Volatility Portfolio	2012	$10.00	$9.88	914
	2013	$9.88	$12.14	109,985
	2014	$12.14	$14.06	193,475
	2015	$14.06	$14.39	173,139
	2016	$14.39	$15.54	171,748
	2017	$15.54	$17.64	160,638
	2018	$17.64	$16.56	138,372

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.94	0
	2016	$9.94	$10.00	0
	2017	$10.00	$10.17	0
	2018	$10.17	$9.87	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	2010	$10.00	$12.49	3,715
	2011	$12.49	$11.17	19,555
	2012	$11.17	$12.11	482
	2013	$12.11	$16.12	426
	2014	$16.12	$17.61	386
	2015	$17.61	$16.91	376
	2016	$16.91	$19.26	371
	2017	$19.26	$21.59	343
	2018	$21.59	$18.43	336

Lazard Retirement Emerging Markets Equity Portfolio	2010	$10.00	$12.46	5,643
	2011	$12.46	$10.05	19,708
	2012	$10.05	$12.07	24,902
	2013	$12.07	$11.72	37,861

Form 8565-NSLAC	85

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$11.72	$11.00	41,723
	2015	$11.00	$8.65	48,513
	2016	$8.65	$10.28	42,198
	2017	$10.28	$12.93	42,444
	2018	$12.93	$10.36	45,544

Lazard Retirement International Equity Portfolio	2010	$10.00	$12.05	15,941
	2011	$12.05	$11.00	10,880
	2012	$11.00	$13.10	92,858
	2013	$13.10	$15.56	91,262
	2014	$15.56	$14.67	100,165
	2015	$14.67	$14.68	103,357
	2016	$14.68	$13.82	98,685
	2017	$13.82	$16.64	75,915
	2018	$16.64	$14.09	73,032

Lazard Retirement US Equity Select Portfolio	2010	$10.00	$12.19	0
	2011	$12.19	$12.23	0
	2012	$12.23	$13.71	0
	2013	$13.71	$17.27	0
	2014	$17.27	$19.49	0
	2015	$19.49	$18.13	0
	2016	$18.13	$19.52	0
	2017	$19.52	$22.68	0
	2018	$22.68	$21.57	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2012	$10.00	$10.46	3,901
	2013	$10.46	$12.29	57,422
	2014	$12.29	$12.42	119,252
	2015	$12.42	$12.17	120,260
	2016	$12.17	$12.36	111,965
	2017	$12.36	$14.66	104,123
	2018	$14.66	$13.47	109,980

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2010	$10.00	$11.65	0
	2011	$11.65	$12.37	0
	2012	$12.37	$13.90	0
	2013	$13.90	$17.22	0
	2014	$17.22	$19.24	0
	2015	$19.24	$18.12	0
	2016	$18.12	$20.50	0

Form 8565-NSLAC	86

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$20.50	$24.03	0
	2018	$24.03	$22.49	0

ClearBridge Variable Large Cap Value Portfolio	2010	$10.00	$11.77	391
	2011	$11.77	$12.16	367
	2012	$12.16	$13.93	538
	2013	$13.93	$18.14	298
	2014	$18.14	$19.94	926
	2015	$19.94	$19.05	641
	2016	$19.05	$21.18	568
	2017	$21.18	$23.93	549
	2018	$23.93	$21.45	552

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.75	19,651
	2013	$10.75	$12.51	342,131
	2014	$12.51	$13.13	583,351
	2015	$13.13	$12.24	550,533
	2016	$12.24	$12.02	562,142
	2017	$12.02	$13.49	513,912
	2018	$13.49	$12.33	421,918
Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.97	0
	2016	$9.97	$10.22	97,130
	2017	$10.22	$10.63	104,877
	2018	$10.63	10.18	97,261

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2010	$10.00	$12.81	0
	2011	$12.81	$11.83	0
	2012	$11.83	$13.55	0
	2013	$13.55	$18.29	1,409
	2014	$18.29	$19.53	1,334
	2015	$19.53	$20.06	1,241
	2016	$20.06	$20.65	1,553
	2017	$20.65	$25.74	1,857
	2018	$25.74	$25.56	1,807

MFS® New Discovery Series	2010	$10.00	$13.15	0
	2011	$13.15	$11.58	0
	2012	$11.58	$13.77	0
	2013	$13.77	$19.13	670
	2014	$19.13	$17.41	748
	2015	$17.41	$16.76	740

Form 8565-NSLAC	87

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$16.76	$17.94	649
	2017	$17.94	$22.29	597
	2018	$22.29	$21.55	546

MFS® Total Return Series	2010	$10.00	$11.11	0
	2011	$11.11	$11.11	0
	2012	$11.11	$12.12	0
	2013	$12.12	$14.16	0
	2014	$14.16	$15.08	0
	2015	$15.08	$14.75	0
	2016	$14.75	$15.78	0
	2017	$15.78	$17.40	39,352
	2018	$17.40	$16.11	38,404

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.71	0
	2016	$9.71	$10.12	0
	2017	$10.12	$12.75	0
	2018	$12.75	$12.61	0

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2010	$10.00	$10.14	0
	2011	$10.14	$10.52	0
	2012	$10.52	$11.30	3,335
	2013	$11.30	$11.05	12,160
	2014	$11.05	$11.69	14,275
	2015	$11.69	$11.40	5,876
	2016	$11.40	$11.88	4,751
	2017	$11.88	$12.37	4,563
	2018	$12.37	$12.06	2,109

Morgan Stanley VIF U.S. Real Estate Portfolio	2010	$10.00	$11.97	0
	2011	$11.97	$12.44	0
	2012	$12.44	$14.15	0
	2013	$14.15	$14.16	0
	2014	$14.16	$18.03	0
	2015	$18.03	$18.08	0
	2016	$18.08	$18.95	0
	2017	$18.95	$19.18	0
	2018	$19.18	$17.37	0

Morgan Stanley VIF Growth Portfolio	2010	$10.00	$12.78	0

Form 8565-NSLAC	88

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$12.78	$12.19	0
	2012	$12.19	$13.68	0
	2013	$13.68	$19.88	2,199
	2014	$19.88	$20.75	0
	2015	$20.75	$22.85	811
	2016	$22.85	$22.05	0
	2017	$22.05	$30.98	0
	2018	$30.98	$32.70	0

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2010	$10.00	$12.75	0
	2011	$12.75	$11.70	0
	2012	$11.70	$13.28	0
	2013	$13.28	$17.86	476
	2014	$17.86	$19.95	0
	2015	$19.95	$17.95	0
	2016	$17.95	$20.48	0
	2017	$20.48	$23.45	0
	2018	$23.45	$19.49	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.77	0
	2012	$9.77	$10.41	36,869
	2013	$10.41	$11.06	138,572
	2014	$11.06	$11.21	185,404
	2015	$11.21	$10.53	173,497
	2016	$10.53	$11.01	134,612
	2017	$11.01	$11.97	123,225
	2018	$11.97	$11.07	110,021

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.69	0
	2012	$9.69	$10.35	32,442
	2013	$10.35	$11.45	157,282
	2014	$11.45	$11.58	191,867
	2015	$11.58	$10.67	179,026
	2016	$10.67	$11.16	183,271
	2017	$11.16	$12.50	164,958
	2018	$12.50	$11.40	143,918

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.56	0

Form 8565-NSLAC	89

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$9.56	$10.18	28,969
	2013	$10.18	$11.61	83,595
	2014	$11.61	$11.57	130,322
	2015	$11.57	$10.34	117,844
	2016	$10.34	10.74	103,075
	2017	$10.74	$12.43	87,580
	2018	$12.43	$11.16	75,046

Northern Lights Variable Trust (Class 3 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.85	0
	2016	$9.85	$10.28	0
	2017	$10.28	$11.18	0
	2018	$11.18	$10.32	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$9.81	0
	2016	$9.81	$10.24	0
	2017	$10.24	$11.47	0
	2018	$11.47	$10.45	0

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$9.80	0
	2016	$9.80	$10.17	0
	2017	$10.17	$11.76	0
	2018	$11.76	$10.54	0

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2010	$10.00	$10.15	9,844
	2011	$10.15	$11.15	49,639
	2012	$11.15	$11.93	77,330
	2013	$11.93	$10.65	126,909
	2014	$10.65	$10.80	130,456
	2015	$10.80	$10.34	133,966
	2016	$10.34	$10.70	116,392
	2017	$10.70	$10.91	118,886
	2018	$10.91	$10.50	112,044

PIMCO Total Return Portfolio	2010	$10.00	$10.17	34,753
	2011	$10.17	$10.37	170,778
	2012	$10.37	$11.18	262,634
	2013	$11.18	$10.78	251,079
	2014	$10.78	$11.06	244,052
	2015	$11.06	$10.93	254,153
	2016	$10.93	$11.05	116,305

Form 8565-NSLAC	90

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$11.05	$11.40	145,124
	2018	$11.40	$11.16	136,117

PIMCO Global Bond Opportunities Portfolio (Unhedged)	2010	$10.00	$10.83	4,666
	2011	$10.83	$11.46	20,254
	2012	$11.46	$12.06	31,625
	2013	$12.06	$10.85	5,573
	2014	$10.85	$10.92	5,529
	2015	$10.92	$10.31	270
	2016	$10.31	$10.55	274
	2017	$10.55	$11.28	10,306
	2018	$11.28	$10.63	9,793

PIMCO CommodityRealReturn® Strategy Portfolio	2010	$10.00	$13.29	2,742
	2011	$13.29	$12.08	15,866
	2012	$12.08	$12.53	25,035
	2013	$12.53	$10.51	43,330
	2014	$10.51	$8.44	29,382
	2015	$8.44	$6.17	41,626
	2016	$6.17	$6.98	41,577
	2017	$6.98	$7.02	46,359
	2018	$7.02	$5.93	44,361

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.00	8,329
	2013	$10.00	$10.96	233,292
	2014	$10.96	$11.41	365,059
	2015	$11.41	$10.60	388,035
	2016	$10.60	$11.25	368,486
	2017	$11.25	$12.93	321,298
	2018	$12.93	$11.58	268,327

PIMCO Short-Term Portfolio	2013	$10.00	$9.98	0
	2014	$9.98	$9.89	0
	2015	$9.89	$9.84	0
	2016	$9.84	$9.91	0
	2017	$9.91	$9.98	418
	2018	$9.98	$9.97	0

PIMCO Low Duration Portfolio	2015	$10.00	$9.96	0
	2016	$9.96	$9.93	13,718
	2017	$9.93	$9.91	10,099
	2018	$9.91	$9.78	7,058

Form 8565-NSLAC	91

	NScore Lite III (1.65% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2010	$10.00	$12.24	0
	2011	$12.24	$12.03	0
	2012	$12.03	$13.70	0
	2013	$13.70	$18.48	0
	2014	$18.48	$19.92	0
	2015	$19.92	$21.76	806
	2016	$21.76	$21.13	0
	2017	$21.13	$28.30	0
	2018	$28.30	$27.51	0

Jennison 20/20 Focus Portfolio	2010	$10.00	$12.22	12,409
	2011	$12.22	$11.48	35,162
	2012	$11.48	$12.49	1,395
	2013	$12.49	$15.89	2,836
	2014	$15.89	$16.68	2,722
	2015	$16.68	$17.37	2,550
	2016	$17.37	$17.30	2,434
	2017	$17.30	$22.08	2,187
	2018	$22.08	$20.48	2,060

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2010	$10.00	$11.90	5,523
	2011	$11.90	$11.32	23,160
	2012	$11.32	$12.53	50,015
	2013	$12.53	$16.61	44,285
	2014	$16.61	$16.87	32,835
	2015	$16.87	$14.64	23,015
	2016	$14.64	$17.42	10,422
	2017	$17.42	$18.05	10,544
	2018	$18.05	$16.28	9,519

Royce Micro-Cap Portfolio	2010	$10.00	$13.04	0
	2011	$13.04	$11.28	0
	2012	$11.28	$11.94	0
	2013	$11.94	$14.21	0
	2014	$14.21	$13.47	0
	2015	$13.47	$11.60	0
	2016	$11.60	$13.67	0
	2017	$13.67	$14.14	0
	2018	$14.14	$12.65	0

Form 8565-NSLAC	92

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
ON Equity Portfolio	2014	$17.93	$19.51	0
	2015	$19.51	$18.48	0
	2016	$18.48	$20.48	0
	2017	$20.48	$23.09	0
	2018	$23.09	$19.56	0

ON Bond Portfolio	2014	$11.09	$11.23	2,171
	2015	$11.23	$10.81	2,048
	2016	$10.81	$11.47	1,933
	2017	$11.47	$11.98	1,825
	2018	$11.98	$11.41	1,708

ON BlackRock Balanced Allocation	2014	$15.56	$17.03	0
Portfolio	2015	$17.03	$17.10	0
	2016	$17.10	$18.54	0
	2017	$18.54	$22.06	0
	2018	$22.06	$18.53	0

ON S&P 500® Index Portfolio	2014	$18.05	$19.73	0
	2015	$19.73	$19.58	4,522
	2016	$19.58	$21.45	0
	2017	$21.45	$25.61	0
	2018	$25.61	$23.97	1,475

ON International Equity Portfolio	2014	$13.70	$12.47	0
	2015	$12.47	$12.21	0
	2016	$12.21	$11.42	0
	2017	$11.42	$14.24	0
	2018	$14.24	$12.14	0

ON Foreign Portfolio	2014	$15.79	$14.61	0
	2015	$14.61	$15.72	0
	2016	$15.72	$14.29	0
	2017	$14.29	$16.84	0
	2018	$16.84	$13.967	0

ON Capital Appreciation Portfolio	2014	$18.58	$19.16	0
	2015	$19.16	$18.46	0
	2016	$18.46	$20.81	0
	2017	$20.81	$23.70	0
	2018	$23.70	$20.13	0

ON Janus Henderson Forty Portfolio	2014	$16.58	$18.78	705
	2015	$18.78	$20.34	666
	2016	$20.34	$20.69	628

Form 8565-NSLAC	93

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$20.69	$25.98	593
	2018	$25.98	$26.87	555

ON Janus Henderson Enterprise Portfolio	2014	$17.87	$19.80	0
	2015	$19.80	$18.49	0
	2016	$18.49	$18.46	0
	2017	$18.46	$23.07	0
	2018	$23.07	$21.96	0

ON ClearBridge Small Cap Portfolio	2014	$17.66	$18.54	0
	2015	$18.54	$17.78	0
	2016	$17.78	$22.38	0
	2017	$22.38	$24.70	0
	2018	$24.70	$22.05	0

ON Federated High Income Bond Portfolio	2014	$13.66	$13.44	3,949
	2015	$13.44	$12.82	4,565
	2016	$12.82	$14.42	1,410
	2017	$14.42	$15.16	1,366
	2018	$15.16	$14.42	1,319

ON Federated Strategic Value Dividend Portfolio	2014	$17.89	$18.23	0
	2015	$18.23	$18.69	0
	2016	$18.69	$20.37	0
	2017	$20.37	$22.96	0
	2018	$22.96	$20.67	0

ON Janus Henderson Venture Portfolio	2014	$20.23	$23.34	420
	2015	$23.34	$22.91	420
	2016	$22.91	$23.96	420
	2017	$23.96	$29.22	420
	2018	$29.22	$26.90	420

ON Nasdaq-100® Index Portfolio	2014	$19.53	$22.89	595
	2015	$22.89	$24.56	561
	2016	$24.56	$25.77	530
	2017	$25.77	$33.55	500
	2018	$33.55	$32.85	468

ON BlackRock Advantage Large Cap	2014	$17.09	$19.07	0
Core Portfolio	2015	$19.07	$19.52	0
	2016	$19.52	$21.45	0

Form 8565-NSLAC	94

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2017	$21.45	$26.54	0
	2018	$26.54	$21.40	0

ON BlackRock Advantage Small Cap	2014	$17.73	$18.29	0
Growth Portfolio	2015	$18.29	$17.22	0
	2016	$17.22	$17.71	0
	2017	$17.71	$21.17	0
	2018	$21.17	$19.73	0

ON ICON Balanced Portfolio	2014	$14.35	$14.68	49,539
	2015	$14.68	$14.65	111,349
	2016	$14.65	$15.06	115,413
	2017	$15.06	$16.43	102,291
	2018	$16.43	$14.45	90,949

ON S&P MidCap 400® Index Portfolio	2014	$18.92	$19.76	0
	2015	$19.76	$18.80	0
	2016	$18.80	$20.24	0
	2017	$20.24	$22.98	0
	2018	$22.98	$20.00	0

ON BlackRock Advantage Large Cap	2014	$17.37	$19.18	0
Growth Portfolio	2015	$19.18	$19.93	0
	2016	$19.93	$21.12	0
	2017	$21.12	$26.93	0
	2018	$26.93	$22.54	0

ON Risk Managed Balanced Portfolio	2014	$10.00	$10.71	12,070
	2015	$10.71	$10.39	85,497
	2016	$10.39	$10.60	119,867
	2017	$10.60	$12.26	122,987
	2018	$12.26	$11.96	96,401

ON Conservative Model Portfolio	2017	$10.00	$10.38	0
	2018	$10.38	$9.90	0

ON Moderately Conservative Model Portfolio	2017	$10.00	$10.54	0
	2018	$10.54	$9.78	0

ON Balanced Model Portfolio	2017	$10.00	$10.66	15,982
	2018	$10.66	$9.67	15,587

ON Moderate Growth Model Portfolio	2017	$10.00	$10.90	0
	2018	$10.90	$9.63	0

Form 8565-NSLAC	95

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
ON Growth Model Portfolio	2017	$10.00	$11.00	0
	2018	$11.00	$9.56	0

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Growth & Income Portfolio	2016	$10.00	$10.86	0
	2017	$10.86	$12.67	0
	2018	$12.67	$11.73	0

AB VPS Small Cap Growth Portfolio	2016	$10.00	$11.05	0
	2017	$11.05	$14.53	0
	2018	$14.53	$14.13	0

AB VPS Dynamic Asset Allocation Portfolio	2014	$11.44	$11.61	24,555
	2015	$11.61	$11.27	84,052
	2016	$11.27	$11.45	89,801
	2017	$11.45	$12.87	75,153
	2018	$12.87	$11.73	71,934

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.84	32,036
	2016	$9.84	$10.09	36,205
	2017	$10.09	$11.06	4,284
	2018	$11.06	$10.35	55,606
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Invesco V.I. International Growth Fund	2014	$14.99	$14.48	201
	2015	$14.48	$13.86	201
	2016	$13.86	$13.54	201
	2017	$13.54	$16.34	201
	2018	$16.34	$13.62	201

Invesco V.I. Balanced-Risk Allocation Fund	2014	$11.00	$11.20	13,440
	2015	$11.20	$10.53	30,835
	2016	$10.53	$11.54	57,352
	2017	$11.54	$12.47	60,193
	2018	$12.47	$11.44	54,838

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2014	$16.99	$17.69	2,218
	2015	$17.69	$16.92	7,077
	2016	$16.92	$17.91	6,862
	2017	$17.91	$22.37	6,565
	2018	$22.37	$20.43	6,251

Form 8565-NSLAC	96

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2014	$16.27	$17.83	0
	2015	$17.83	$18.61	0
	2016	$18.61	$18.92	0
	2017	$18.92	$23.81	0
	2018	$23.81	$24.36	0

Federated Managed Volatility Fund II (Primary Shares)	2014	$13.67	$13.55	60,642
	2015	$13.55	$12.32	145,144
	2016	$12.32	$13.05	150,513
	2017	$13.05	$15.15	141,924
	2018	$15.15	$13.63	134,145

Federated Managed Volatility Fund II (Service Shares)	2018	$10.00	$9.04	0

Fidelity® Variable Insurance Products (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2014	$17.49	$19.01	2,118
	2015	$19.01	$18.77	12,205
	2016	$18.77	$19.89	10,409
	2017	$19.89	$23.78	10,010
	2018	$23.78	$21.83	9,895

Fidelity® VIP Mid Cap Portfolio	2014	$16.25	$17.15	2,567
	2015	$17.15	$16.59	0
	2016	$16.59	$18.26	0
	2017	$18.26	$21.64	0
	2018	$21.64	$18.13	268

Fidelity® VIP Growth Portfolio	2014	$19.17	$20.70	0
	2015	$20.70	$21.76	0
	2016	$21.76	$21.51	0
	2017	$21.51	$28.52	0
	2018	$28.52	$27.92	0

Fidelity® VIP Equity-Income Portfolio	2014	$17.91	$18.58	0
	2015	$18.58	$17.49	0
	2016	$17.49	$20.25	0
	2017	$20.25	$22.43	0
	2018	$22.43	$20.17	0

Fidelity® VIP Real Estate Portfolio	2014	$16.82	$18.95	1,255
	2015	$18.95	$19.28	1,310

Form 8565-NSLAC	97

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$19.28	$20.00	163
	2017	$20.00	$20.41	163
	2018	$20.41	$18.77	2,123

Fidelity® VIP Target Volatility Portfolio	2014	$11.46	$11.76	34,344
	2015	$11.76	$11.41	89,453
	2016	$11.41	$11.79	100,640
	2017	$11.79	$13.48	97,520
	2018	$13.48	$12.46	94,354

Fidelity® Variable Insurance Products (Service Class)
Fidelity® VIP Government Money Market Portfolio	2016	$9.09	$8.97	574
	2017	$8.97	$8.87	542
	2018	$8.87	$8.86	507

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2014	$14.67	$14.24	0
	2015	$14.24	$13.00	5,880
	2016	$13.00	$14.56	5,767
	2017	$14.56	$15.68	5,898
	2018	$15.68	$14.74	6,067

Franklin Flex Cap Growth VIP Fund	2014	$16.31	$17.45	0
	2015	$17.45	$17.89	0
	2016	$17.89	$17.07	0
	2017	$17.07	$21.28	0
	2018	$21.28	$21.57	0

Templeton Foreign VIP Fund	2014	$15.23	$13.14	3,207
	2015	$13.14	$12.06	0
	2016	$12.06	$12.70	0
	2017	$12.70	$14.56	0
	2018	$14.56	$12.09	0

Franklin Allocation VIP Fund	2014	$15.90	$15.46	0
	2015	$15.46	$14.25	0
	2016	$14.25	$15.82	0
	2017	$15.82	$17.39	0
	2018	$17.39	$15.46	2,192

Franklin Templeton Variable Insurance Products Trust (Class 5)

Form 8565-NSLAC	98

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.86	0
	2016	$9.86	$10.14	9,164
	2017	$10.14	$11.54	12,886
	2018	$11.54	$10.57	11,212

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2014	$17.00	$18.31	0
	2015	$18.31	$17.18	1,803
	2016	$17.18	$18.80	0
	2017	$18.80	$20.25	0
	2018	$20.25	$18.18	0

Goldman Sachs U.S. Equity Insights Fund	2014	$19.04	$21.13	747
	2015	$21.13	$20.69	747
	2016	$20.69	$22.48	747
	2017	$22.48	$27.36	747
	2018	$27.36	$25.19	747

Goldman Sachs Strategic Growth Fund	2014	$17.27	$19.32	0
	2015	$19.32	$19.59	0
	2016	$19.59	$19.59	0
	2017	$19.59	$25.12	0
	2018	$25.12	$24.37	0

Goldman Sachs Global Trends Allocation Fund	2014	$11.32	$11.64	20,818
	2015	$11.64	$10.78	46,359
	2016	$10.78	$11.06	46,170
	2017	$11.06	$12.30	47,237
	2018	$12.30	$11.57	36,819

Ivy Variable Insurance Portfolios (Class II)
Ivy VIP Asset Strategy	2014	$14.71	$14.24	1,934
	2015	$14.24	$12.83	0
	2016	$12.83	$12.30	0
	2017	$12.30	$14.30	0
	2018	$14.30	$13.29	0

Ivy VIP Natural Resources	2014	$12.21	$9.75	2,280
	2015	$9.75	$7.44	0
	2016	$7.44	$9.06	0
	2017	$9.06	$9.17	0
	2018	$9.17	$6.92	0

Form 8565-NSLAC	99

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ivy VIP Science and Technology	2014	$20.92	$22.06	2,327
	2015	$22.06	$21.07	1,193
	2016	$21.07	$21.03	143
	2017	$21.03	$27.33	143
	2018	$27.33	$25.46	143

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2014	$19.36	$21.30	598
	2015	$21.30	$20.39	1,900
	2016	$20.39	$23.00	598
	2017	$23.00	$25.73	598
	2018	$25.73	$22.30	598

JPMorgan Insurance Trust Small Cap Core Portfolio	2014	$18.96	$20.84	0
	2015	$20.84	$19.41	1,368
	2016	$19.41	$22.95	0
	2017	$22.95	$26.00	0
	2018	$26.00	$22.51	0

Janus Aspen Series (Service Shares)
Janus Henderson Research Portfolio	2014	$16.14	$18.13	0
	2015	$18.13	$18.73	0
	2016	$18.73	$18.47	0
	2017	$18.47	$23.16	0
	2018	$23.16	$22.13	0

Janus Henderson Overseas Portfolio	2014	$10.12	$9.06	0
	2015	$9.06	$8.12	0
	2016	$8.12	$7.45	0
	2017	$7.45	$9.58	0
	2018	$9.58	$7.99	0

Janus Henderson Global Research Portfolio	2014	$15.20	$15.90	0
	2015	$15.90	$15.24	0
	2016	$15.24	$15.25	0
	2017	$15.25	$19.00	0
	2018	$19.00	$17.36	0

Janus Henderson Balanced Portfolio	2014	$14.63	$15.38	0
	2015	$15.38	$15.19	7,396
	2016	$15.19	$15.58	7,132
	2017	$15.58	$18.10	18,426

Form 8565-NSLAC	100

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$18.10	$17.87	18,049

Janus Henderson U.S. Low Volatility Portfolio	2014	$12.68	$14.04	78,247
	2015	$14.04	$14.37	200,984
	2016	$14.37	$15.50	234,685
	2017	$15.50	$17.60	237,833
	2018	$17.60	$16.51	216,256

Janus Henderson Flexible Bond Portfolio	2015	$10.00	$9.94	0
	2016	$9.94	$9.99	0
	2017	$9.99	$10.16	0
	2018	$10.16	$9.86	3,668

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement US Small-Mid Cap Equity Portfolio	2014	$16.28	$17.57	0
	2015	$17.57	$16.86	1,575
	2016	$16.86	$19.20	0
	2017	$19.20	$21.51	0
	2018	$21.51	$18.35	0

Lazard Retirement Emerging Markets Equity Portfolio	2014	$11.64	$10.97	4,006
	2015	$10.97	$8.63	8,131
	2016	$8.63	$10.25	4,111
	2017	$10.25	$12.88	3,891
	2018	$12.88	$10.31	4,788
Lazard Retirement International Equity Portfolio	2014	$15.61	$14.63	0
	2015	$14.63	$14.64	3,930
	2016	$14.64	$13.78	0
	2017	$13.78	$16.58	0
	2018	$16.58	$14.03	2,248

Lazard Retirement US Equity Select Portfolio	2014	$17.52	$19.45	0
	2015	$19.45	$18.08	0
	2016	$18.08	$19.46	0
	2017	$19.46	$22.60	0
	2018	$22.60	$21.48	0

Lazard Retirement Global Dynamic Multi-Asset Portfolio	2014	$12.33	$12.41	27,274
	2015	$12.41	$12.14	60,180
	2016	$12.14	$12.34	66,961
	2017	$12.34	$14.62	65,729

Form 8565-NSLAC	101

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$14.62	$13.43	68,768

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2014	$17.70	$19.20	0
	2015	$19.20	$18.07	0
	2016	$18.07	$20.43	0
	2017	$20.43	$23.94	0
	2018	$23.94	$22.40	0

ClearBridge Variable Large Cap Value Portfolio	2014	$18.44	$19.89	0
	2015	$19.89	$19.00	0
	2016	$19.00	$21.11	0
	2017	$21.11	$23.84	0
	2018	$23.84	$21.36	0

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2014	$12.71	$13.12	211,507
	2015	$13.12	$12.22	548,788
	2016	$12.22	$11.99	607,193
	2017	$11.99	$13.45	596,760
	2018	$13.45	$12.29	557,861

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$10.00	$9.97	0
	2016	$9.97	$10.22	0
	2017	$10.22	$10.62	0
	2018	$10.62	$10.16	0

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	2014	$17.95	$19.49	665
	2015	$19.49	$20.01	628
	2016	$20.01	$20.58	592
	2017	$20.58	$25.64	560
	2018	$25.64	$25.45	524

MFS® New Discovery Series	2014	$17.49	$17.37	0
	2015	$17.37	$16.71	0
	2016	$16.71	$17.88	0
	2017	$17.88	$22.21	0
	2018	$22.21	$21.46	0

MFS® Total Return Series	2014	$14.42	$15.04	0
	2015	$15.04	$14.71	0

Form 8565-NSLAC	102

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2016	$14.71	$15.73	0
	2017	$15.73	$17.33	3,955
	2018	$17.33	$16.04	4,839

MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.71	0
	2016	$9.71	$10.11	0
	2017	$10.11	$12.73	0
	2018	$12.73	$12.59	0

Morgan Stanley Variable Insurance Fund, Inc. (Class II)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	2014	$11.45	$11.66	0
	2015	$11.66	$11.37	0
	2016	$11.37	$11.84	0
	2017	$11.84	$12.33	0
	2018	$12.33	$12.01	0

Morgan Stanley VIF U.S. Real Estate Portfolio	2014	$15.99	$17.99	0
	2015	$17.99	$18.03	0
	2016	$18.03	$18.89	0
	2017	$18.89	$19.11	0
	2018	$19.11	$17.29	2,109

Morgan Stanley VIF Growth Portfolio	2014	$18.85	$20.70	0
	2015	$20.70	$22.79	0
	2016	$22.79	$21.98	0
	2017	$21.98	$30.87	0
	2018	$30.87	$32.57	0

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2014	$18.22	$19.90	0
	2015	$19.90	$17.90	4,099
	2016	$17.90	$20.42	4,199
	2017	$20.42	$23.36	4,045
	2018	$23.36	$19.41	4,004

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2014	$11.16	$11.19	7,326

Form 8565-NSLAC	103

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$11.19	$10.51	16,857
	2016	$10.51	$10.98	15,936
	2017	$10.98	$11.93	15,980
	2018	$11.93	$11.03	15,538

TOPS® Managed Risk Moderate Growth ETF Portfolio	2014	$11.52	$11.56	45,321
	2015	$11.56	$10.64	80,747
	2016	$10.64	$11.13	79,536
	2017	$11.13	$12.46	77,606
	2018	$12.46	$11.36	72,073

TOPS® Managed Risk Growth ETF Portfolio	2014	$11.55	$11.55	31,605
	2015	$11.55	$10.32	55,472
	2016	$10.32	$10.71	49,182
	2017	$10.71	$12.39	47,310
	2018	$12.39	$11.12	44,462

Northern Lights Variable Trust (Class 3 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.85	0
	2016	$9.85	$10.27	851
	2017	$10.27	$11.17	869
	2018	$11.17	$10.30	870

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$9.81	0
	2016	$9.81	$10.23	1,671
	2017	$10.23	$11.46	1,650
	2018	$11.46	$10.43	1,640

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$9.80	0
	2016	$9.80	$10.17	436
	2017	$10.17	$11.74	420
	2018	$11.74	$10.53	426

PIMCO Variable Insurance Trust (Administrative Share Class)
PIMCO Real Return Portfolio	2014	$11.00	$10.78	544
	2015	$10.78	$10.31	514
	2016	$10.31	$10.67	485
	2017	$10.67	$10.87	458
	2018	$10.87	$10.45	428

PIMCO Total Return Portfolio	2014	$10.91	$11.04	0

Form 8565-NSLAC	104

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$11.04	$10.90	7,239
	2016	$10.90	$11.01	3,562
	2017	$11.01	$11.36	3,978
	2018	$11.36	$11.11	4,388

PIMCO Global Bond Opportunities Portfolio (Unhedged)	2014	$11.25	$10.90	3,820
	2015	$10.90	$10.28	2,024
	2016	$10.28	$10.52	1,910
	2017	$10.52	$11.24	1,804
	2018	$11.24	$10.58	1,688

PIMCO CommodityRealReturn® Strategy Portfolio	2014	$11.46	$8.42	0
	2015	$8.42	$6.15	5,543
	2016	$6.15	$6.96	6,062
	2017	$6.96	$6.99	6,722
	2018	$6.99	$5.90	7,445

PIMCO Global Diversified Allocation Portfolio	2014	$11.08	$11.40	57,347
	2015	$11.40	$10.58	148,943
	2016	$10.58	$11.22	204,481
	2017	$11.22	$12.89	211,974
	2018	$12.89	$11.54	195,124

PIMCO Short-Term Portfolio	2014	$9.97	$9.89	1,210
	2015	$9.89	$9.83	1,142
	2016	$9.83	$9.89	1,077
	2017	$9.89	$9.96	1,017
	2018	$9.96	$9.95	8,278

PIMCO Low Duration Portfolio	2015	$10.00	$9.96	0
	2016	$9.96	$9.93	0
	2017	$9.93	$9.90	0
	2018	$9.90	$9.76	7,413

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2014	$17.98	$19.87	0
	2015	$19.87	$21.70	0
	2016	$21.70	$21.06	0
	2017	$21.06	$28.19	0

Form 8565-NSLAC	105

	NScore Lite III (1.70% M&E)
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2018	$28.19	$27.39	0

Jennison 20/20 Focus Portfolio	2014	$15.73	$16.64	2,575
	2015	$16.64	$17.32	0
	2016	$17.32	$17.24	0
	2017	$17.24	$22.00	0
	2018	$22.00	$20.39	0

Royce Capital Fund (Investment Class Shares)
Royce Small-Cap Portfolio	2014	$16.24	$16.83	1,464
	2015	$16.83	$14.60	2,529
	2016	$14.60	$17.36	2,625
	2017	$17.36	$17.99	2,769
	2018	$17.99	$16.21	2,477

Royce Micro-Cap Portfolio	2014	$13.63	$13.44	1,623
	2015	$13.44	$11.57	226
	2016	$11.57	$13.62	226
	2017	$13.62	$14.09	226
	2018	$14.09	$12.60	226

Form 8565-NSLAC	106

Appendix C

GLWB Preferred I.S. Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Preferred I.S.

GLWB Preferred I.S.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first 15 years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next 15 years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in year one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $12,001 (5.60% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal. Further, because you took a withdrawal, your prorated annual credit for year five is $11,550 (6.42% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year five is $225,850 ($214,300 prior GLWB base + $11,550 annual credit).

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $12,648 (5.60% of $225,850), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $37,352 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $12,648 was $166,352 ($179,000 — $12,648). Upon the excess withdrawal, your GLWB base is set equal to $175,138, i.e. $225,850 x (1 — $37,352/$166,352). Because the GLWB base after adjustment for the excess withdrawal of $175,138 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $175,138.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $12,260 (7% of $175,138 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $187,398 ($175,138 prior GLWB base + $12,260 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $197,398 ($187,398 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $185,138 ($175,138 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,960 (7% of $185,138 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $210,358 ($187,398 prior GLWB base + $10,000 additional purchase payment + $12,960 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8565-NSLAC	107

Since you take no more withdrawals and add no more purchase payments in years nine through 15, for each year, your annual credit will be $12,960 (7% of $185,138 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $223,317 for year nine, $236,277 for year ten, $249,237 for year 11, $262,196 for year 12, $275,156 for year 13, $288,116 for year 14, and $301,075 for year 15.

Since the annual credit period is only for 15 years, you will receive no additional annual credits starting in year 16.

Form 8565-NSLAC	108

Appendix D

GLWB Preferred I.S. Lifetime Annuity Period Example

The following provide some examples of how the lifetime annuity payment is calculated during the Lifetime Annuity Period with the GLWB Preferred I.S. rider.

Example 1 – Contract Value reduced to zero after 15 years

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 20th year the rider is in effect. Because you enter the Lifetime Annuity Period after the 15th rider anniversary and before the contract anniversary immediately following the annuitant’s 95th birthday, your lifetime annuity amount will be based on your GLWB base on the date your Contract Value was reduced to zero and the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage cannot be less than 3% and not more than 9%.

The following table shows what your annual payment of the lifetime annuity amount would be based on different Treasury Average Rates:

(Maximum annual withdrawal percentage	+	Treasury Average Rate	–	6%)	x	GLWB base	=	Annual lifetime annuity amount
(5.5%	+	4%	–	6%)	x	$100,000	=	$3,500
(5.5%	+	6%	–	6%)	x	$100,000	=	$5,500
(5.5%	+	8%	–	6%)	x	$100,000	=	$7,500

Because the indexed annual withdrawal percentage cannot be below 3%, if the Treasury Average Rate is 2% in this example, the indexed annual withdrawal percentage would be 3% (which is greater than 5.5% + 2% – 6%) and your annual lifetime annuity amount would be $3,000. Similarly, if the Treasury Average Rate is 10% in this example, the indexed annual withdrawal percentage would be 9% (which is less than 5.5% + 10% – 6%) and your annual lifetime annuity amount would be $9,000.

Example 2 – Contract Value reduced to zero in year 10

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 10th year the rider is in effect. Because you enter the Lifetime Annuity Period before the 15th rider anniversary, your lifetime annuity amount until the 15th rider anniversary will be the greater of your maximum annual withdrawal ($5,500) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,500 until the 15th rider anniversary, since it is greater than the $3,500 indexed annual withdrawal amount. After the 15th rider anniversary, you will receive $3,500 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,500 a year for your lifetime since it is greater than the $5,500 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 8565-NSLAC	109

Example 3 – Enter the Lifetime Annuity Period because the annuitant reaches age 95

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is not reduced to zero before the contract anniversary immediately following the annuitant’s 95th birthday, at which time you enter the Lifetime Annuity Period. Because you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, your lifetime annuity amount will be the greater of your maximum annual withdrawal ($5,500) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,500 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,500 a year for your lifetime since it is greater than the $5,500 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 8565-NSLAC	110

Appendix E

GLWB Plus Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Plus.

GLWB Plus applied for on or after May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8565-NSLAC	111

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for before May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8565-NSLAC	112

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

Form 8565-NSLAC	113

Statement of Additional Information Contents

National Security

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-10619

1933 Act File Number 333-164068

Form 8565-NSLAC	114

National Security Variable Account N

of

National Security Life and Annuity Company

Administrative Office:

One Financial Way

Montgomery, Ohio 45242

Telephone 877.446.6020

NScore Lite III VA

Statement of Additional Information

May 1, 2019

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for National Security Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated May 1, 2019. To get a free copy of the prospectus for VAN, write or call us at the above address.

TABLE OF CONTENTS

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

Custodian

National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242, holds custody of VAN’s assets.

Independent Registered Public Accounting Firm

The financial statements of National Security Variable Account N as of December 31, 2018 and for each of the periods in the two-year period ended December 31, 2018, and the related financial highlights for each of the periods in the five-year period ended December 31, 2018, and the financial statements of National Security Life and Annuity Company as of December 31, 2018 and 2017 and for each of the years in the three-year period ended December 31, 2018 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2018	$273,587	$None
2017	$748,832	$None
2016	$1,107,292	$None

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

2

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Contracts in accumulation period (note 5)
Ohio National Fund, Inc.:
ON Equity Subaccount (a)	188,372	$5,923,005	$6,717,341	$6,708,227	$9,114	$6,717,341
ON Bond Subaccount (a)	70,619	1,030,466	1,201,927	1,201,927	0	1,201,927
ON Omni Subaccount (a)	4,722	80,513	131,504	131,504	0	131,504
ON International Equity Subaccount	175,866	2,076,902	2,298,565	2,298,565	0	2,298,565
ON Capital Appreciation Subaccount (a)	62,429	1,944,800	2,355,462	2,351,044	4,418	2,355,462
ON Foreign Subaccount	10,997	295,297	308,255	308,255	0	308,255
ON Janus Henderson Forty Subaccount (a)	26,332	293,119	552,176	552,176	0	552,176
ON Janus Henderson Venture Subaccount (a)	90,233	2,162,356	2,787,308	2,781,897	5,411	2,787,308
ON Janus Henderson Enterprise Subaccount (a)	9,323	170,621	348,315	348,315	0	348,315
ON S&P 500® Index Subaccount (a)	344,670	7,967,175	9,688,678	9,680,258	8,420	9,688,678
ON Federated Strategic Value Dividend Subaccount (a)	422,015	5,677,444	6,908,378	6,896,677	11,701	6,908,378
ON Federated High Income Bond Subaccount (a)	262,002	3,899,915	4,907,294	4,903,490	3,804	4,907,294
ON ClearBridge Small Cap Subaccount (a)	58,579	2,584,673	3,056,060	3,050,043	6,017	3,056,060
ON Nasdaq-100® Index Subaccount (a)	170,540	1,790,659	2,830,964	2,830,964	0	2,830,964
ON Bristol Subaccount (a)	132,884	2,144,206	3,294,203	3,289,972	4,231	3,294,203
ON Bryton Growth Subaccount (a)	71,565	1,163,406	1,690,357	1,688,235	2,122	1,690,357
ON ICON Balanced Subaccount (a)	926,450	17,774,825	18,251,070	18,243,011	8,059	18,251,070
ON S&P MidCap 400® Index Subaccount (a)	67,416	904,535	1,042,256	1,042,256	0	1,042,256
ON Bristol Growth Subaccount (a)	96,567	1,298,303	1,988,316	1,985,139	3,177	1,988,316
ON Risk Managed Balanced Subaccount (a)	495,012	5,417,242	6,390,606	6,390,606	0	6,390,606
ON Balanced Model Subaccount	113,782	1,168,311	1,134,404	1,134,404	0	1,134,404
ON Moderate Growth Model Subaccount	166,517	1,808,590	1,653,511	1,653,511	0	1,653,511
ON Growth Model Subaccount	23,081	254,781	227,582	227,582	0	227,582
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	1,867,347	1,867,347	1,867,348	1,866,101	1,247	1,867,348
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	223,749	7,088,722	6,537,933	6,533,632	4,301	6,537,933
VIP Contrafund® Subaccount	167,322	4,757,740	5,238,848	5,238,364	484	5,238,848
VIP Growth Subaccount	7,286	448,683	451,089	451,089	0	451,089
VIP Equity-Income Subaccount	53,829	1,152,106	1,068,499	1,068,499	0	1,068,499
VIP Real Estate Subaccount	131,861	2,212,966	2,162,525	2,160,119	2,406	2,162,525
VIP Target Volatility Subaccount	707,925	8,034,439	7,666,830	7,666,830	0	7,666,830
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount	22,066	632,027	725,302	725,302	0	725,302
Janus Henderson Global Research Subaccount	2,544	92,892	117,427	117,427	0	117,427
Janus Henderson Balanced Subaccount	103,601	3,589,320	3,687,149	3,687,149	0	3,687,149
Janus Henderson Overseas Subaccount	107,404	3,729,212	2,753,841	2,753,841	0	2,753,841
Janus Henderson U.S. Low Volatility Subaccount	1,455,174	20,886,651	23,355,546	23,355,546	0	23,355,546
Janus Henderson Flexible Bond Subaccount	26,846	342,164	328,325	328,325	0	328,325

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Contracts in accumulation period (note 5)
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	37,136	$586,958	$648,759	$648,759	$0	$648,759
ClearBridge Variable Large Cap Value Subaccount	27,456	551,011	490,635	490,635	0	490,635
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	3,296,946	41,132,248	39,728,200	39,728,200	0	39,728,200
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	1,473,667	8,677,266	8,002,014	8,002,014	0	8,002,014
Wells Fargo Variable Trust:
Opportunity Subaccount	842	17,511	19,239	19,239	0	19,239
Morgan Stanley Variable Insurance Fund, Inc. - Class II:
VIF Core Plus Fixed Income Subaccount	51,982	544,357	550,486	550,486	0	550,486
VIF U.S. Real Estate Subaccount	57,440	908,753	1,114,341	1,114,341	0	1,114,341
VIF Growth Subaccount	40,487	1,039,647	1,091,134	1,091,134	0	1,091,134
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	372,224	3,804,540	2,854,960	2,848,901	6,059	2,854,960
U.S. Equity Insights Subaccount	35,590	513,905	534,915	534,915	0	534,915
Strategic Growth Subaccount	39,547	490,623	386,768	386,768	0	386,768
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	646,473	6,295,084	4,958,449	4,958,449	0	4,958,449
U.S. Equity Insights Subaccount	19,312	346,586	291,992	291,992	0	291,992
Strategic Growth Subaccount	70,106	934,286	685,639	685,639	0	685,639
Global Trends Allocation Subaccount	573,625	6,559,761	6,676,995	6,676,995	0	6,676,995
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	327,247	6,532,868	6,152,242	6,146,043	6,199	6,152,242
U.S. Small-Mid Cap Equity Subaccount	110,320	905,745	712,668	712,668	0	712,668
U.S. Equity Select Subaccount (b)	16,269	166,061	179,609	179,609	0	179,609
International Equity Subaccount	1,218,526	13,139,098	10,479,324	10,463,849	15,475	10,479,324
Global Dynamic Multi-Asset Subaccount	837,079	10,256,733	9,718,486	9,718,486	0	9,718,486
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	37,540	642,947	1,057,515	1,057,515	0	1,057,515
Jennison Subaccount	6,786	214,844	398,225	398,225	0	398,225
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	38,241	838,212	806,893	806,893	0	806,893
Mid Cap Value Subaccount	252,002	2,096,556	2,560,343	2,560,343	0	2,560,343
AB Variable Products Series Fund, Inc. - Class B:
VPS Growth & Income Subaccount	8,963	287,343	245,036	245,036	0	245,036
VPS Small Cap Growth Subaccount	3,104	54,514	46,649	46,649	0	46,649
VPS Dynamic Asset Allocation Subaccount	505,727	5,926,720	5,977,696	5,977,696	0	5,977,696
VPS Global Risk Allocation-Moderate Subaccount	209,984	2,107,351	2,041,040	2,041,040	0	2,041,040
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	30,938	500,053	492,217	491,774	443	492,217
Mid Cap Growth Subaccount	53,718	405,990	412,558	412,558	0	412,558
Total Return Subaccount	115,900	2,631,672	2,477,946	2,477,946	0	2,477,946

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Contracts in accumulation period (note 5)
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	5,454	$96,092	$94,799	$94,799	$0	$94,799
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	734,043	9,480,334	8,698,409	8,695,868	2,541	8,698,409
Total Return Subaccount	1,165,189	12,826,134	12,211,181	12,211,181	0	12,211,181
Global Bond Opportunities Subaccount (c)	79,283	990,172	868,944	868,944	0	868,944
CommodityRealReturn® Strategy Subaccount	200,009	1,921,467	1,204,057	1,204,057	0	1,204,057
Global Diversified Allocation Subaccount	2,469,337	25,289,941	23,656,252	23,656,252	0	23,656,252
Short-Term Subaccount	62,353	643,840	641,607	641,607	0	641,607
Low Duration Subaccount	174,747	1,796,442	1,761,454	1,761,454	0	1,761,454
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	14,444	585,236	512,611	512,611	0	512,611
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	380,525	3,689,211	2,994,729	2,994,729	0	2,994,729
Micro-Cap Subaccount	130,316	1,370,498	1,168,937	1,168,937	0	1,168,937
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	43,885	1,519,440	1,426,708	1,426,708	0	1,426,708
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	970,911	10,995,854	9,068,304	9,068,304	0	9,068,304
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	46,430	775,172	833,426	833,426	0	833,426
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	46,348	710,905	683,169	683,169	0	683,169
Franklin Flex Cap Growth VIP Subaccount	18,708	155,320	120,852	120,852	0	120,852
Templeton Foreign VIP Subaccount	114,064	1,599,829	1,453,172	1,439,345	13,827	1,453,172
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	250,163	2,620,647	2,701,755	2,701,755	0	2,701,755
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	127,411	1,979,665	1,921,357	1,921,357	0	1,921,357
Franklin Flex Cap Growth VIP Subaccount	177,973	1,442,234	1,103,430	1,103,430	0	1,103,430
Templeton Foreign VIP Subaccount	655,024	9,148,310	8,489,105	8,489,105	0	8,489,105
Franklin Founding Funds Allocation VIP Subaccount	111,123	807,405	717,857	717,857	0	717,857
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	43,651	700,182	770,431	770,431	0	770,431
Managed Volatility Fund II Primary Shares Subaccount (d)	1,102,601	11,303,395	10,584,969	10,584,969	0	10,584,969
Managed Volatility Fund II Service Shares Subaccount	276,275	2,910,833	2,649,475	2,649,475	0	2,649,475
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	398,234	3,834,349	3,302,080	3,302,080	0	3,302,080
VIP Natural Resources Subaccount	79,701	398,693	282,564	282,458	106	282,564
VIP Science and Technology Subaccount	21,348	499,851	466,183	466,183	0	466,183

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2018

			Assets	Contract owners’ equity
	Shares	Cost	Investments at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Contracts in accumulation period (note 5)
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	532,029	$5,985,072	$5,660,786	$5,660,786	$0	$5,660,786
TOPS® Managed Risk Moderate Growth ETF Subaccount	1,113,482	12,855,715	12,226,036	12,226,036	0	12,226,036
TOPS® Managed Risk Growth ETF Subaccount	431,090	4,841,605	4,599,726	4,599,726	0	4,599,726
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	52,669	598,389	563,032	563,032	0	563,032
TOPS® Managed Risk Moderate Growth ETF Subaccount	76,808	878,416	840,279	840,279	0	840,279
TOPS® Managed Risk Growth ETF Subaccount	36,134	408,547	383,740	383,740	0	383,740

(a)	Name changes effective on May 1, 2018:

ON Equity Subaccount formerly known as Equity Subaccount

ON Bond Subaccount formerly known as Bond Subaccount

ON Omni Subaccount formerly known as Omni Subaccount

ON Capital Appreciation Subaccount formerly known as Capital Appreciation

ON Janus Henderson Forty Subaccount formerly known as Aggressive Growth Subaccount

ON Janus Henderson Venture Subaccount formerly known as Small Cap Growth Subaccount

ON Janus Henderson Enterprise Subaccount formerly known as Mid Cap Opportunity Subaccount

ON S&P 500® Index Subaccount formerly known as S&P 500® Index Subaccount

ON Federated Strategic Value Dividend Subaccount formerly known as Strategic Value Subaccount

ON Federated High Income Bond Subaccount formerly known as High Income Bond Subaccount

ON ClearBridge Small Cap Subaccount formerly known as ClearBridge Small Cap Subaccount

ON Nasdaq-100® Index Subaccount formerly known as Nasdaq-100® Index Subaccount

ON Bristol Subaccount formerly known as Bristol Subaccount

ON Bryton Growth Subaccount formerly known as Bryton Growth Subaccount

ON ICON Balanced Subaccount formerly known as Balanced Subaccount

ON S&P MidCap 400® Index Subaccount formerly known as S&P MidCap 400® Index Subaccount

ON Bristol Growth Subaccount formerly known as Bristol Growth Subaccount

ON Risk Managed Balanced Subaccount formerly known as Risk Managed Balanced Subaccount

(b)	Name changes effective on August 31, 2018:

U.S. Equity Select Subaccount formerly U.S. Strategic Equity Subaccount

(c)	Name changes effective on July 30, 2018:

Global Bond Opportunities Subaccount formerly Global Bond Subaccount

(d)	Name changes effective on April 26, 2018:

Managed Volatility Fund II Primary Shares Subaccount formerly Managed Volatility Fund II Subaccount

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
	ON Equity Subaccount	ON Bond Subaccount	ON Omni Subaccount	ON International Equity Subaccount	ON Capital Appreciation Subaccount	ON Foreign Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(103,639)	(16,939)	(1,801)	(36,218)	(35,994)	(4,648)

Net investment activity	(103,639)	(16,939)	(1,801)	(36,218)	(35,994)	(4,648)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	294,625	28,917	10,318	65,449	142,132	1,907
Unrealized gain (loss)	(1,305,632)	(71,309)	(31,685)	(421,931)	(481,557)	(58,550)

Net gain (loss) on investments	(1,011,007)	(42,392)	(21,367)	(356,482)	(339,425)	(56,643)

Net increase (decrease) in contract owners’ equity from operations	$(1,114,646)	$(59,331)	$(23,168)	$(392,700)	$(375,419)	$(61,291)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
	ON Janus Henderson Forty Subaccount	ON Janus Henderson Venture Subaccount	ON Janus Henderson Enterprise Subaccount	ON S&P 500® Index Subaccount	ON Federated Strategic Value Dividend Subaccount	ON Federated High Income Bond Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(9,033)	(44,257)	(5,755)	(146,526)	(108,230)	(73,740)

Net investment activity	(9,033)	(44,257)	(5,755)	(146,526)	(108,230)	(73,740)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	71,055	216,991	44,573	531,410	329,537	240,698
Unrealized gain (loss)	(29,579)	(353,195)	(50,730)	(942,117)	(1,006,936)	(411,384)

Net gain (loss) on investments	41,476	(136,204)	(6,157)	(410,707)	(677,399)	(170,686)

Net increase (decrease) in contract owners’ equity from operations	$32,443	$(180,461)	$(11,912)	$(557,233)	$(785,629)	$(244,426)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.
	ON ClearBridge Small Cap Subaccount	ON Nasdaq-100® Index Subaccount	ON Bristol Subaccount	ON Bryton Growth Subaccount	ON ICON Balanced Subaccount	ON S&P MidCap 400® Index Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$0
Risk and administrative expense (note 2)	(47,458)	(41,110)	(52,753)	(28,009)	(299,914)	(16,815)

Net investment activity	(47,458)	(41,110)	(52,753)	(28,009)	(299,914)	(16,815)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	226,725	131,076	402,138	268,720	766,718	49,403
Unrealized gain (loss)	(472,813)	(142,283)	(1,045,478)	(297,287)	(2,790,092)	(181,851)

Net gain (loss) on investments	(246,088)	(11,207)	(643,340)	(28,567)	(2,023,374)	(132,448)

Net increase (decrease) in contract owners’ equity from operations	$(293,546)	$(52,317)	$(696,093)	$(56,576)	$(2,323,288)	$(149,263)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Ohio National Fund, Inc.					Fidelity® Variable Insurance Products Fund - Service Class
	ON Bristol Growth Subaccount	ON Risk Managed Balanced Subaccount	ON Balanced Model Subaccount	ON Moderate Growth Model Subaccount	ON Growth Model Subaccount	VIP Government Money Market Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$37,603
Risk and administrative expense (note 2)	(31,833)	(98,753)	(13,824)	(24,987)	(2,835)	(29,288)

Net investment activity	(31,833)	(98,753)	(13,824)	(24,987)	(2,835)	8,315

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	250,403	223,462	10,582	(7,068)	(141)	20
Unrealized gain (loss)	(553,668)	(254,828)	(105,821)	(203,963)	(30,861)	0

Net gain (loss) on investments	(303,265)	(31,366)	(95,239)	(211,031)	(31,002)	20

Net increase (decrease) in contract owners’ equity from operations	$(335,098)	$(130,119)	$(109,063)	$(236,018)	$(33,837)	$8,335

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$30,715	$26,457	$190	$24,755	$62,754	$128,364
Risk and administrative expense (note 2)	(102,846)	(81,490)	(5,673)	(16,212)	(33,628)	(113,692)

Net investment activity	(72,131)	(55,033)	(5,483)	8,543	29,126	14,672

Reinvested capital gains	683,784	554,867	65,801	61,249	137,291	250,209

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	127,648	204,268	6,884	16,437	33,282	47,539
Unrealized gain (loss)	(1,906,833)	(1,130,912)	(79,327)	(199,860)	(375,765)	(924,006)

Net gain (loss) on investments	(1,779,185)	(926,644)	(72,443)	(183,423)	(342,483)	(876,467)

Net increase (decrease) in contract owners’ equity from operations	$(1,167,532)	$(426,810)	$(12,125)	$(113,631)	$(176,066)	$(611,586)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Janus Aspen Series - Service Shares
	Janus Henderson Research Subaccount	Janus Henderson Global Research Subaccount	Janus Henderson Balanced Subaccount	Janus Henderson Overseas Subaccount	Janus Henderson U.S. Low Volatility Subaccount	Janus Henderson Flexible Bond Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$3,062	$1,283	$53,944	$52,117	$443,136	$9,109
Risk and administrative expense (note 2)	(11,675)	(1,856)	(43,962)	(42,627)	(366,181)	(5,110)

Net investment activity	(8,613)	(573)	9,982	9,490	76,955	3,999

Reinvested capital gains	42,618	0	66,761	0	467,158	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	23,668	2,543	21,349	(67,057)	639,639	(1,318)
Unrealized gain (loss)	(85,658)	(12,520)	(191,843)	(462,161)	(2,615,897)	(12,196)

Net gain (loss) on investments	(61,990)	(9,977)	(170,494)	(529,218)	(1,976,258)	(13,514)

Net increase (decrease) in contract owners’ equity from operations	$(27,985)	$(10,550)	$(93,751)	$(519,728)	$(1,432,145)	$(9,515)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Legg Mason Partners Variable Equity Trust - Class I			Legg Mason Partners Variable Income Trust - Class II	Wells Fargo Variable Trust
	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount	Western Asset Core Plus VIT Subaccount	Opportunity Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$10,942	$8,294	$782,948	$311,968	$40
Risk and administrative expense (note 2)	(7,504)	(5,550)	(653,590)	(120,694)	(300)

Net investment activity	3,438	2,744	129,358	191,274	(260)

Reinvested capital gains	42,749	34,843	0	0	2,018

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,557	8,377	310,189	(146,636)	102
Unrealized gain (loss)	(95,605)	(97,405)	(4,150,220)	(418,767)	(3,628)

Net gain (loss) on investments	(87,048)	(89,028)	(3,840,031)	(565,403)	(3,526)

Net increase (decrease) in contract owners’ equity from operations	$(40,861)	$(51,441)	$(3,710,673)	$(374,129)	$(1,768)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Morgan Stanley Variable Insurance Fund, Inc. - Class II			Goldman Sachs Variable Insurance Trust - Institutional Shares
	VIF Core Plus Fixed Income Subaccount	VIF U.S. Real Estate Subaccount	VIF Growth Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$13,191	$30,552	$0	$41,175	$7,157	$1,917
Risk and administrative expense (note 2)	(7,794)	(17,199)	(13,783)	(45,610)	(8,606)	(6,064)

Net investment activity	5,397	13,353	(13,783)	(4,435)	(1,449)	(4,147)

Reinvested capital gains	0	0	231,617	176,438	83,861	192,209

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,420	52,158	16,352	(66,797)	27,320	31,181
Unrealized gain (loss)	(20,849)	(175,485)	(174,436)	(409,601)	(147,904)	(223,381)

Net gain (loss) on investments	(18,429)	(123,327)	(158,084)	(476,398)	(120,584)	(192,200)

Net increase (decrease) in contract owners’ equity from operations	$(13,032)	$(109,974)	$59,750	$(304,395)	$(38,172)	$(4,138)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Trends Allocation Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$56,895	$3,146	$0	$46,738
Risk and administrative expense (note 2)	(79,273)	(4,492)	(8,037)	(106,016)

Net investment activity	(22,378)	(1,346)	(8,037)	(59,278)

Reinvested capital gains	306,288	47,566	341,673	106,300

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(97,928)	4,254	18,880	89,886
Unrealized gain (loss)	(723,197)	(75,513)	(375,778)	(546,476)

Net gain (loss) on investments	(821,125)	(71,259)	(356,898)	(456,590)

Net increase (decrease) in contract owners’ equity from operations	$(537,215)	$(25,039)	$(23,262)	$(409,568)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Equity Select Subaccount	International Equity Subaccount	Global Dynamic Multi-Asset Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$134,987	$147	$1,464	$186,819	$136,901
Risk and administrative expense (note 2)	(91,831)	(10,841)	(1,755)	(161,488)	(147,817)

Net investment activity	43,156	(10,694)	(291)	25,331	(10,916)

Reinvested capital gains	0	84,157	20,850	607,602	619,272

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	83,851	(355)	481	(94,191)	112,761
Unrealized gain (loss)	(1,574,302)	(190,504)	(28,873)	(2,402,073)	(1,572,290)

Net gain (loss) on investments	(1,490,451)	(190,859)	(28,392)	(2,496,264)	(1,459,529)

Net increase (decrease) in contract owners’ equity from operations	$(1,447,295)	$(117,396)	$(7,833)	$(1,863,331)	$(851,173)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	The Prudential Series Fund, Inc. - Class II		J.P. Morgan Insurance Trust - Class I
	Jennison 20/20 Focus Subaccount	Jennison Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$3,501	$29,338
Risk and administrative expense (note 2)	(15,674)	(5,805)	(11,848)	(40,666)

Net investment activity	(15,674)	(5,805)	(8,347)	(11,328)

Reinvested capital gains	0	0	60,067	49,040

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	44,898	15,243	12,799	89,078
Unrealized gain (loss)	(106,145)	(19,308)	(182,611)	(509,028)

Net gain (loss) on investments	(61,247)	(4,065)	(169,812)	(419,950)

Net increase (decrease) in contract owners’ equity from operations	$(76,921)	$(9,870)	$(118,092)	$(382,238)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	AB Variable Products Series Funds, Inc. - Class B
	VPS Growth & Income Subaccount	VPS Small Cap Growth Subaccount	VPS Dynamic Asset Allocation Subaccount	VPS Global Risk Allocation- Moderate Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$1,921	$0	$105,966	$0
Risk and administrative expense (note 2)	(3,423)	(162)	(92,574)	(26,784)

Net investment activity	(1,502)	(162)	13,392	(26,784)

Reinvested capital gains	29,208	271	8,448	118,006

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(372)	(37)	69,842	15,276
Unrealized gain (loss)	(48,783)	(7,854)	(670,513)	(251,726)

Net gain (loss) on investments	(49,155)	(7,891)	(600,671)	(236,450)

Net increase (decrease) in contract owners’ equity from operations	$(21,449)	$(7,782)	$(578,831)	$(145,228)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	MFS® Variable Insurance Trust - Service Class			MFS® Variable Insurance Trust II - Service Class	PIMCO Variable Insurance Trust - Administrative Shares
	New Discovery Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount	Massachusetts Investors Growth Stock Subaccount	Real Return Subaccount	Total Return Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$0	$0	$52,208	$347	$240,046	$338,696
Risk and administrative expense (note 2)	(7,540)	(6,084)	(34,904)	(1,056)	(133,960)	(180,951)

Net investment activity	(7,540)	(6,084)	17,304	(709)	106,086	157,745

Reinvested capital gains	82,745	77,012	120,219	6,134	0	154,321

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	15,488	15,598	4,179	3,602	(145,825)	(109,983)
Unrealized gain (loss)	(103,702)	(85,458)	(332,037)	(9,666)	(315,508)	(472,347)

Net gain (loss) on investments	(88,214)	(69,860)	(327,858)	(6,064)	(461,333)	(582,330)

Net increase (decrease) in contract owners’ equity from operations	$(13,009)	$1,068	$(190,335)	$(639)	$(355,247)	$(270,264)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	PIMCO Variable Insurance Trust - Administrative Shares
	Global Bond Opportunities Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short-Term Subaccount	Low Duration Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$59,118	$30,855	$501,382	$14,131	$37,894
Risk and administrative expense (note 2)	(11,514)	(22,038)	(375,385)	(7,794)	(25,758)

Net investment activity	47,604	8,817	125,997	6,337	12,136

Reinvested capital gains	2,553	0	532,123	817	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(6,626)	(126,073)	153,678	1,007	(9,702)
Unrealized gain (loss)	(93,225)	(106,471)	(3,494,373)	(5,872)	(22,399)

Net gain (loss) on investments	(99,851)	(232,544)	(3,340,695)	(4,865)	(32,101)

Net increase (decrease) in contract owners’ equity from operations	$(49,694)	$(223,727)	$(2,682,575)	$2,289	$(19,965)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$6,108	$25,791	$0	$29,049	$131,111
Risk and administrative expense (note 2)	(8,435)	(47,909)	(18,666)	(20,195)	(147,240)

Net investment activity	(2,327)	(22,118)	(18,666)	8,854	(16,129)

Reinvested capital gains	78,101	42,352	60,844	11,394	909,039

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	21,312	(74,567)	10,023	16,343	(179,091)
Unrealized gain (loss)	(140,395)	(255,451)	(175,169)	(312,120)	(1,540,962)

Net gain (loss) on investments	(119,083)	(330,018)	(165,146)	(295,777)	(1,720,053)

Net increase (decrease) in contract owners’ equity from operations	$(43,309)	$(309,784)	$(122,968)	$(275,529)	$(827,143)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Neuberger Berman Advisers Management Trust - S Class	Franklin Templeton Variable Insurance Products Trust - Class 2
	AMT Mid Cap Intrinsic Value Subaccount	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount
	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$2,285	$36,131	$0	$45,249
Risk and administrative expense (note 2)	(13,165)	(10,489)	(1,722)	(23,114)

Net investment activity	(10,880)	25,642	(1,722)	22,135

Reinvested capital gains	39,490	0	22,359	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	36,141	8,180	(2,396)	15,307
Unrealized gain (loss)	(224,722)	(74,161)	(11,522)	(333,978)

Net gain (loss) on investments	(188,581)	(65,981)	(13,918)	(318,671)

Net increase (decrease) in contract owners’ equity from operations	$(159,971)	$(40,339)	$6,719	$(296,536)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Franklin Templeton Variable Insurance Products Trust - Class 5	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin VolSmart Allocation VIP Subaccount	Franklin Income VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Templeton Foreign VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount
	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$15,018	$95,918	$0	$228,574	$23,455
Risk and administrative expense (note 2)	(43,041)	(26,316)	(18,061)	(129,940)	(10,815)

Net investment activity	(28,023)	69,602	(18,061)	98,634	12,640

Reinvested capital gains	0	0	224,179	0	19,195

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	82,842	8,211	(43,175)	65,309	(180)
Unrealized gain (loss)	(300,109)	(192,089)	(121,188)	(1,843,063)	(116,677)

Net gain (loss) on investments	(217,267)	(183,878)	(164,363)	(1,777,754)	(116,857)

Net increase (decrease) in contract owners’ equity from operations	$(245,290)	$(114,276)	$41,755	$(1,679,120)	$(85,022)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Primary Shares Subaccount	Managed Volatility Fund II Service Shares Subaccount (note 4)	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	Managed Tail Risk Fund II Primary Shares Subaccount (note 4)
	2018	2018	2018 (a)	2018	2018
Investment activity:
Reinvested dividends	$0	$344,616	$0	$94,190	$7,493
Risk and administrative expense (note 2)	(10,631)	(173,502)	(15,320)	(28,472)	(1,762)

Net investment activity	(10,631)	171,114	(15,320)	65,718	5,731

Reinvested capital gains	60,206	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	29,695	23,377	(764)	(285,181)	7,850
Unrealized gain (loss)	(57,071)	(1,352,379)	(261,358)	174,466	(16,139)

Net gain (loss) on investments	(27,376)	(1,329,002)	(262,122)	(110,715)	(8,289)

Net increase (decrease) in contract owners’ equity from operations	$22,199	$(1,157,888)	$(277,442)	$(44,997)	$(2,558)

(a)	Period from August 17, 2018, date of commencement of operations, to December 31, 2018

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Ivy Variable Insurance Portfolios			Northern Lights Variable Trust - Class 2
	VIP Asset Strategy Subaccount	VIP Natural Resources Subaccount	VIP Science and Technology Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount
	2018	2018	2018	2018	2018	2018
Investment activity:
Reinvested dividends	$67,156	$1,070	$0	$104,947	$226,939	$77,817
Risk and administrative expense (note 2)	(47,970)	(4,496)	(7,205)	(87,796)	(199,608)	(75,350)

Net investment activity	19,186	(3,426)	(7,205)	17,151	27,331	2,467

Reinvested capital gains	146,562	0	70,560	325,960	662,173	275,126

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(7,051)	(2,992)	11,587	24,034	79,834	31,548
Unrealized gain (loss)	(389,883)	(83,503)	(113,137)	(832,010)	(1,960,360)	(831,189)

Net gain (loss) on investments	(396,934)	(86,495)	(101,550)	(807,976)	(1,880,526)	(799,641)

Net increase (decrease) in contract owners’ equity from operations	$(231,186)	$(89,921)	$(38,195)	$(464,865)	$(1,191,022)	$(522,048)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2018

	Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount
	2018	2018	2018
Investment activity:
Reinvested dividends	$9,752	$14,334	$6,047
Risk and administrative expense (note 2)	(7,414)	(11,653)	(5,430)

Net investment activity	2,338	2,681	617

Reinvested capital gains	31,562	43,583	22,576

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	581	1,664	1,045
Unrealized gain (loss)	(77,116)	(127,225)	(66,734)

Net gain (loss) on investments	(76,535)	(125,561)	(65,689)

Net increase (decrease) in contract owners’ equity from operations	$(42,635)	$(79,297)	$(42,496)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Period Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Equity Subaccount		ON Bond Subaccount		ON Omni Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(103,639)	$(108,283)	$(16,939)	$(17,416)	$(1,801)	$(1,699)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	294,625	336,783	28,917	29,298	10,318	4,948
Unrealized gain (loss)	(1,305,632)	791,367	(71,309)	51,458	(31,685)	22,612

Net increase (decrease) in contract owners’ equity from operations	(1,114,646)	1,019,867	(59,331)	63,340	(23,168)	25,861

Equity transactions:
Contract purchase payments (note 1)	51,111	21,523	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	250,854	(752,178)	(18,457)	242,620	3,658	13,006
Transfers (to) and from fixed dollar contract	(9,676)	(54,380)	6,155	1,730	3,344	1,672
Withdrawals and surrenders	(409,949)	(401,451)	(39,293)	(19,576)	(14,770)	(4,765)
Surrender charges (note 2)	(352)	(1,993)	(40)	(4)	0	0
Annual contract charges (note 2)	(66,453)	(69,150)	(9,783)	(9,311)	(865)	(661)
Annuity and death benefit payments	(161,206)	(181,935)	(26,913)	(96,326)	(1,486)	(1,525)

Net equity transactions	(345,671)	(1,439,564)	(88,331)	119,133	(10,119)	7,727

Net change in contract owners’ equity	(1,460,317)	(419,697)	(147,662)	182,473	(33,287)	33,588
Contract owners’ equity:
Beginning of period	8,177,658	8,597,355	1,349,589	1,167,116	164,791	131,203

End of period	$6,717,341	$8,177,658	$1,201,927	$1,349,589	$131,504	$164,791

Change in units:
Beginning units	497,721	588,032	72,022	66,166	8,596	8,284

Units purchased	48,679	10,558	5,155	14,243	459	796
Units redeemed	(65,647)	(100,869)	(10,014)	(8,387)	(1,001)	(484)

Ending units	480,753	497,721	67,163	72,022	8,054	8,596

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON International Equity Subaccount		ON Capital Appreciation Subaccount		ON Foreign Subaccount		ON Janus Henderson Forty Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(36,218)	$(40,735)	$(35,994)	$(37,878)	$(4,648)	$(4,743)	$(9,033)	$(8,495)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	65,449	162,304	142,132	177,320	1,907	4,756	71,055	28,976
Unrealized gain (loss)	(421,931)	545,011	(481,557)	260,969	(58,550)	58,893	(29,579)	116,969

Net increase (decrease) in contract owners’ equity from operations	(392,700)	666,580	(375,419)	400,411	(61,291)	58,906	32,443	137,450

Equity transactions:
Contract purchase payments (note 1)	0	0	22,393	3,304	0	0	15,000	9,000
Extra credit fund deposit (note 1)	0	0	51	0	0	0	0	0
Transfers (to) and from other subaccounts	210,339	(458,946)	(20,503)	(405,369)	11,635	(3,055)	(39,380)	(21,651)
Transfers (to) and from fixed dollar contract	0	0	(10,112)	576	0	0	0	0
Withdrawals and surrenders	(142,393)	(92,026)	(155,222)	(100,203)	(1,945)	(11,111)	(2,415)	(21,030)
Surrender charges (note 2)	(7)	(12)	(122)	(555)	0	0	0	0
Annual contract charges (note 2)	(18,334)	(20,249)	(20,130)	(22,662)	(2,568)	(2,581)	(5,831)	(5,042)
Annuity and death benefit payments	(58,394)	(144,043)	(50,472)	(39,692)	(2,131)	(2,204)	(76,774)	(11,838)

Net equity transactions	(8,789)	(715,276)	(234,117)	(564,601)	4,991	(18,951)	(109,400)	(50,561)

Net change in contract owners’ equity	(401,489)	(48,696)	(609,536)	(164,190)	(56,300)	39,955	(76,957)	86,889
Contract owners’ equity:
Beginning of period	2,700,054	2,748,750	2,964,998	3,129,188	364,555	324,600	629,133	542,244

End of period	$2,298,565	$2,700,054	$2,355,462	$2,964,998	$308,255	$364,555	$552,176	$629,133

Change in units:
Beginning units	223,965	285,256	78,609	94,368	16,872	17,759	39,226	42,046

Units purchased	23,096	13,236	5,484	3,939	571	254	873	610
Units redeemed	(24,057)	(74,527)	(11,152)	(19,698)	(321)	(1,141)	(7,442)	(3,430)

Ending units	223,004	223,965	72,941	78,609	17,122	16,872	32,657	39,226

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Janus Henderson Venture Subaccount		ON Janus Henderson Enterprise Subaccount		ON S&P 500® Index Subaccount		ON Federated Strategic Value Dividend Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(44,257)	$(42,656)	$(5,755)	$(6,030)	$(146,526)	$(133,523)	$(108,230)	$(112,698)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	216,991	138,684	44,573	71,062	531,410	231,141	329,537	280,498
Unrealized gain (loss)	(353,195)	553,795	(50,730)	37,772	(942,117)	1,775,739	(1,006,936)	875,783

Net increase (decrease) in contract owners’ equity from operations	(180,461)	649,823	(11,912)	102,804	(557,233)	1,873,357	(785,629)	1,043,583

Equity transactions:
Contract purchase payments (note 1)	29,218	44,616	130	130	163,029	771,487	117,610	52,809
Extra credit fund deposit (note 1)	20	0	0	0	44	0	0	11
Transfers (to) and from other subaccounts	(118,998)	(288,521)	(11,477)	(20,810)	(166,907)	(312,598)	(210,038)	(188,425)
Transfers (to) and from fixed dollar contract	(32,339)	(26,014)	0	0	(181,892)	(14,168)	(6,182)	(37,640)
Withdrawals and surrenders	(111,487)	(105,283)	(16,973)	(114,431)	(544,480)	(352,727)	(493,604)	(411,011)
Surrender charges (note 2)	(56)	(471)	(5)	0	(340)	(1,714)	(682)	(1,977)
Annual contract charges (note 2)	(26,237)	(25,975)	(3,904)	(4,375)	(85,828)	(80,740)	(72,081)	(75,458)
Annuity and death benefit payments	(42,401)	(36,814)	(40,323)	(841)	(234,837)	(166,145)	(167,251)	(145,588)

Net equity transactions	(302,280)	(438,462)	(72,552)	(140,327)	(1,051,211)	(156,605)	(832,228)	(807,279)

Net change in contract owners’ equity	(482,741)	211,361	(84,464)	(37,523)	(1,608,444)	1,716,752	(1,617,857)	236,304
Contract owners’ equity:
Beginning of period	3,270,049	3,058,688	432,779	470,302	11,297,122	9,580,370	8,526,235	8,289,931

End of period	$2,787,308	$3,270,049	$348,315	$432,779	$9,688,678	$11,297,122	$6,908,378	$8,526,235

Change in units:
Beginning units	166,535	188,802	15,495	21,431	438,675	446,255	408,177	447,094

Units purchased	13,786	6,939	54	258	33,313	52,288	29,113	19,109
Units redeemed	(27,128)	(29,206)	(2,510)	(6,194)	(72,202)	(59,868)	(71,744)	(58,026)

Ending units	153,193	166,535	13,039	15,495	399,786	438,675	365,546	408,177

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Federated High Income Bond Subaccount		ON ClearBridge Small Cap Subaccount		ON Nasdaq-100® Index Subaccount		ON Bristol Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(73,740)	$(78,087)	$(47,458)	$(48,099)	$(41,110)	$(33,049)	$(52,753)	$(55,478)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	240,698	183,575	226,725	175,544	131,076	150,507	402,138	413,541
Unrealized gain (loss)	(411,384)	217,717	(472,813)	253,564	(142,283)	534,626	(1,045,478)	533,019

Net increase (decrease) in contract owners’ equity from operations	(244,426)	323,205	(293,546)	381,009	(52,317)	652,084	(696,093)	891,082

Equity transactions:
Contract purchase payments (note 1)	22,946	11,963	30,739	9,743	15,000	164,201	25,650	11,782
Extra credit fund deposit (note 1)	0	0	44	0	0	0	0	7
Transfers (to) and from other subaccounts	(210,302)	6,949	(60,625)	(240,025)	156,052	87,591	90,930	(457,301)
Transfers (to) and from fixed dollar contract	(3,158)	3,675	(8,706)	(20,019)	(23,394)	13,513	835	(11,975)
Withdrawals and surrenders	(282,831)	(242,831)	(201,545)	(277,298)	(43,336)	(5,789)	(246,645)	(221,635)
Surrender charges (note 2)	(601)	(1,224)	(198)	(1,058)	(53)	(1)	(383)	(898)
Annual contract charges (note 2)	(47,411)	(49,744)	(30,721)	(32,105)	(19,279)	(14,885)	(35,367)	(36,996)
Annuity and death benefit payments	(141,651)	(142,225)	(85,822)	(68,423)	(55,150)	(107,923)	(73,464)	(64,729)

Net equity transactions	(663,008)	(413,437)	(356,834)	(629,185)	29,840	136,707	(238,444)	(781,745)

Net change in contract owners’ equity	(907,434)	(90,232)	(650,380)	(248,176)	(22,477)	788,791	(934,537)	109,337
Contract owners’ equity:
Beginning of period	5,814,728	5,904,960	3,706,440	3,954,616	2,853,441	2,064,650	4,228,740	4,119,403

End of period	$4,907,294	$5,814,728	$3,056,060	$3,706,440	$2,830,964	$2,853,441	$3,294,203	$4,228,740

Change in units:
Beginning units	265,018	284,581	88,933	106,848	198,288	187,868	148,691	179,819

Units purchased	12,846	13,502	10,129	4,598	16,164	36,875	19,941	2,684
Units redeemed	(44,021)	(33,065)	(16,728)	(22,513)	(16,194)	(26,455)	(25,364)	(33,812)

Ending units	233,843	265,018	82,334	88,933	198,258	198,288	143,268	148,691

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Bryton Growth Subaccount		ON ICON Balanced Subaccount		ON S&P MidCap 400® Index Subaccount		ON Bristol Growth Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(28,009)	$(28,875)	$(299,914)	$(313,739)	$(16,815)	$(16,071)	$(31,833)	$(33,301)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	268,720	139,700	766,718	293,368	49,403	14,050	250,403	207,676
Unrealized gain (loss)	(297,287)	270,049	(2,790,092)	2,188,934	(181,851)	155,674	(553,668)	431,828

Net increase (decrease) in contract owners’ equity from operations	(56,576)	380,874	(2,323,288)	2,168,563	(149,263)	153,653	(335,098)	606,203

Equity transactions:
Contract purchase payments (note 1)	13,287	7,325	130,465	357,360	0	0	19,066	9,199
Extra credit fund deposit (note 1)	0	7	0	0	0	0	0	4
Transfers (to) and from other subaccounts	(221,171)	(217,736)	(2,152,383)	(487,819)	108,129	0	(75,540)	(270,886)
Transfers (to) and from fixed dollar contract	3,307	(6,912)	13,438	577,396	1,248	1,248	2,101	(14,525)
Withdrawals and surrenders	(92,698)	(102,322)	(1,329,452)	(716,467)	(75,843)	(15,495)	(101,484)	(83,206)
Surrender charges (note 2)	(175)	(231)	(3,658)	(4,623)	0	0	(190)	(355)
Annual contract charges (note 2)	(18,857)	(19,369)	(202,623)	(207,193)	(17,564)	(16,510)	(21,603)	(22,588)
Annuity and death benefit payments	(35,479)	(30,873)	(303,723)	(697,223)	(60,755)	(20,785)	(36,972)	(32,429)

Net equity transactions	(351,786)	(370,111)	(3,847,936)	(1,178,569)	(44,785)	(51,542)	(214,622)	(414,786)

Net change in contract owners’ equity	(408,362)	10,763	(6,171,224)	989,994	(194,048)	102,111	(549,720)	191,417
Contract owners’ equity:
Beginning of period	2,098,719	2,087,956	24,422,294	23,432,300	1,236,304	1,134,193	2,538,036	2,346,619

End of period	$1,690,357	$2,098,719	$18,251,070	$24,422,294	$1,042,256	$1,236,304	$1,988,316	$2,538,036

Change in units:
Beginning units	102,341	122,064	1,318,694	1,380,439	74,760	78,123	110,203	129,847

Units purchased	10,548	1,241	63,299	92,858	6,562	296	12,359	2,320
Units redeemed	(24,890)	(20,964)	(257,401)	(154,603)	(9,451)	(3,659)	(19,796)	(21,964)

Ending units	87,999	102,341	1,124,592	1,318,694	71,871	74,760	102,766	110,203

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Ohio National Fund, Inc.
	ON Risk Managed Balanced Subaccount		ON Balanced Model Subaccount		ON Moderate Growth Model Subaccount		ON Growth Model Subaccount
	2018	2017	2018	2017 (a)	2018	2017 (a)	2018	2017 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(98,753)	$(95,256)	$(13,824)	$(7,634)	$(24,987)	$(6,171)	$(2,835)	$(170)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	223,462	73,510	10,582	502	(7,068)	96	(141)	3
Unrealized gain (loss)	(254,828)	1,025,302	(105,821)	71,914	(203,963)	48,884	(30,861)	3,663

Net increase (decrease) in contract owners’ equity from operations	(130,119)	1,003,556	(109,063)	64,782	(236,018)	42,809	(33,837)	3,496

Equity transactions:
Contract purchase payments (note 1)	139,033	301,071	0	244,843	3,600	131,440	0	116,620
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(674,936)	(13,679)	43,224	1,092,311	592,512	1,489,447	0	0
Transfers (to) and from fixed dollar contract	21,877	177,530	0	0	0	0	153,794	0
Withdrawals and surrenders	(131,413)	(80,438)	0	0	(354,242)	0	0	0
Surrender charges (note 2)	(2,460)	(1,197)	0	0	0	0	0	0
Annual contract charges (note 2)	(74,551)	(72,204)	(13,747)	(9,043)	(14,030)	(2,007)	0	0
Annuity and death benefit payments	(80,226)	(220,652)	(174,681)	(4,222)	0	0	(12,491)	0

Net equity transactions	(802,676)	90,431	(145,204)	1,323,889	227,840	1,618,880	141,303	116,620

Net change in contract owners’ equity	(932,795)	1,093,987	(254,267)	1,388,671	(8,178)	1,661,689	107,466	120,116
Contract owners’ equity:
Beginning of period	7,323,401	6,229,414	1,388,671	0	1,661,689	0	120,116	0

End of period	$6,390,606	$7,323,401	$1,134,404	$1,388,671	$1,653,511	$1,661,689	$227,582	$120,116

Change in units:
Beginning units	591,171	583,323	129,601	0	152,194	0	10,893	0

Units purchased	24,427	58,344	4,207	130,889	57,287	152,388	13,940	10,893
Units redeemed	(88,682)	(50,496)	(17,837)	(1,288)	(38,710)	(194)	(1,178)	0

Ending units	526,916	591,171	115,971	129,601	170,771	152,194	23,655	10,893

(a)	Period from March 3, 2017, date of commencement of operations, to December 31, 2017.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Fidelity® Variable Insurance Products Fund - Service Class		Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Government Money Market Subaccount		VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,315	$(16,675)	$(72,131)	$(63,597)	$(55,033)	$(32,864)	$(5,483)	$(3,405)
Reinvested capital gains	0	0	683,784	363,794	554,867	326,873	65,801	22,087
Realized gain (loss)	20	123	127,648	112,825	204,268	91,871	6,884	7,279
Unrealized gain (loss)	0	0	(1,906,833)	935,266	(1,130,912)	710,192	(79,327)	60,856

Net increase (decrease) in contract owners’ equity from operations	8,335	(16,552)	(1,167,532)	1,348,288	(426,810)	1,096,072	(12,125)	86,817

Equity transactions:
Contract purchase payments (note 1)	187,622	6,590	53,362	73,133	8,826	0	14,000	42,915
Extra credit fund deposit (note 1)	0	0	37	9	0	0	0	0
Transfers (to) and from other subaccounts	1,517,076	79,515	47,343	(326,596)	(115,240)	11,809	29,202	92,687
Transfers (to) and from fixed dollar contract	0	0	50,088	24,956	32,313	13,369	(4,483)	5,015
Withdrawals and surrenders	(1,987,143)	(335,760)	(328,468)	(325,136)	(223,299)	(134,695)	(7,595)	(31,162)
Surrender charges (note 2)	(32)	(250)	(405)	(1,003)	(10)	0	0	(139)
Annual contract charges (note 2)	(13,958)	(17,530)	(64,239)	(64,029)	(39,459)	(38,650)	(2,166)	(791)
Annuity and death benefit payments	(133,171)	(436,484)	(218,706)	(154,865)	(434,572)	(73,608)	(5,867)	(5,574)

Net equity transactions	(429,606)	(703,919)	(460,988)	(773,531)	(771,441)	(221,775)	23,091	102,951

Net change in contract owners’ equity	(421,271)	(720,471)	(1,628,520)	574,757	(1,198,251)	874,297	10,966	189,768
Contract owners’ equity:
Beginning of period	2,288,619	3,009,090	8,166,453	7,591,696	6,437,099	5,562,802	440,123	250,355

End of period	$1,867,348	$2,288,619	$6,537,933	$8,166,453	$5,238,848	$6,437,099	$451,089	$440,123

Change in units:
Beginning units	204,267	264,572	225,606	251,084	250,479	260,310	22,413	17,957

Units purchased	195,834	57,972	18,262	10,863	5,658	5,577	3,801	8,429
Units redeemed	(232,350)	(118,277)	(28,735)	(36,341)	(33,964)	(15,408)	(2,849)	(3,973)

Ending units	167,751	204,267	215,133	225,606	222,173	250,479	23,365	22,413

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,543	$3,070	$29,126	$6,728	$14,672	$(17,676)
Reinvested capital gains	61,249	28,601	137,291	154,742	250,209	482,484
Realized gain (loss)	16,437	5,042	33,282	63,637	47,539	70,280
Unrealized gain (loss)	(199,860)	110,144	(375,765)	(164,351)	(924,006)	514,913

Net increase (decrease) in contract owners’ equity from operations	(113,631)	146,857	(176,066)	60,756	(611,586)	1,050,001

Equity transactions:
Contract purchase payments (note 1)	0	30,000	50,435	6,786	247,927	391,327
Extra credit fund deposit (note 1)	0	0	0	4	60	120
Transfers (to) and from other subaccounts	(65,942)	(17,780)	(56,685)	94,331	323,687	57,497
Transfers (to) and from fixed dollar contract	624	5,815	(20,817)	(6,026)	57,965	70,415
Withdrawals and surrenders	(88,505)	(34,911)	(169,835)	(113,294)	(268,386)	(237,642)
Surrender charges (note 2)	0	(7)	(275)	(567)	(1,467)	(3,744)
Annual contract charges (note 2)	(11,249)	(11,391)	(22,432)	(22,473)	(88,989)	(85,074)
Annuity and death benefit payments	(81,006)	(45,418)	(51,551)	(40,761)	(204,851)	(182,117)

Net equity transactions	(246,078)	(73,692)	(271,160)	(82,000)	65,946	10,782

Net change in contract owners’ equity	(359,709)	73,165	(447,226)	(21,244)	(545,640)	1,060,783
Contract owners’ equity:
Beginning of period	1,428,208	1,355,043	2,609,751	2,630,995	8,212,470	7,151,687

End of period	$1,068,499	$1,428,208	$2,162,525	$2,609,751	$7,666,830	$8,212,470

Change in units:
Beginning units	62,881	66,251	149,322	154,133	600,057	599,772

Units purchased	3,205	4,030	17,317	20,055	58,573	56,821
Units redeemed	(14,087)	(7,400)	(32,889)	(24,866)	(54,792)	(56,536)

Ending units	51,999	62,881	133,750	149,322	603,838	600,057

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Janus Aspen Series - Service Shares
	Janus Henderson Research Subaccount		Janus Henderson Global Research Subaccount		Janus Henderson Balanced Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,613)	$(8,291)	$(573)	$(873)	$9,982	$(649)
Reinvested capital gains	42,618	7,618	0	0	66,761	2,849
Realized gain (loss)	23,668	5,746	2,543	2,662	21,349	50,489
Unrealized gain (loss)	(85,658)	161,726	(12,520)	25,060	(191,843)	202,468

Net increase (decrease) in contract owners’ equity from operations	(27,985)	166,799	(10,550)	26,849	(93,751)	255,157

Equity transactions:
Contract purchase payments (note 1)	0	75,899	0	0	280,590	554,957
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(73,181)	34,221	(1,082)	(2,234)	1,309,460	223,860
Transfers (to) and from fixed dollar contract	0	5,191	0	0	279,755	8,454
Withdrawals and surrenders	(13,580)	(13,648)	0	0	(20,672)	(379,760)
Surrender charges (note 2)	0	0	0	0	0	(30)
Annual contract charges (note 2)	(5,581)	(5,131)	(865)	(795)	(24,837)	(12,731)
Annuity and death benefit payments	(9,728)	(3,731)	(2,879)	(2,568)	(66,710)	(31,767)

Net equity transactions	(102,070)	92,801	(4,826)	(5,597)	1,757,586	362,983

Net change in contract owners’ equity	(130,055)	259,600	(15,376)	21,252	1,663,835	618,140
Contract owners’ equity:
Beginning of period	855,357	595,757	132,803	111,551	2,023,314	1,405,174

End of period	$725,302	$855,357	$117,427	$132,803	$3,687,149	$2,023,314

Change in units:
Beginning units	63,966	56,593	12,502	13,121	99,434	73,792

Units purchased	21	9,876	176	468	97,294	47,191
Units redeemed	(7,230)	(2,503)	(644)	(1,087)	(9,117)	(21,549)

Ending units	56,757	63,966	12,034	12,502	187,611	99,434

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Janus Aspen Series - Service Shares
	Janus Henderson Overseas Subaccount		Janus Henderson U.S. Low Volatility Subaccount		Janus Henderson Flexible Bond Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,490	$8,045	$76,955	$(7,194)	$3,999	$3,469
Reinvested capital gains	0	0	467,158	0	0	0
Realized gain (loss)	(67,057)	(186,029)	639,639	388,518	(1,318)	(4)
Unrealized gain (loss)	(462,161)	1,026,175	(2,615,897)	2,814,443	(12,196)	2,323

Net increase (decrease) in contract owners’ equity from operations	(519,728)	848,191	(1,432,145)	3,195,767	(9,515)	5,788

Equity transactions:
Contract purchase payments (note 1)	23,000	0	369,633	1,593,423	36,455	26,127
Extra credit fund deposit (note 1)	0	0	0	22	0	0
Transfers (to) and from other subaccounts	104,271	(308,075)	(680,834)	229,080	216	7,808
Transfers (to) and from fixed dollar contract	0	0	213,918	433,768	0	0
Withdrawals and surrenders	(155,344)	(104,928)	(985,947)	(714,895)	(7,097)	0
Surrender charges (note 2)	0	(6)	(5,495)	(18,949)	0	0
Annual contract charges (note 2)	(25,094)	(27,176)	(286,008)	(257,396)	(4,817)	(4,892)
Annuity and death benefit payments	(98,138)	(75,833)	(324,514)	(534,209)	(21,104)	(19,989)

Net equity transactions	(151,305)	(516,018)	(1,699,247)	730,844	3,653	9,054

Net change in contract owners’ equity	(671,033)	332,173	(3,131,392)	3,926,611	(5,862)	14,842
Contract owners’ equity:
Beginning of period	3,424,874	3,092,701	26,486,938	22,560,327	334,187	319,345

End of period	$2,753,841	$3,424,874	$23,355,546	$26,486,938	$328,325	$334,187

Change in units:
Beginning units	267,620	313,043	1,483,370	1,438,483	32,766	31,902

Units purchased	21,519	11,429	92,674	172,730	4,211	3,340
Units redeemed	(32,882)	(56,852)	(186,023)	(127,843)	(3,856)	(2,476)

Ending units	256,257	267,620	1,390,021	1,483,370	33,121	32,766

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Legg Mason Partners Variable Equity Trust - Class I						Legg Mason Partners Variable Income Trust - Class II
	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi- Strategy VIT Subaccount		Western Asset Core Plus VIT Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,438	$3,276	$2,744	$1,896	$129,358	$33,086	$191,274	$248,378
Reinvested capital gains	42,749	0	34,843	17,186	0	0	0	0
Realized gain (loss)	8,557	4,757	8,377	1,018	310,189	37,720	(146,636)	(33,168)
Unrealized gain (loss)	(95,605)	94,480	(97,405)	51,104	(4,150,220)	5,403,985	(418,767)	190,663

Net increase (decrease) in contract owners’ equity from operations	(40,861)	102,513	(51,441)	71,204	(3,710,673)	5,474,791	(374,129)	405,873

Equity transactions:
Contract purchase payments (note 1)	1,275	56,171	26,518	37,423	288,494	677,123	23,449	55,414
Extra credit fund deposit (note 1)	51	0	0	0	65	22	0	0
Transfers (to) and from other subaccounts	3,075	62,628	(81,192)	(4,558)	(1,526,993)	(702,319)	(381,081)	393,409
Transfers (to) and from fixed dollar contract	17,134	16,391	0	5,266	49,331	217,165	8,279	(60,583)
Withdrawals and surrenders	(19,303)	0	(268)	(8,638)	(2,198,950)	(1,156,894)	(509,184)	(484,473)
Surrender charges (note 2)	0	0	0	0	(12,203)	(25,714)	(403)	(2,360)
Annual contract charges (note 2)	(3,366)	(3,163)	(2,026)	(2,629)	(526,887)	(525,483)	(81,599)	(81,598)
Annuity and death benefit payments	(6,589)	(1,835)	(5,564)	(5,242)	(753,139)	(871,722)	(206,033)	(205,632)

Net equity transactions	(7,723)	130,192	(62,532)	21,622	(4,680,282)	(2,387,822)	(1,146,572)	(385,823)

Net change in contract owners’ equity	(48,584)	232,705	(113,973)	92,826	(8,390,955)	3,086,969	(1,520,701)	20,050
Contract owners’ equity:
Beginning of period	697,343	464,638	604,608	511,782	48,119,155	45,032,186	9,522,715	9,502,665

End of period	$648,759	$697,343	$490,635	$604,608	$39,728,200	$48,119,155	$8,002,014	$9,522,715

Change in units:
Beginning units	26,762	21,109	20,459	19,778	3,523,981	3,708,395	889,788	926,068

Units purchased	1,085	6,465	1,478	1,615	72,456	122,048	86,963	97,384
Units redeemed	(1,405)	(812)	(3,740)	(934)	(422,453)	(306,462)	(198,370)	(133,664)

Ending units	26,442	26,762	18,197	20,459	3,173,984	3,523,981	778,381	889,788

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Wells Fargo Variable Trust		Morgan Stanley Variable Insurance Fund, Inc. - Class II
	Opportunity Subaccount		VIF Core Plus Fixed Income Subaccount		VIF U.S. Real Estate Subaccount		VIF Growth Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(260)	$(138)	$5,397	$8,070	$13,353	$(813)	$(13,783)	$(9,848)
Reinvested capital gains	2,018	1,572	0	0	0	0	231,617	73,042
Realized gain (loss)	102	83	2,420	2,598	52,158	60,491	16,352	4,587
Unrealized gain (loss)	(3,628)	1,826	(20,849)	12,542	(175,485)	(39,708)	(174,436)	206,832

Net increase (decrease) in contract owners’ equity from operations	(1,768)	3,343	(13,032)	23,210	(109,974)	19,970	59,750	274,613

Equity transactions:
Contract purchase payments (note 1)	0	0	21,975	95,735	46,724	6,820	59,472	47,641
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	41,683	(11,048)	(28,077)	61,468	36,987	9,557
Transfers (to) and from fixed dollar contract	0	0	624	11,006	312	312	416	416
Withdrawals and surrenders	0	0	(29,871)	(10,396)	(45,526)	(60,432)	(33,150)	0
Surrender charges (note 2)	0	0	(9)	0	(4)	(3)	0	0
Annual contract charges (note 2)	(120)	(101)	(5,017)	(5,027)	(8,709)	(9,705)	(3,066)	(2,215)
Annuity and death benefit payments	0	0	(32,150)	(8,130)	(28,168)	(39,936)	(5,264)	(959)

Net equity transactions	(120)	(101)	(2,765)	72,140	(63,448)	(41,476)	55,395	54,440

Net change in contract owners’ equity	(1,888)	3,242	(15,797)	95,350	(173,422)	(21,506)	115,145	329,053
Contract owners’ equity:
Beginning of period	21,127	17,885	566,283	470,933	1,287,763	1,309,269	975,989	646,936

End of period	$19,239	$21,127	$550,486	$566,283	$1,114,341	$1,287,763	$1,091,134	$975,989

Change in units:
Beginning units	602	606	39,079	32,742	40,785	41,755	31,519	29,490

Units purchased	0	0	5,761	10,548	5,321	4,566	3,370	2,514
Units redeemed	(3)	(4)	(6,780)	(4,211)	(5,958)	(5,536)	(1,679)	(485)

Ending units	599	602	38,060	39,079	40,148	40,785	33,210	31,519

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,435)	$10,412	$(1,449)	$(1,423)	$(4,147)	$(3,774)
Reinvested capital gains	176,438	589,285	83,861	64,218	192,209	20,488
Realized gain (loss)	(66,797)	(16,769)	27,320	69,449	31,181	6,407
Unrealized gain (loss)	(409,601)	(310,040)	(147,904)	8,148	(223,381)	85,033

Net increase (decrease) in contract owners’ equity from operations	(304,395)	272,888	(38,172)	140,392	(4,138)	108,154

Equity transactions:
Contract purchase payments (note 1)	8,109	1,937	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	14,308	(87,916)	(30,168)	(149,942)	(96,985)	47,518
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0
Withdrawals and surrenders	(160,500)	(86,014)	(13,216)	(4,373)	(324)	(4,666)
Surrender charges (note 2)	(154)	(10)	(2)	(2)	0	0
Annual contract charges (note 2)	(27,382)	(27,710)	(3,625)	(4,131)	(2,362)	(2,452)
Annuity and death benefit payments	(74,212)	(72,432)	(12,032)	(40,730)	(593)	(599)

Net equity transactions	(239,831)	(272,145)	(59,043)	(199,178)	(100,264)	39,801

Net change in contract owners’ equity	(544,226)	743	(97,215)	(58,786)	(104,402)	147,955
Contract owners’ equity:
Beginning of period	3,399,186	3,398,443	632,130	690,916	491,170	343,215

End of period	$2,854,960	$3,399,186	$534,915	$632,130	$386,768	$491,170

Change in units:
Beginning units	191,610	207,540	26,410	35,320	19,701	17,740

Units purchased	7,356	6,854	1,044	9	166	3,000
Units redeemed	(20,968)	(22,784)	(3,294)	(8,919)	(3,970)	(1,039)

Ending units	177,998	191,610	24,160	26,410	15,897	19,701

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(22,378)	$607	$(1,346)	$(7)	$(8,037)	$(4,625)	$(59,278)	$(80,536)
Reinvested capital gains	306,288	1,039,371	47,566	27,330	341,673	28,280	106,300	190,144
Realized gain (loss)	(97,928)	35,348	4,254	1,254	18,880	4,325	89,886	30,060
Unrealized gain (loss)	(723,197)	(603,511)	(75,513)	14,924	(375,778)	110,676	(546,476)	649,847

Net increase (decrease) in contract owners’ equity from operations	(537,215)	471,815	(25,039)	43,501	(23,262)	138,656	(409,568)	789,515

Equity transactions:
Contract purchase payments (note 1)	29,074	20,885	93,296	75,431	0	70,618	91,345	219,401
Extra credit fund deposit (note 1)	0	22	0	0	0	0	0	22
Transfers (to) and from other subaccounts	(182,284)	(262,938)	(48,434)	5,721	82,505	64,357	(94,812)	(36,949)
Transfers (to) and from fixed dollar contract	20,204	(295)	0	0	0	0	22,552	31,958
Withdrawals and surrenders	(276,019)	(422,544)	0	0	(32,607)	(1,098)	(447,327)	(54,338)
Surrender charges (note 2)	(719)	(1,279)	0	0	0	0	(3,658)	(537)
Annual contract charges (note 2)	(55,594)	(57,602)	(1,257)	(1,074)	(3,563)	(2,770)	(89,214)	(82,032)
Annuity and death benefit payments	(79,231)	(71,288)	(3,268)	(3,432)	(10,028)	(8,198)	(60,037)	(149,243)

Net equity transactions	(544,569)	(795,039)	40,337	76,646	36,307	122,909	(581,151)	(71,718)

Net change in contract owners’ equity	(1,081,784)	(323,224)	15,298	120,147	13,045	261,565	(990,719)	717,797
Contract owners’ equity:
Beginning of period	6,040,233	6,363,457	276,694	156,547	672,594	411,029	7,667,714	6,949,917

End of period	$4,958,449	$6,040,233	$291,992	$276,694	$685,639	$672,594	$6,676,995	$7,667,714

Change in units:
Beginning units	370,819	423,100	11,691	8,019	31,492	24,616	614,447	620,889

Units purchased	21,810	17,480	4,323	4,061	4,938	7,927	28,427	35,015
Units redeemed	(53,602)	(69,761)	(2,478)	(389)	(3,402)	(1,051)	(75,868)	(41,457)

Ending units	339,027	370,819	13,536	11,691	33,028	31,492	567,006	614,447

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Equity Select Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$43,156	$29,785	$(10,694)	$(7,376)	$(291)	$1,287
Reinvested capital gains	0	0	84,157	76,697	20,850	5,432
Realized gain (loss)	83,851	88,441	(355)	(845)	481	355
Unrealized gain (loss)	(1,574,302)	1,456,203	(190,504)	26,780	(28,873)	20,276

Net increase (decrease) in contract owners’ equity from operations	(1,447,295)	1,574,429	(117,396)	95,256	(7,833)	27,350

Equity transactions:
Contract purchase payments (note 1)	76,709	28,777	14,093	6,460	0	0
Extra credit fund deposit (note 1)	0	4	0	0	0	0
Transfers (to) and from other subaccounts	662,618	93,289	13,620	4,231	0	0
Transfers (to) and from fixed dollar contract	28,208	1,628	0	6,677	0	0
Withdrawals and surrenders	(256,232)	(295,167)	(18,364)	(27,878)	0	0
Surrender charges (note 2)	(336)	(1,054)	0	(72)	0	0
Annual contract charges (note 2)	(59,141)	(59,151)	(5,428)	(5,206)	(196)	(175)
Annuity and death benefit payments	(149,411)	(102,316)	(17,779)	(15,852)	0	0

Net equity transactions	302,415	(333,990)	(13,858)	(31,640)	(196)	(175)

Net change in contract owners’ equity	(1,144,880)	1,240,439	(131,254)	63,616	(8,029)	27,175
Contract owners’ equity:
Beginning of period	7,297,122	6,056,683	843,922	780,306	187,638	160,463

End of period	$6,152,242	$7,297,122	$712,668	$843,922	$179,609	$187,638

Change in units:
Beginning units	281,464	299,470	24,261	25,264	8,746	8,754

Units purchased	60,304	25,256	1,185	1,514	0	0
Units redeemed	(42,930)	(43,262)	(1,594)	(2,517)	(9)	(8)

Ending units	298,838	281,464	23,852	24,261	8,737	8,746

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Lazard Retirement Series, Inc. - Service Shares				The Prudential Series Fund, Inc. - Class II
	International Equity Subaccount		Global Dynamic Multi-Asset Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$25,331	$145,457	$(10,916)	$(131,643)	$(15,674)	$(15,122)	$(5,805)	$(4,958)
Reinvested capital gains	607,602	2,728,729	619,272	540,566	0	0	0	0
Realized gain (loss)	(94,191)	314,869	112,761	82,861	44,898	111,336	15,243	24,419
Unrealized gain (loss)	(2,402,073)	(799,532)	(1,572,290)	1,102,786	(106,145)	196,377	(19,308)	89,000

Net increase (decrease) in contract owners’ equity from operations	(1,863,331)	2,389,523	(851,173)	1,594,570	(76,921)	292,591	(9,870)	108,461

Equity transactions:
Contract purchase payments (note 1)	189,770	110,450	260,919	837,739	2,400	950	800	7,237
Extra credit fund deposit (note 1)	0	33	0	33	0	0	0	0
Transfers (to) and from other subaccounts	478,080	(553,625)	813,861	2,856	(15,874)	(76,416)	266	(15,895)
Transfers (to) and from fixed dollar contract	27,743	(20,277)	65,188	100,234	14,666	10,476	8,758	2,349
Withdrawals and surrenders	(678,139)	(700,880)	(569,584)	(181,987)	(36,905)	(147,219)	(1,609)	(31,433)
Surrender charges (note 2)	(1,223)	(2,853)	(5,119)	(718)	0	0	0	0
Annual contract charges (note 2)	(108,675)	(114,245)	(119,333)	(101,330)	(9,076)	(9,284)	(3,041)	(2,943)
Annuity and death benefit payments	(390,911)	(211,823)	(118,298)	(164,206)	(6,188)	(50,851)	(2,503)	(1,309)

Net equity transactions	(483,355)	(1,493,220)	327,634	492,621	(50,977)	(272,344)	2,671	(41,994)

Net change in contract owners’ equity	(2,346,686)	896,303	(523,539)	2,087,191	(127,898)	20,247	(7,199)	66,467
Contract owners’ equity:
Beginning of period	12,826,010	11,929,707	10,242,025	8,154,834	1,185,413	1,165,166	405,424	338,957

End of period	$10,479,324	$12,826,010	$9,718,486	$10,242,025	$1,057,515	$1,185,413	$398,225	$405,424

Change in units:
Beginning units	777,502	873,477	690,059	653,190	42,753	53,989	20,656	22,603

Units purchased	70,878	63,782	95,083	95,437	1,176	620	1,064	558
Units redeemed	(101,227)	(159,757)	(74,166)	(58,568)	(2,913)	(11,856)	(1,027)	(2,505)

Ending units	747,153	777,502	710,976	690,059	41,016	42,753	20,693	20,656

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,347)	$(6,968)	$(11,328)	$(16,040)
Reinvested capital gains	60,067	5,168	49,040	131,419
Realized gain (loss)	12,799	20,286	89,078	135,709
Unrealized gain (loss)	(182,611)	81,607	(509,028)	89,709

Net increase (decrease) in contract owners’ equity from operations	(118,092)	100,093	(382,238)	340,797

Equity transactions:
Contract purchase payments (note 1)	39,648	29,000	51,581	69,016
Extra credit fund deposit (note 1)	0	0	0	0
Transfers (to) and from other subaccounts	27,310	65,331	67,153	7,216
Transfers (to) and from fixed dollar contract	26,544	20,463	(14,613)	6,434
Withdrawals and surrenders	(4,793)	(6,808)	(75,489)	(69,019)
Surrender charges (note 2)	(50)	0	(43)	(2)
Annual contract charges (note 2)	(6,556)	(4,746)	(20,498)	(20,011)
Annuity and death benefit payments	(22,911)	(18,623)	(103,744)	(92,544)

Net equity transactions	59,192	84,617	(95,653)	(98,910)

Net change in contract owners’ equity	(58,900)	184,710	(477,891)	241,887
Contract owners’ equity:
Beginning of period	865,793	681,083	3,038,234	2,796,347

End of period	$806,893	$865,793	$2,560,343	$3,038,234

Change in units:
Beginning units	30,052	26,707	71,918	72,317

Units purchased	4,551	7,819	5,084	8,701
Units redeemed	(2,283)	(4,474)	(6,328)	(9,100)

Ending units	32,320	30,052	70,674	71,918

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	AB Variable Products Series Fund, Inc. - Class B
	VPS Growth & Income Subaccount		VPS Small Cap Growth Subaccount		VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation-Moderate Subaccount
	2018	2017	2018	2017 (b)	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,502)	$(350)	$(162)	$(1)	$13,392	$23,838	$(26,784)	$(18,290)
Reinvested capital gains	29,208	1,544	271	0	8,448	0	118,006	8,051
Realized gain (loss)	(372)	106	(37)	0	69,842	44,892	15,276	32,096
Unrealized gain (loss)	(48,783)	5,938	(7,854)	(11)	(670,513)	708,180	(251,726)	141,461

Net increase (decrease) in contract owners’ equity from operations	(21,449)	7,238	(7,782)	(12)	(578,831)	776,910	(145,228)	163,318

Equity transactions:
Contract purchase payments (note 1)	59,472	0	0	4,582	37,758	306,820	45,258	123,581
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	94,221	72,949	50,372	0	171,442	(210,574)	530,998	(313,577)
Transfers (to) and from fixed dollar contract	12,535	6,681	0	0	10,357	25,788	8,606	15,529
Withdrawals and surrenders	0	0	0	0	(263,956)	(174,112)	(39,668)	(46,839)
Surrender charges (note 2)	0	0	0	0	(537)	(3,668)	(274)	(101)
Annual contract charges (note 2)	(2,409)	(520)	(80)	0	(69,880)	(73,548)	(26,732)	(22,162)
Annuity and death benefit payments	0	0	(431)	0	(178,413)	(124,078)	(22,427)	(35,416)

Net equity transactions	163,819	79,110	49,861	4,582	(293,229)	(253,372)	495,761	(278,985)

Net change in contract owners’ equity	142,370	86,348	42,079	4,570	(872,060)	523,538	350,533	(115,667)
Contract owners’ equity:
Beginning of period	102,666	16,318	4,570	0	6,849,756	6,326,218	1,690,507	1,806,174

End of period	$245,036	$102,666	$46,649	$4,570	$5,977,696	$6,849,756	$2,041,040	$1,690,507

Change in units:
Beginning units	6,601	1,502	130	0	522,595	544,345	151,806	178,521

Units purchased	10,896	5,233	1,271	130	37,988	34,837	61,741	17,658
Units redeemed	(1,041)	(134)	(12)	0	(61,231)	(56,587)	(17,739)	(44,373)

Ending units	16,456	6,601	1,389	130	499,352	522,595	195,808	151,806

(b)	Subaccount was available for investment during the entire period ended December 31, 2017, but received no assets until later in that period.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	MFS® Variable Insurance Trust - Service Class						MFS® Variable Insurance Trust II Service Class
	New Discovery Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount		Massachusetts Investors Growth Stock Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(7,540)	$(6,619)	$(6,084)	$(5,096)	$17,304	$17,587	$(709)	$(651)
Reinvested capital gains	82,745	10,575	77,012	24,552	120,219	47,382	6,134	4,613
Realized gain (loss)	15,488	3,191	15,598	8,470	4,179	13,798	3,602	138
Unrealized gain (loss)	(103,702)	104,999	(85,458)	61,516	(332,037)	71,918	(9,666)	16,484

Net increase (decrease) in contract owners’ equity from operations	(13,009)	112,146	1,068	89,442	(190,335)	150,685	(639)	20,584

Equity transactions:
Contract purchase payments (note 1)	1,805	24,786	0	0	93,875	283,570	0	0
Extra credit fund deposit (note 1)	68	0	0	0	65	0	0	0
Transfers (to) and from other subaccounts	(26,256)	(8,387)	(3,478)	1,164	92,447	1,287,877	20,319	(3,328)
Transfers (to) and from fixed dollar contract	0	0	3,655	1,984	38,192	22,701	624	624
Withdrawals and surrenders	(12,774)	(6,325)	(14,822)	(7,491)	(20,546)	(17,849)	(17,219)	0
Surrender charges (note 2)	0	0	0	(2)	0	0	0	0
Annual contract charges (note 2)	(4,965)	(3,999)	(3,496)	(2,804)	(22,988)	(8,498)	(684)	(414)
Annuity and death benefit payments	(14,728)	(12,800)	(6,701)	(6,742)	(24,325)	(16,822)	(2,699)	(1,724)

Net equity transactions	(56,850)	(6,725)	(24,842)	(13,891)	156,720	1,550,979	341	(4,842)

Net change in contract owners’ equity	(69,859)	105,421	(23,774)	75,551	(33,615)	1,701,664	(298)	15,742
Contract owners’ equity:
Beginning of period	562,076	456,655	436,332	360,781	2,511,561	809,897	95,097	79,355

End of period	$492,217	$562,076	$412,558	$436,332	$2,477,946	$2,511,561	$94,799	$95,097

Change in units:
Beginning units	20,314	20,727	22,627	23,541	127,532	43,434	7,363	7,780

Units purchased	947	959	1,813	1,449	12,341	86,490	2,072	54
Units redeemed	(2,907)	(1,372)	(3,500)	(2,363)	(4,792)	(2,392)	(2,082)	(471)

Ending units	18,354	20,314	20,940	22,627	135,081	127,532	7,353	7,363

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Opportunities Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$106,086	$102,504	$157,745	$94,473	$47,604	$6,984
Reinvested capital gains	0	0	154,321	0	2,553	0
Realized gain (loss)	(145,825)	(63,973)	(109,983)	(35,244)	(6,626)	(9,982)
Unrealized gain (loss)	(315,508)	188,283	(472,347)	421,308	(93,225)	62,190

Net increase (decrease) in contract owners’ equity from operations	(355,247)	226,814	(270,264)	480,537	(49,694)	59,192

Equity transactions:
Contract purchase payments (note 1)	31,169	64,039	125,316	144,221	13,687	5,995
Extra credit fund deposit (note 1)	0	20	0	20	0	0
Transfers (to) and from other subaccounts	(326,508)	636,597	(400,617)	768,560	50,753	60,861
Transfers (to) and from fixed dollar contract	39,716	45,038	30,304	69,831	0	3,511
Withdrawals and surrenders	(583,643)	(393,834)	(900,405)	(607,899)	(29,467)	(16,360)
Surrender charges (note 2)	(1,628)	(1,742)	(1,791)	(2,120)	0	0
Annual contract charges (note 2)	(92,122)	(92,097)	(121,126)	(120,221)	(6,852)	(5,497)
Annuity and death benefit payments	(214,051)	(171,385)	(297,084)	(330,803)	(39,176)	(20,651)

Net equity transactions	(1,147,067)	86,636	(1,565,403)	(78,411)	(11,055)	27,859

Net change in contract owners’ equity	(1,502,314)	313,450	(1,835,667)	402,126	(60,749)	87,051
Contract owners’ equity:
Beginning of period	10,200,723	9,887,273	14,046,848	13,644,722	929,693	842,642

End of period	$8,698,409	$10,200,723	$12,211,181	$14,046,848	$868,944	$929,693

Change in units:
Beginning units	703,852	693,928	916,873	907,551	60,396	55,730

Units purchased	43,919	79,614	67,278	108,082	4,911	12,924
Units redeemed	(121,590)	(69,690)	(164,273)	(98,760)	(6,133)	(8,258)

Ending units	626,181	703,852	819,878	916,873	59,174	60,396

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,817	$146,099	$125,997	$385,284	$6,337	$4,001	$12,136	$1,816
Reinvested capital gains	0	0	532,123	0	817	0	0	0
Realized gain (loss)	(126,073)	(50,934)	153,678	56,585	1,007	1,064	(9,702)	(3,372)
Unrealized gain (loss)	(106,471)	(77,592)	(3,494,373)	3,077,962	(5,872)	2,912	(22,399)	3,972

Net increase (decrease) in contract owners’ equity from operations	(223,727)	17,573	(2,682,575)	3,519,831	2,289	7,977	(19,965)	2,416

Equity transactions:
Contract purchase payments (note 1)	12,980	10,450	493,982	1,577,159	73,359	1,080	75,409	79,482
Extra credit fund deposit (note 1)	0	9	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(24,735)	94,374	385,995	36,308	28,865	(27,907)	31,460	(200,690)
Transfers (to) and from fixed dollar contract	14,286	17,256	147,162	321,056	16,718	148,516	(11,486)	10,582
Withdrawals and surrenders	(124,617)	(9,839)	(879,517)	(722,557)	(36,691)	(2,628)	(251,370)	(143,482)
Surrender charges (note 2)	(470)	0	(3,324)	(8,741)	0	0	(196)	(871)
Annual contract charges (note 2)	(16,560)	(15,743)	(314,782)	(285,606)	(3,209)	(3,143)	(16,683)	(16,587)
Annuity and death benefit payments	(10,481)	(8,952)	(334,216)	(578,563)	(4,952)	(4,781)	(59,329)	(54,444)

Net equity transactions	(149,597)	87,555	(504,700)	339,056	74,090	111,137	(232,195)	(326,010)

Net change in contract owners’ equity	(373,324)	105,128	(3,187,275)	3,858,887	76,379	119,114	(252,160)	(323,594)
Contract owners’ equity:
Beginning of period	1,577,381	1,472,253	26,843,527	22,984,640	565,228	446,114	2,013,614	2,337,208

End of period	$1,204,057	$1,577,381	$23,656,252	$26,843,527	$641,607	$565,228	$1,761,454	$2,013,614

Change in units:
Beginning units	244,500	230,360	2,051,171	2,024,639	55,315	44,088	201,628	234,237

Units purchased	20,682	30,612	130,344	208,254	23,604	23,581	35,739	24,432
Units redeemed	(45,581)	(16,472)	(169,178)	(181,722)	(15,897)	(12,354)	(59,122)	(57,041)

Ending units	219,601	244,500	2,012,337	2,051,171	63,022	55,315	178,245	201,628

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,327)	$(916)	$(22,118)	$(13,313)	$(18,666)	$(8,713)
Reinvested capital gains	78,101	92,924	42,352	0	60,844	146,990
Realized gain (loss)	21,312	(291)	(74,567)	(134,740)	10,023	7,125
Unrealized gain (loss)	(140,395)	82,959	(255,451)	289,420	(175,169)	(92,764)

Net increase (decrease) in contract owners’ equity from operations	(43,309)	174,676	(309,784)	141,367	(122,968)	52,638

Equity transactions:
Contract purchase payments (note 1)	0	0	25,636	27,373	15,000	30,783
Extra credit fund deposit (note 1)	0	0	24	20	0	0
Transfers (to) and from other subaccounts	(19,069)	91,731	(191,085)	(48,549)	(80,588)	(47,799)
Transfers (to) and from fixed dollar contract	0	0	7,344	12,723	20,823	17,849
Withdrawals and surrenders	(2,415)	(2,582)	(118,220)	(139,985)	(38,562)	(21,968)
Surrender charges (note 2)	0	0	(247)	0	(3)	0
Annual contract charges (note 2)	(3,421)	(3,122)	(27,503)	(27,299)	(10,005)	(10,552)
Annuity and death benefit payments	(311,966)	(24,338)	(335,360)	(109,067)	(29,934)	(51,845)

Net equity transactions	(336,871)	61,689	(639,411)	(284,784)	(123,269)	(83,532)

Net change in contract owners’ equity	(380,180)	236,365	(949,195)	(143,417)	(246,237)	(30,894)
Contract owners’ equity:
Beginning of period	892,791	656,426	3,943,924	4,087,341	1,415,174	1,446,068

End of period	$512,611	$892,791	$2,994,729	$3,943,924	$1,168,937	$1,415,174

Change in units:
Beginning units	33,883	31,724	124,066	132,503	51,481	54,570

Units purchased	151	4,337	4,127	11,238	2,054	2,837
Units redeemed	(12,067)	(2,178)	(23,343)	(19,675)	(6,134)	(5,926)

Ending units	21,967	33,883	104,850	124,066	47,401	51,481

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)				Neuberger Berman Advisers Management Trust - S Class
	Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount		AMT Mid Cap Intrinsic Value Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$8,854	$(621)	$(16,129)	$254,160	$(10,880)	$(8,894)
Reinvested capital gains	11,394	0	909,039	575,462	39,490	0
Realized gain (loss)	16,343	20,988	(179,091)	(22,226)	36,141	48,937
Unrealized gain (loss)	(312,120)	267,506	(1,540,962)	21,158	(224,722)	108,410

Net increase (decrease) in contract owners’ equity from operations	(275,529)	287,873	(827,143)	828,554	(159,971)	148,453

Equity transactions:
Contract purchase payments (note 1)	23,151	1,935	92,771	358,605	495	915
Extra credit fund deposit (note 1)	0	0	0	2	0	0
Transfers (to) and from other subaccounts	131,095	66,375	(220,496)	605,615	23,998	(23,985)
Transfers (to) and from fixed dollar contract	14,413	7,726	23,355	107,673	0	2,595
Withdrawals and surrenders	(20,114)	(131,945)	(583,236)	(465,625)	(74,130)	(143,970)
Surrender charges (note 2)	(37)	0	(4,455)	(7,631)	0	(5)
Annual contract charges (note 2)	(10,327)	(10,795)	(124,774)	(119,051)	(8,110)	(8,800)
Annuity and death benefit payments	(56,611)	(18,538)	(123,216)	(160,191)	(19,111)	(25,806)

Net equity transactions	81,570	(85,242)	(940,051)	319,397	(76,858)	(199,056)

Net change in contract owners’ equity	(193,959)	202,631	(1,767,194)	1,147,951	(236,829)	(50,603)
Contract owners’ equity:
Beginning of period	1,620,667	1,418,036	10,835,498	9,687,547	1,070,255	1,120,858

End of period	$1,426,708	$1,620,667	$9,068,304	$10,835,498	$833,426	$1,070,255

Change in units:
Beginning units	122,832	130,970	855,848	828,782	55,914	67,655

Units purchased	17,064	16,943	52,170	97,632	2,821	1,534
Units redeemed	(10,116)	(25,081)	(129,232)	(70,566)	(6,630)	(13,275)

Ending units	129,780	122,832	778,786	855,848	52,105	55,914

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Franklin Templeton Variable Insurance Products Trust - Class 2						Franklin Templeton Variable Insurance Products Trust - Class 5
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin VolSmart Allocation VIP Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$25,642	$23,220	$(1,722)	$(1,804)	$22,135	$24,632	$(28,023)	$(39,543)
Reinvested capital gains	0	0	22,359	341	0	0	0	0
Realized gain (loss)	8,180	1,610	(2,396)	(3,381)	15,307	11,065	82,842	21,881
Unrealized gain (loss)	(74,161)	41,039	(11,522)	39,212	(333,978)	221,355	(300,109)	393,403

Net increase (decrease) in contract owners’ equity from operations	(40,339)	65,869	6,719	34,368	(296,536)	257,052	(245,290)	375,741

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	18,327	3,874	69,741	634,331
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	8,381	18,357	(11,842)	(5,763)	181,882	(42,526)	(267,970)	273,432
Transfers (to) and from fixed dollar contract	0	0	0	0	(2,656)	0	24,171	171,041
Withdrawals and surrenders	(26,961)	(6,738)	0	(1,159)	(195,415)	(80,678)	(81,455)	(63,418)
Surrender charges (note 2)	0	0	0	0	(268)	(6)	(272)	(700)
Annual contract charges (note 2)	(6,948)	(7,089)	(906)	(1,081)	(14,415)	(14,229)	(35,584)	(29,753)
Annuity and death benefit payments	(108,748)	(24,426)	(35,203)	(2,727)	(78,565)	(27,754)	(47,459)	(40,387)

Net equity transactions	(134,276)	(19,896)	(47,951)	(10,730)	(91,110)	(161,319)	(338,828)	944,546

Net change in contract owners’ equity	(174,615)	45,973	(41,232)	23,638	(387,646)	95,733	(584,118)	1,320,287
Contract owners’ equity:
Beginning of period	857,784	811,811	162,084	138,446	1,840,818	1,745,085	3,285,873	1,965,586

End of period	$683,169	$857,784	$120,852	$162,084	$1,453,172	$1,840,818	$2,701,755	$3,285,873

Change in units:
Beginning units	46,099	47,212	7,137	7,649	113,815	124,254	282,883	193,057

Units purchased	1,356	1,088	85	86	12,140	805	36,302	115,273
Units redeemed	(8,520)	(2,201)	(1,961)	(598)	(19,166)	(11,244)	(65,850)	(25,447)

Ending units	38,935	46,099	5,261	7,137	106,789	113,815	253,335	282,883

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Templeton Foreign VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$69,602	$55,705	$(18,061)	$(18,623)	$98,634	$37,962	$12,640	$10,605
Reinvested capital gains	0	0	224,179	2,977	0	0	19,195	33,952
Realized gain (loss)	8,211	12,930	(43,175)	(132,385)	65,309	76,816	(180)	(203)
Unrealized gain (loss)	(192,089)	97,540	(121,188)	447,221	(1,843,063)	1,273,724	(116,677)	30,201

Net increase (decrease) in contract owners’ equity from operations	(114,276)	166,175	41,755	299,190	(1,679,120)	1,388,502	(85,022)	74,555

Equity transactions:
Contract purchase payments (note 1)	0	266,466	19,914	5,303	102,760	87,582	36,455	34,069
Extra credit fund deposit (note 1)	0	0	0	13	0	29	0	0
Transfers (to) and from other subaccounts	(20,016)	(21,059)	(162,774)	(145,473)	490,520	(390,332)	(5,046)	103,045
Transfers (to) and from fixed dollar contract	624	8,007	14,637	16,779	24,365	(30,750)	0	0
Withdrawals and surrenders	(49,207)	(95,679)	(69,978)	(231,784)	(400,547)	(427,934)	(7,642)	(90,907)
Surrender charges (note 2)	0	0	(305)	0	(710)	(2,409)	0	0
Annual contract charges (note 2)	(12,729)	(13,951)	(13,511)	(14,464)	(88,067)	(89,761)	(6,188)	(7,448)
Annuity and death benefit payments	(45,775)	(119,553)	(12,550)	(6,945)	(144,609)	(122,224)	(15,630)	(16,011)

Net equity transactions	(127,103)	24,231	(224,567)	(376,571)	(16,288)	(975,799)	1,949	22,748

Net change in contract owners’ equity	(241,379)	190,406	(182,812)	(77,381)	(1,695,408)	412,703	(83,073)	97,303
Contract owners’ equity:
Beginning of period	2,162,736	1,972,330	1,286,242	1,363,623	10,184,513	9,771,810	800,930	703,627

End of period	$1,921,357	$2,162,736	$1,103,430	$1,286,242	$8,489,105	$10,184,513	$717,857	$800,930

Change in units:
Beginning units	142,343	141,063	67,240	90,320	855,288	946,087	54,072	51,472

Units purchased	1,539	20,227	4,523	1,680	82,445	26,762	2,745	10,817
Units redeemed	(10,133)	(18,947)	(14,873)	(24,760)	(81,923)	(117,561)	(2,903)	(8,217)

Ending units	133,749	142,343	56,890	67,240	855,810	855,288	53,914	54,072

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Federated Insurance Series
	Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Primary Shares Subaccount		Managed Volatility Fund II Service Shares Subaccount (note 4)	Managed Tail Risk Fund II Service Shares Subaccount (note 4)
	2018	2017	2018	2017	2018 (c)	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,631)	$(9,216)	$171,114	$294,635	$(15,320)	$65,718	$(3,182)
Reinvested capital gains	60,206	75,188	0	0	0	0	0
Realized gain (loss)	29,695	4,472	23,377	(46,286)	(764)	(285,181)	(36,784)
Unrealized gain (loss)	(57,071)	90,905	(1,352,379)	1,537,861	(261,358)	174,466	313,654

Net increase (decrease) in contract owners’ equity from operations	22,199	161,349	(1,157,888)	1,786,210	(277,442)	(44,997)	273,688

Equity transactions:
Contract purchase payments (note 1)	74,472	47,079	187,910	313,579	0	3,010	11,100
Extra credit fund deposit (note 1)	0	0	125	120	0	120	240
Transfers (to) and from other subaccounts	(48,474)	(11,768)	69,235	(340,886)	2,940,962	(2,948,174)	(90,194)
Transfers (to) and from fixed dollar contract	0	2,595	14,051	89,145	0	0	5,351
Withdrawals and surrenders	(27,326)	(14,204)	(646,050)	(364,529)	(3,999)	(161,649)	(52,329)
Surrender charges (note 2)	0	0	(4,300)	(5,537)	(88)	(981)	(1,463)
Annual contract charges (note 2)	(5,747)	(5,561)	(144,391)	(139,793)	(4,414)	(33,063)	(36,789)
Annuity and death benefit payments	(13,108)	(12,099)	(122,869)	(384,886)	(5,544)	(7,831)	(17,669)

Net equity transactions	(20,183)	6,042	(646,289)	(832,787)	2,926,917	(3,148,568)	(181,753)

Net change in contract owners’ equity	2,016	167,391	(1,804,177)	953,423	2,649,475	(3,193,565)	91,935
Contract owners’ equity:
Beginning of period	768,415	601,024	12,389,146	11,435,723	0	3,193,565	3,101,630

End of period	$770,431	$768,415	$10,584,969	$12,389,146	$2,649,475	$0	$3,193,565

Change in units:
Beginning units	41,564	41,146	806,679	866,772	0	341,221	361,531

Units purchased	5,435	3,084	51,994	40,583	301,391	7,145	12,682
Units redeemed	(6,653)	(2,666)	(95,051)	(100,676)	(8,626)	(348,366)	(32,992)

Ending units	40,346	41,564	763,622	806,679	292,765	0	341,221

(c)	Period from August 17, 2018, date of commencement of operations, to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Federated Insurance Series		Ivy Variable Insurance Portfolios
	Managed Tail Risk Fund II Primary Shares Subaccount (note 4)		VIP Asset Strategy Subaccount		VIP Natural Resources Subaccount		VIP Science and Technology Subaccount
	2018	2017	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,731	$335	$19,186	$10,028	$(3,426)	$(4,207)	$(7,205)	$(5,291)
Reinvested capital gains	0	0	146,562	0	0	0	70,560	34,514
Realized gain (loss)	7,850	109	(7,051)	(80,995)	(2,992)	(14,226)	11,587	6,964
Unrealized gain (loss)	(16,139)	16,765	(389,883)	649,667	(83,503)	23,926	(113,137)	68,268

Net increase (decrease) in contract owners’ equity from operations	(2,558)	17,209	(231,186)	578,700	(89,921)	5,493	(38,195)	104,455

Equity transactions:
Contract purchase payments (note 1)	0	36,000	7,800	41,920	0	0	0	4,583
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(222,669)	3,861	(101,652)	(266,825)	482	13,256	112,334	7,326
Transfers (to) and from fixed dollar contract	0	33,406	2,318	5,234	312	5,234	624	624
Withdrawals and surrenders	0	0	(76,099)	(124,804)	(4,271)	(61,173)	(19,965)	(16,289)
Surrender charges (note 2)	0	0	(11)	0	(3)	0	0	0
Annual contract charges (note 2)	(2,088)	(1,410)	(28,477)	(31,112)	(2,701)	(3,052)	(4,232)	(3,326)
Annuity and death benefit payments	(550)	0	(94,223)	(80,278)	(7,251)	(4,310)	(15,657)	(10,778)

Net equity transactions	(225,307)	71,857	(290,344)	(455,865)	(13,432)	(50,045)	73,104	(17,860)

Net change in contract owners’ equity	(227,865)	89,066	(521,530)	122,835	(103,353)	(44,552)	34,909	86,595
Contract owners’ equity:
Beginning of period	227,865	138,799	3,823,610	3,700,775	385,917	430,469	431,274	344,679

End of period	$0	$227,865	$3,302,080	$3,823,610	$282,564	$385,917	$466,183	$431,274

Change in units:
Beginning units	22,248	14,855	252,834	285,666	47,302	53,936	14,533	15,164

Units purchased	226	7,542	2,166	8,762	946	3,583	4,057	1,182
Units redeemed	(22,474)	(149)	(21,160)	(41,594)	(2,559)	(10,217)	(1,802)	(1,813)

Ending units	0	22,248	233,840	252,834	45,689	47,302	16,788	14,533

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$17,151	$7,237	$27,331	$27,085	$2,467	$5,881
Reinvested capital gains	325,960	9,844	662,173	0	275,126	0
Realized gain (loss)	24,034	28,578	79,834	58,280	31,548	21,317
Unrealized gain (loss)	(832,010)	510,817	(1,960,360)	1,565,283	(831,189)	728,083

Net increase (decrease) in contract owners’ equity from operations	(464,865)	556,476	(1,191,022)	1,650,648	(522,048)	755,281

Equity transactions:
Contract purchase payments (note 1)	17,576	59,357	85,418	210,278	2,557	27,173
Extra credit fund deposit (note 1)	65	51	0	44	0	33
Transfers (to) and from other subaccounts	6,984	89,167	(81,638)	222,315	135,652	(169,014)
Transfers (to) and from fixed dollar contract	14,112	27,572	8,152	32,855	4,076	9,056
Withdrawals and surrenders	(339,134)	(220,160)	(1,076,318)	(451,864)	(254,172)	(110,070)
Surrender charges (note 2)	(1,900)	(393)	(12,160)	(9,346)	(402)	(345)
Annual contract charges (note 2)	(74,378)	(72,730)	(171,783)	(167,395)	(60,388)	(58,265)
Annuity and death benefit payments	(60,318)	(77,616)	(140,228)	(322,206)	(36,418)	(43,593)

Net equity transactions	(436,993)	(194,752)	(1,388,557)	(485,319)	(209,095)	(345,025)

Net change in contract owners’ equity	(901,858)	361,724	(2,579,579)	1,165,329	(731,143)	410,256
Contract owners’ equity:
Beginning of period	6,562,644	6,200,920	14,805,615	13,640,286	5,330,869	4,920,613

End of period	$5,660,786	$6,562,644	$12,226,036	$14,805,615	$4,599,726	$5,330,869

Change in units:
Beginning units	539,469	556,145	1,167,432	1,207,352	424,039	453,927

Units purchased	15,884	31,161	30,027	61,946	15,907	9,091
Units redeemed	(53,210)	(47,837)	(143,989)	(101,866)	(33,364)	(38,979)

Ending units	502,143	539,469	1,053,470	1,167,432	406,582	424,039

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2018 and 2017

	Northern Lights Variable Trust - Class 3
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2018	2017	2018	2017	2018	2017
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,338	$759	$2,681	$2,160	$617	$611
Reinvested capital gains	31,562	564	43,583	0	22,576	0
Realized gain (loss)	581	1,133	1,664	1,992	1,045	1,446
Unrealized gain (loss)	(77,116)	28,082	(127,225)	70,515	(66,734)	35,426

Net increase (decrease) in contract owners’ equity from operations	(42,635)	30,538	(79,297)	74,667	(42,496)	37,483

Equity transactions:
Contract purchase payments (note 1)	211,120	60,360	1,120	322,316	62,425	93,822
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	6,987	8,668	5,308	977	11,922	20,798
Transfers (to) and from fixed dollar contract	0	13,557	0	10,371	5,267	8,449
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(3,506)	(2,630)	(8,960)	(5,276)	(3,549)	(2,141)
Annuity and death benefit payments	(6,460)	(5,901)	(5,834)	(5,314)	(7,630)	(4,294)

Net equity transactions	208,141	74,054	(8,366)	323,074	68,435	116,634

Net change in contract owners’ equity	165,506	104,592	(87,663)	397,741	25,939	154,117
Contract owners’ equity:
Beginning of period	397,526	292,934	927,942	530,201	357,801	203,684

End of period	$563,032	$397,526	$840,279	$927,942	$383,740	$357,801

Change in units:
Beginning units	35,319	28,411	80,297	51,550	30,240	19,961

Units purchased	20,429	7,700	1,066	30,132	6,922	11,444
Units redeemed	(1,721)	(792)	(1,850)	(1,385)	(1,098)	(1,165)

Ending units	54,027	35,319	79,513	80,297	36,064	30,240

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2018

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

Effective March 16, 2018, NSLA no longer actively markets nor issues new individual variable annuities, which presently represent the bulk of the Company’s in-force contracts and policies. The Company will continue to service the in-force contracts and policies regardless of the absence of new sales.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: ON Equity, ON Bond, ON Omni, ON International Equity, ON Capital Appreciation, ON Foreign, Janus Henderson Forty, Janus Henderson Venture, Janus Henderson Enterprise, ON S&P 500® Index, ON Federated Strategic Value Dividend, ON Federated High Income Bond, ON ClearBridge Small Cap, ON Nasdaq-100® Index, ON Bristol, ON Bryton Growth, ON ICON Balanced, ON S&P MidCap 400® Index, ON Bristol Growth, ON Risk Managed Balanced, ON Conservative Model, ON Moderately Conservative Model, ON Balanced Model, ON Moderate Growth Model, and ON Growth Model.

Fidelity® Variable Insurance Products Fund - Service Class: VIP Government Money Market

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus Henderson Research, Janus Henderson Global Research, Janus Henderson Balanced, Janus Henderson Overseas, Janus Henderson U.S. Low Volatility, and Janus Henderson Flexible Bond

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

Wells Fargo Variable Trust: Opportunity

Morgan Stanley Variable Insurance Fund, Inc. - Class II: VIF Core Plus Fixed Income, VIF U.S. Real Estate, and VIF Growth

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Equity Select, International Equity, and Global Dynamic Multi-Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AB Variable Products Series Fund, Inc. - Class B: VPS Growth & Income, VPS Small Cap Growth, VPS Dynamic Asset Allocation, and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond Opportunities, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II and Invesco V.I. Balanced-Risk Allocation Series II

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income VIP, Franklin Flex Cap Growth VIP, and Templeton Foreign VIP

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income VIP, Franklin Flex Cap Growth VIP, Templeton Foreign VIP, and Franklin Founding Funds Allocation VIP

Federated Insurance Series: Kaufmann Fund II Service Shares, Managed Volatility Fund II Primary Shares, and Managed Volatility Fund II Service Shares

Ivy Variable Insurance Portfolios: VIP Asset Strategy, VIP Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded net advisory fees of approximately $51.4 million and $45.8 million from Ohio National Fund, Inc. for the periods ended December 31, 2018 and 2017, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2018.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded and reinvested in the subaccounts on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Securities and Exchange Commission Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rules on Investment Company Reporting Modernization. The Final Rules, which introduce two new regulatory reporting requirements for investment companies – Form N-Port and Form N-CEN. The Account, as a Unit Investment Trust, has no N-Port filing requirement, but will file its first annual N-CEN in March 2019. That filing has no effect on the Account’s assets, contract owner’s equity, or results of operations.

G.	Recently Issued Accounting Standards

In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU 2018-13 “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement“, which modifies the disclosure requirements on fair value measurements included in Topic 820, Fair Value Measurement. This ASU is effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. Management is currently evaluating the impact of the ASU on the Account’s financial statements.

H.	Subsequent Events

The Account has evaluated for possible subsequent events through April 1, 2019 which is the date these financial statements were issued, and there are no other subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on Contract Owner’s Equity at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	Nscore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30
Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes

In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	NA	NA	1.00% to 2.00%
Joint GLWB Preferred I.S.	NA	NA	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 1.30%	0.45% to 0.90%	0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)
Premium Protection or Joint Premium Protection death benefit:	NA	0.95% to 1.15%	NA
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	NA
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	NA
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.20% to 0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 0.90%	0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium
Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	1.00% to 2.00%
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA, which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective August 17, 2018, the Managed Tail Risk Fund II of the Federated Insurance Series—Service Shares was merged into the Managed Volatility Fund II of the Federated Insurance Series—Service Shares and the Managed Tail Risk Fund II of the Federated Insurance Series—Primary Shares was merged into the Managed Volatility Fund II of the Federated Insurance Series—Primary Shares.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The only type of investments used by the subaccounts is open-end 1940 Act mutual funds. These funds are valued using Net Asset Values (NAVs), which are deemed to approximate fair value. As such, all funds are classified as Level 1 investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2018.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
ON Equity Subaccount	$734,091	$1,183,401
ON Bond Subaccount	94,081	199,351
ON Omni Subaccount	8,482	20,402
ON International Equity Subaccount	270,618	315,625
ON Capital Appreciation Subaccount	185,372	455,483
ON Foreign Subaccount	11,635	11,292
ON Janus Henderson Forty Subaccount	21,502	139,935
ON Janus Henderson Venture Subaccount	273,165	619,702
ON Janus Henderson Enterprise Subaccount	1,405	79,712
ON S&P 500® Index Subaccount	874,055	2,071,792
ON Federated Strategic Value Dividend Subaccount	579,203	1,519,661
ON Federated High Income Bond Subaccount	297,089	1,033,837
ON ClearBridge Small Cap Subaccount	377,395	781,687
ON Nasdaq-100® Index Subaccount	288,877	300,147
ON Bristol Subaccount	485,807	777,004
ON Bryton Growth Subaccount	210,911	590,706
ON ICON Balanced Subaccount	1,113,100	5,260,950
ON S&P MidCap 400® Index Subaccount	116,959	178,559
ON Bristol Growth Subaccount	250,729	497,184
ON Risk Managed Balanced Subaccount	311,933	1,213,362
ON Balanced Model Subaccount	44,332	203,360
ON Moderate Growth Model Subaccount	633,841	430,988
ON Growth Model Subaccount	153,794	15,326
Fidelity® Variable Insurance Products Fund - Service Class:
VIP Government Money Market Subaccount	2,333,373	2,754,664
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	1,275,562	1,124,897
VIP Contrafund® Subaccount	730,079	1,001,686
VIP Growth Subaccount	142,715	59,306
VIP Equity-Income Subaccount	157,816	334,102
VIP Real Estate Subaccount	494,786	599,529
VIP Target Volatility Subaccount	1,185,677	854,850
Janus Aspen Series - Service Shares:
Janus Henderson Research Subaccount	46,141	114,206
Janus Henderson Global Research Subaccount	3,193	8,592
Janus Henderson Balanced Subaccount	2,066,167	231,838
Janus Henderson Overseas Subaccount	311,116	452,931
Janus Henderson U.S. Low Volatility Subaccount	2,529,627	3,684,761
Janus Henderson Flexible Bond Subaccount	50,995	43,343
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	80,332	41,868
ClearBridge Variable Large Cap Value Subaccount	87,687	112,632
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	1,763,131	6,314,055
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	1,215,657	2,170,955
Wells Fargo Variable Trust:
Opportunity Subaccount	2,058	420
Morgan Stanley Variable Insurance Fund, Inc. - Class II:
VIF Core Plus Fixed Income Subaccount	105,368	102,736
VIF U.S. Real Estate Subaccount	159,072	209,167
VIF Growth Subaccount	341,414	68,185
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	350,431	418,259
U.S. Equity Insights Subaccount	114,266	90,897
Strategic Growth Subaccount	198,374	110,576
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	697,436	958,095
U.S. Equity Insights Subaccount	144,663	58,106
Strategic Growth Subaccount	453,568	83,625
Global Trends Allocation Subaccount	509,207	1,043,336

Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	1,407,407	1,061,836
U.S. Small-Mid Cap Equity Subaccount	124,960	65,355
U.S. Equity Select Subaccount	22,314	1,951
International Equity Subaccount	1,936,525	1,786,947
Global Dynamic Multi-Asset Subaccount	2,175,143	1,239,153
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	32,967	99,618
Jennison Subaccount	25,580	28,714
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	191,959	81,047
Mid Cap Value Subaccount	250,041	307,982
AB Variable Products Series Fund, Inc. - Class B
VPS Growth & Income Subaccount	209,733	18,208
VPS Small Cap Growth Subaccount	50,644	674
VPS Dynamic Asset Allocation Subaccount	600,706	872,095
VPS Global Risk Allocation-Moderate Subaccount	810,692	223,709
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	113,574	95,219
Mid Cap Growth Subaccount	123,625	77,539
Total Return Subaccount	421,776	127,533
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	35,036	29,270
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	867,576	1,908,557
Total Return Subaccount	1,466,156	2,719,493
Global Bond Opportunities Subaccount	144,660	105,558
CommodityRealReturn® Strategy Subaccount	159,727	300,507
Global Diversified Allocation Subaccount	2,719,569	2,566,149
Short-Term Subaccount	252,519	171,275
Low Duration Subaccount	391,453	611,512
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	87,736	348,833
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	182,973	802,150
Micro-Cap Subaccount	118,449	199,540
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	254,653	152,835
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	1,685,641	1,732,782
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	87,657	135,905
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income VIP Subaccount	61,429	170,063
Franklin Flex Cap Growth VIP Subaccount	24,406	51,720
Templeton Foreign VIP Subaccount	253,120	322,095
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	432,912	799,763
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income VIP Subaccount	119,435	176,936
Franklin Flex Cap Growth VIP Subaccount	318,598	337,047
Templeton Foreign VIP Subaccount	1,141,339	1,058,993
Franklin Founding Funds Allocation VIP Subaccount	86,764	52,980
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	175,747	146,355
Managed Volatility Fund II Primary Shares Subaccount	1,123,435	1,598,610
Managed Volatility Fund II Service Shares Subaccount	3,012,726	101,129
Managed Tail Risk Fund II Service Shares Subaccount	160,703	3,243,553
Managed Tail Risk Fund II Primary Shares Subaccount	9,808	229,384
Ivy Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	246,318	370,914
VIP Natural Resources Subaccount	7,738	24,596
VIP Science and Technology Subaccount	200,838	64,379
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	622,566	716,448
TOPS® Managed Risk Moderate Growth ETF Subaccount	1,264,665	1,963,718
TOPS® Managed Risk Growth ETF Subaccount	546,948	478,450
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	268,076	26,035
TOPS® Managed Risk Moderate Growth ETF Subaccount	70,141	32,243
TOPS® Managed Risk Growth ETF Subaccount	109,617	17,989

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owners’ Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:	ON Equity Subaccount	2018	480,753	$14.01 to $19.48	$6,708,227	0.90% to 1.75%	-15.31% to -14.60%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2017	497,721	$16.40 to $23.00	$8,177,658	0.90% to 1.75%	12.69% to 13.64%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2016	588,032	$14.43 to $20.41	$8,597,355	0.90% to 1.75%	10.77% to 11.71%	0.00%
Ohio National Fund, Inc.:	ON Equity Subaccount	2015	614,388	$12.92 to $18.43	$8,090,542	0.90% to 1.75%	-5.35% to -4.55%	0.66%
Ohio National Fund, Inc.:	ON Equity Subaccount	2014	507,761	$13.54 to $19.47	$6,948,811	0.90% to 1.75%	12.11% to 13.05%	0.71%
Ohio National Fund, Inc.:	Money Market Subaccount	2015	184,575	$9.11 to $12.17	$2,066,865	0.90% to 1.70%	-1.67% to -0.89%	0.00%
Ohio National Fund, Inc.:	Money Market Subaccount	2014	139,394	$9.27 to $12.28	$1,561,110	0.90% to 1.70%	-1.12%(a) to -0.89%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2018	67,163	$11.41 to $20.34	$1,201,927	0.90% to 1.70%	-4.70% to -3.94%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2017	72,022	$11.98 to $21.18	$1,349,589	0.90% to 1.70%	4.40% to 5.22%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2016	66,166	$11.47 to $20.13	$1,167,116	0.90% to 1.70%	6.09% to 6.93%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2015	73,991	$10.81 to $18.82	$1,217,875	0.90% to 1.70%	-3.68% to -2.92%	0.00%
Ohio National Fund, Inc.:	ON Bond Subaccount	2014	80,259	$11.23 to $19.39	$1,378,175	0.90% to 1.70%	1.21%(a) to 4.94%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2018	8,054	$16.99 to $18.61	$131,504	0.90% to 1.65%	-15.97% to -15.34%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2017	8,596	$20.07 to $22.15	$164,791	0.90% to 1.65%	19.10% to 19.98%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2016	8,284	$15.25 to $16.73	$131,203	0.90% to 1.40%	8.71% to 9.25%	0.00%
Ohio National Fund, Inc.:	ON Omni Subaccount	2015	8,685	$14.03 to $15.31	$126,301	0.90% to 1.40%	0.74% to 1.24%	0.89%
Ohio National Fund, Inc.:	ON Omni Subaccount	2014	10,080	$13.93 to $15.13	$144,719	0.90% to 1.40%	10.57% to 11.12%	0.85%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2018	223,004	$10.73 to $11.38	$2,298,565	0.90% to 1.55%	-14.66% to -14.11%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2017	223,965	$12.02 to $13.25	$2,700,054	0.90% to 1.40%	25.08% to 25.70%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2016	285,256	$10.07 to $10.54	$2,748,750	0.90% to 1.55%	-6.33% to -5.73%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2015	320,693	$10.75 to $11.18	$3,295,330	0.90% to 1.55%	-1.92% to -1.29%	0.00%
Ohio National Fund, Inc.:	ON International Equity Subaccount	2014	351,785	$10.96 to $11.33	$3,678,945	0.90% to 1.55%	-10.83% to -10.26%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2018	72,941	$20.05 to $36.82	$2,351,044	0.90% to 1.75%	-15.08% to -14.36%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2017	78,609	$23.61 to $42.99	$2,964,998	0.90% to 1.75%	13.82% to 14.78%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2016	94,368	$20.74 to $37.46	$3,129,188	0.90% to 1.75%	12.69% to 13.64%	0.00%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2015	299,998	$18.41 to $32.96	$8,030,073	0.90% to 1.75%	-3.74% to -2.93%	0.79%
Ohio National Fund, Inc.:	ON Capital Appreciation Subaccount	2014	268,410	$19.12 to $33.96	$7,447,797	0.90% to 1.75%	6.68% to 7.57%	0.57%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2018	17,122	$17.77 to $19.55	$308,255	0.90% to 1.40%	-16.80% to -16.38%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2017	16,872	$21.35 to $23.38	$364,555	0.90% to 1.40%	18.19% to 18.78%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2016	17,759	$18.07 to $19.68	$324,600	0.90% to 1.40%	-8.82% to -8.36%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2015	24,708	$15.76 to $21.48	$485,091	0.90% to 1.65%	7.68% to 8.48%	0.00%
Ohio National Fund, Inc.:	ON Foreign Subaccount	2014	11,016	$13.19 to $19.80	$202,705	0.90% to 1.55%	-10.18% to -9.61%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2018	32,657	$16.06 to $26.87	$552,176	0.90% to 1.70%	3.45% to 4.27%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2017	39,226	$15.40 to $25.98	$629,133	0.90% to 1.70%	25.55% to 26.54%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2016	42,046	$12.17 to $20.69	$542,244	0.90% to 1.70%	1.72% to 2.52%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2015	52,993	$11.87 to $20.34	$636,822	0.90% to 1.70%	8.30% to 9.16%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Forty Subaccount	2014	51,750	$10.87 to $18.78	$543,847	0.90% to 1.70%	8.62% to 13.27%(b)	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2018	153,193	$17.29 to $26.78	$2,781,897	0.90% to 1.75%	-7.99% to -7.21%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2017	166,535	$18.63 to $29.11	$3,270,049	0.90% to 1.75%	21.85% to 22.87%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2016	188,802	$15.16 to $23.89	$3,058,688	0.90% to 1.75%	4.57% to 5.45%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2015	309,806	$14.38 to $22.84	$4,781,358	0.90% to 1.75%	-1.92% to -1.09%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Venture Subaccount	2014	156,483	$14.54 to $23.29	$2,466,045	0.90% to 1.75%	8.74% to 9.65%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2018	13,039	$26.58 to $29.44	$348,315	0.90% to 1.40%	-4.56% to -4.08%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2017	15,495	$23.08 to $30.69	$432,779	0.90% to 1.55%	25.17% to 25.97%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2016	21,431	$18.44 to $24.36	$470,302	0.90% to 1.55%	0.02% to 0.67%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2015	26,905	$18.44 to $24.20	$591,075	0.90% to 1.55%	-6.50% to -5.90%	0.00%
Ohio National Fund, Inc.:	ON Janus Henderson Enterprise Subaccount	2014	25,319	$19.72 to $25.72	$593,384	0.90% to 1.55%	9.81% to 10.51%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2018	399,786	$23.87 to $26.06	$9,680,258	0.90% to 1.75%	-6.42% to -5.63%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2017	438,675	$25.51 to $27.62	$11,297,122	0.90% to 1.75%	19.30% to 20.30%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2016	446,255	$21.39 to $22.96	$9,580,370	0.90% to 1.75%	9.54% to 10.46%	0.00%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2015	144,940	$19.58 to $20.78	$2,798,044	0.90% to 1.70%	-0.78% to 0.01%	1.45%
Ohio National Fund, Inc.:	ON S&P 500® Index Subaccount	2014	111,826	$18.87 to $20.78	$2,186,981	0.90% to 1.55%	11.39% to 12.10%	1.44%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2018	365,546	$19.60 to $20.58	$6,896,677	0.90% to 1.75%	-10.03% to -9.27%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2017	408,177	$21.60 to $22.88	$8,525,648	0.90% to 1.75%	12.65% to 13.60%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2016	447,094	$19.01 to $20.31	$8,289,288	0.90% to 1.75%	8.97% to 9.89%	0.00%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2015	417,490	$17.30 to $18.64	$7,086,832	0.90% to 1.75%	2.47% to 3.33%	3.26%
Ohio National Fund, Inc.:	ON Federated Strategic Value Dividend Subaccount	2014	387,519	$16.74 to $18.19	$6,388,866	0.90% to 1.75%	10.48% to 11.41%	4.65%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2018	233,843	$14.36 to $26.31	$4,903,490	0.90% to 1.75%	-4.93% to -4.12%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2017	265,018	$15.11 to $27.44	$5,814,728	0.90% to 1.75%	5.13% to 6.01%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2016	284,581	$14.37 to $25.89	$5,904,960	0.90% to 1.75%	12.45% to 13.39%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2015	290,045	$12.78 to $22.83	$5,300,044	0.90% to 1.75%	-4.73% to -3.93%	0.00%
Ohio National Fund, Inc.:	ON Federated High Income Bond Subaccount	2014	226,692	$13.42 to $23.76	$4,347,851	0.90% to 1.75%	1.00% to 1.85%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2018	82,334	$21.95 to $49.02	$3,050,043	0.90% to 1.75%	-10.78% to -10.02%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2017	88,933	$24.61 to $54.48	$3,705,835	0.90% to 1.75%	10.28% to 11.21%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2016	106,848	$22.31 to $48.99	$3,953,938	0.90% to 1.75%	25.82% to 26.88%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2015	68,332	$17.73 to $38.61	$2,023,098	0.90% to 1.75%	-4.14% to -3.33%	0.00%
Ohio National Fund, Inc.:	ON ClearBridge Small Cap Subaccount	2014	22,645	$18.58 to $39.94	$730,831	0.90% to 1.65%	0.78% to 1.53%	0.00%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2018	198,258	$14.56 to $32.85	$2,830,964	0.90% to 1.70%	-2.09% to -1.31%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2017	198,288	$14.75 to $33.55	$2,853,441	0.90% to 1.70%	30.20% to 31.23%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2016	187,868	$11.24 to $25.77	$2,064,650	0.90% to 1.70%	4.91% to 5.74%	0.00%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2015	187,875	$10.63 to $24.56	$1,916,193	0.90% to 1.70%	7.32% to 8.17%	0.64%
Ohio National Fund, Inc.:	ON Nasdaq-100® Index Subaccount	2014	179,385	$9.83 to $22.89	$1,729,550	0.90% to 1.70%	17.18%(a) to 17.71%	1.08%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2018	143,268	$21.31 to $25.49	$3,289,972	0.90% to 1.75%	-19.39% to -18.70%	0.00%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2017	148,691	$26.44 to $31.36	$4,228,740	0.90% to 1.75%	23.66% to 24.69%	0.00%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2016	179,819	$21.38 to $25.15	$4,119,403	0.90% to 1.75%	9.85% to 10.78%	0.00%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2015	243,624	$19.46 to $22.70	$5,068,490	0.90% to 1.75%	2.29% to 3.15%	0.56%
Ohio National Fund, Inc.:	ON Bristol Subaccount	2014	224,485	$19.03 to $22.01	$4,541,209	0.90% to 1.75%	11.92% to 12.87%	0.38%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2018	87,999	$19.65 to $20.48	$1,688,235	0.90% to 1.75%	-6.82% to -6.03%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2017	102,341	$21.09 to $21.79	$2,098,719	0.90% to 1.75%	19.49% to 20.49%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2016	122,064	$17.65 to $18.09	$2,087,956	0.90% to 1.75%	2.74% to 3.61%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2015	228,732	$17.18 to $17.46	$3,814,760	0.90% to 1.75%	-5.90% to -5.10%	0.00%
Ohio National Fund, Inc.:	ON Bryton Growth Subaccount	2014	205,269	$18.25 to $18.40	$3,617,849	0.90% to 1.75%	4.35% to 5.22%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2018	1,124,592	$14.39 to $19.15	$18,243,011	0.90% to 1.75%	-12.12% to -11.38%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2017	1,318,694	$16.37 to $21.60	$24,422,294	0.90% to 1.75%	9.02% to 9.94%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2016	1,380,439	$15.01 to $19.65	$23,432,300	0.90% to 1.75%	2.78% to 3.65%	0.00%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2015	875,760	$14.61 to $18.96	$14,142,412	0.90% to 1.75%	-0.28% to 0.56%	0.95%
Ohio National Fund, Inc.:	ON ICON Balanced Subaccount	2014	1,086,539	$14.65 to $18.85	$17,604,892	0.90% to 1.75%	4.17% to 5.05%	1.36%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2018	71,871	$15.38 to $18.83	$1,042,256	0.90% to 1.55%	-12.81% to -12.25%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2017	74,760	$16.51 to $17.53	$1,236,304	0.90% to 1.40%	13.89% to 14.45%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2016	78,123	$14.49 to $15.32	$1,134,193	0.90% to 1.40%	7.97% to 8.51%	0.00%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2015	88,142	$13.42 to $14.11	$1,186,952	0.90% to 1.40%	-4.58% to -4.11%	1.45%
Ohio National Fund, Inc.:	ON S&P MidCap 400® Index Subaccount	2014	93,418	$14.07 to $14.72	$1,317,995	0.90% to 1.40%	5.96% to 6.48%	1.56%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2018	102,766	$18.94 to $22.45	$1,985,139	0.90% to 1.75%	-16.36% to -15.65%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2017	110,203	$22.45 to $26.84	$2,538,036	0.90% to 1.75%	27.48% to 28.55%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2016	129,847	$17.46 to $21.05	$2,346,619	0.90% to 1.75%	5.89% to 6.78%	0.00%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2015	144,944	$16.36 to $19.88	$2,451,929	0.90% to 1.75%	3.90% to 4.78%	0.41%
Ohio National Fund, Inc.:	ON Bristol Growth Subaccount	2014	154,577	$15.61 to $19.13	$2,510,147	0.90% to 1.75%	10.09% to 11.02%	0.30%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2018	526,916	$11.94 to $12.41	$6,390,606	0.90% to 1.75%	-2.49% to -1.66%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2017	591,171	$12.24 to $12.62	$7,323,401	0.90% to 1.75%	15.61% to 16.59%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2016	583,323	$10.59 to $10.83	$6,229,414	0.90% to 1.75%	1.97% to 2.83%	0.00%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2015	355,964	$10.39 to $10.53	$3,715,004	0.90% to 1.70%	-2.97% to -2.20%	0.47%
Ohio National Fund, Inc.:	ON Risk Managed Balanced Subaccount	2014	37,811	$10.71 to $10.77	$405,736	0.90% to 1.70%	7.09%(a) to 7.65%(b)	0.00%
Ohio National Fund, Inc.:	ON Balanced Model Subaccount	2018	115,971	$9.67 to $9.81	$1,134,404	0.90% to 1.70%	-9.32% to -8.60%	0.00%
Ohio National Fund, Inc.:	ON Balanced Model Subaccount	2017	129,601	$10.66 to $10.73	$1,388,671	0.90% to 1.70%	6.61%(a) to 7.30%(b)	0.00%
Ohio National Fund, Inc.:	ON Moderate Growth Model Subaccount	2018	170,771	$9.64 to $9.77	$1,653,511	0.90% to 1.65%	-11.60% to -10.94%	0.00%
Ohio National Fund, Inc.:	ON Moderate Growth Model Subaccount	2017	152,194	$10.90 to $10.92	$1,661,689	1.40% to 1.65%	9.02%(a) to 9.24%(b)	0.00%
Ohio National Fund, Inc.:	ON Growth Model Subaccount	2018	23,655	$9.62	$227,582	1.35%	-12.76%	0.00%
Ohio National Fund, Inc.:	ON Growth Model Subaccount	2017	10,893	$11.03	$120,116	1.35%	10.27%(c)	0.00%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2018	167,751	$8.86 to $12.12	$1,866,101	0.90% to 1.70%	-0.16% to 0.64%	1.58%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2017	204,267	$8.87 to $12.04	$2,287,158	0.90% to 1.70%	-1.10% to -0.32%	0.56%
Fidelity® Variable Insurance Products Fund - Service Class:	VIP Government Money Market Subaccount	2016	264,572	$8.97 to $12.08	$3,007,264	0.90% to 1.70%	-1.31%(a) to -0.65%(b)	0.12%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2018	215,133	$18.06 to $39.34	$6,533,632	0.90% to 1.75%	-16.25% to -15.54%	0.40%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2017	225,606	$21.56 to $46.57	$8,166,453	0.90% to 1.75%	18.47% to 19.46%	0.49%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2016	251,084	$18.20 to $38.98	$7,591,696	0.90% to 1.75%	10.00% to 10.92%	0.29%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2015	299,383	$16.54 to $35.14	$8,150,541	0.90% to 1.75%	-3.32% to -2.51%	0.27%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Mid Cap Subaccount	2014	294,850	$17.11 to $36.05	$8,408,509	0.90% to 1.75%	4.21% to 5.09%	0.02%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2018	222,173	$21.83 to $25.81	$5,238,364	0.90% to 1.70%	-8.21% to -7.48%	0.44%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2017	250,479	$23.78 to $27.90	$6,436,482	0.90% to 1.70%	19.56% to 20.51%	0.78%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2016	260,310	$19.89 to $23.15	$5,562,164	0.90% to 1.70%	5.93% to 6.77%	0.62%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2015	283,766	$18.77 to $21.68	$5,713,703	0.90% to 1.70%	-1.26% to -0.48%	0.78%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Contrafund® Subaccount	2014	325,464	$19.01 to $21.79	$6,614,703	0.90% to 1.70%	8.73%(a) to 10.66%	0.74%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2018	23,365	$16.73 to $28.04	$451,089	0.90% to 1.65%	-2.06% to -1.33%	0.04%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2017	22,413	$16.96 to $28.63	$440,123	0.90% to 1.65%	32.63% to 33.62%	0.07%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2016	17,957	$12.69 to $21.10	$250,355	0.90% to 1.55%	-0.99% to -0.35%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2015	25,211	$12.74 to $21.31	$356,363	0.90% to 1.55%	5.27% to 5.95%	0.04%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Growth Subaccount	2014	16,556	$12.02 to $20.24	$214,727	0.90% to 1.55%	9.32% to 10.02%	0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2018	51,999	$18.79 to $21.85	$1,068,499	0.90% to 1.55%	-9.94% to -9.36%	1.98%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2017	62,881	$20.86 to $24.10	$1,428,208	0.90% to 1.55%	10.94% to 11.65%	1.52%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2016	66,251	$20.22 to $21.59	$1,355,043	0.90% to 1.40%	16.08% to 16.66%	2.28%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2015	72,738	$17.42 to $18.51	$1,286,250	0.90% to 1.40%	-5.56% to -5.09%	2.85%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Equity-Income Subaccount	2014	81,131	$18.45 to $19.50	$1,514,240	0.90% to 1.40%	6.98% to 7.51%	2.64%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2018	133,750	$15.44 to $18.69	$2,160,119	0.90% to 1.75%	-8.07% to -7.29%	2.51%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2017	149,322	$16.65 to $20.33	$2,609,751	0.90% to 1.75%	1.99% to 2.85%	1.58%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2016	154,133	$16.19 to $19.93	$2,630,995	0.90% to 1.75%	3.65% to 4.52%	1.27%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2015	180,713	$15.49 to $19.23	$2,945,540	0.90% to 1.75%	1.71% to 2.57%	1.67%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Real Estate Subaccount	2014	193,013	$15.10 to $18.91	$3,085,800	0.90% to 1.75%	27.57% to 28.64%	1.60%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2018	603,838	$12.42 to $13.05	$7,666,830	0.90% to 1.75%	-7.62% to -6.84%	1.55%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2017	600,057	$13.45 to $14.01	$8,212,470	0.90% to 1.75%	14.30% to 15.26%	1.15%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2016	599,772	$11.77 to $12.15	$7,151,687	0.90% to 1.75%	3.25% to 4.12%	1.09%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2015	639,041	$11.39 to $11.67	$7,352,116	0.90% to 1.75%	-3.04% to -2.22%	1.21%
Fidelity® Variable Insurance Products Fund - Service Class 2:	VIP Target Volatility Subaccount	2014	441,987	$11.75 to $11.94	$5,223,915	0.90% to 1.75%	3.93% to 4.80%	1.24%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2018	56,757	$13.78 to $21.88	$725,302	0.90% to 1.55%	-4.33% to -3.71%	0.35%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2017	63,966	$14.31 to $22.87	$855,357	0.90% to 1.55%	25.61% to 26.42%	0.26%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2016	56,593	$11.32 to $18.21	$595,757	0.90% to 1.55%	-1.26% to -0.62%	0.38%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2015	58,527	$11.39 to $18.44	$622,774	0.90% to 1.55%	3.47% to 4.14%	0.45%
Janus Aspen Series - Service Shares:	Janus Henderson Research Subaccount	2014	60,732	$10.94 to $17.82	$625,241	0.90% to 1.55%	11.01% to 11.73%	0.22%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2018	12,034	$17.43 to $17.88	$117,427	1.35% to 1.65%	-8.60% to -8.33%	0.97%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2017	12,502	$19.07 to $19.50	$132,803	1.35% to 1.65%	24.63% to 25.00%	0.68%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2016	13,121	$15.30 to $15.60	$111,551	1.35% to 1.65%	0.16% to 0.46%	0.94%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2015	13,970	$7.92 to $8.56	$115,548	0.90% to 1.40%	-3.88% to -3.40%	0.54%
Janus Aspen Series - Service Shares:	Janus Henderson Global Research Subaccount	2014	11,415	$8.24 to $8.86	$99,085	0.90% to 1.40%	5.70% to 6.23%	0.97%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2018	187,611	$17.87 to $25.10	$3,687,149	0.90% to 1.70%	-1.26% to -0.47%	1.73%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2017	99,434	$18.10 to $25.22	$2,023,314	0.90% to 1.70%	16.17% to 17.08%	1.39%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2016	73,792	$15.58 to $21.54	$1,405,174	0.90% to 1.70%	2.58% to 3.39%	1.93%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2015	77,999	$15.19 to $20.83	$1,444,010	0.90% to 1.70%	-1.27% to -0.49%	1.44%
Janus Aspen Series - Service Shares:	Janus Henderson Balanced Subaccount	2014	53,227	$15.42 to $20.93	$1,004,684	0.90% to 1.65%	6.48% to 7.27%	1.53%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2018	256,257	$8.03 to $11.75	$2,753,841	0.90% to 1.65%	-16.52% to -15.90%	1.64%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2017	267,620	$9.62 to $13.97	$3,424,874	0.90% to 1.65%	28.69% to 29.64%	1.58%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2016	313,043	$7.47 to $10.78	$3,092,701	0.90% to 1.65%	-8.22% to -7.54%	4.64%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2015	341,078	$8.14 to $11.65	$3,619,266	0.90% to 1.65%	-10.29% to -9.62%	0.52%
Janus Aspen Series - Service Shares:	Janus Henderson Overseas Subaccount	2014	342,448	$9.08 to $12.89	$4,050,356	0.90% to 1.65%	-13.53% to -12.89%	2.95%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2018	1,390,021	$16.46 to $17.35	$23,355,546	0.90% to 1.75%	-6.23% to -5.44%	1.71%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2017	1,483,370	$17.55 to $18.34	$26,486,938	0.90% to 1.75%	13.47% to 14.42%	1.38%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2016	1,438,483	$15.47 to $16.03	$22,560,327	0.90% to 1.75%	7.82% to 8.73%	1.52%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2015	1,239,972	$14.35 to $14.74	$17,974,397	0.90% to 1.75%	2.30% to 3.16%	1.64%
Janus Aspen Series - Service Shares:	Janus Henderson U.S. Low Volatility Subaccount	2014	919,633	$14.03 to $14.29	$12,984,529	0.90% to 1.75%	15.68% to 16.65%	0.90%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2018	33,121	$9.86 to $10.10	$328,325	0.90% to 1.70%	-2.95% to -2.17%	2.69%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2017	32,766	$10.19 to $10.33	$334,187	0.90% to 1.55%	1.78% to 2.43%	2.54%
Janus Aspen Series - Service Shares:	Janus Henderson Flexible Bond Subaccount	2016	31,902	$10.01	$319,345	1.55%	0.66%	2.75%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2018	26,442	$22.44 to $25.49	$648,759	0.90% to 1.55%	-6.32% to -5.71%	1.57%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2017	26,762	$23.96 to $27.04	$697,343	0.90% to 1.55%	17.36% to 18.11%	1.60%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2016	21,109	$20.87 to $22.89	$464,638	0.90% to 1.40%	13.40% to 13.96%	1.66%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2015	21,429	$18.40 to $20.09	$416,580	0.90% to 1.40%	-5.62% to -5.16%	1.96%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Dividend Strategy Subaccount	2014	18,238	$19.50 to $21.18	$375,338	0.90% to 1.40%	12.04% to 12.60%	3.39%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2018	18,197	$21.45 to $28.09	$490,635	0.90% to 1.65%	-10.36% to -9.69%	1.55%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2017	20,459	$23.93 to $31.10	$604,608	0.90% to 1.65%	12.98% to 13.81%	1.44%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2016	19,778	$21.18 to $27.33	$511,782	0.90% to 1.65%	11.17% to 11.99%	1.60%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2015	19,359	$19.05 to $24.40	$448,705	0.90% to 1.65%	-4.44% to -3.73%	1.49%
Legg Mason Partners Variable Equity Trust - Class I:	ClearBridge Variable Large Cap Value Subaccount	2014	20,325	$19.94 to $25.35	$486,989	0.90% to 1.65%	9.90% to 10.71%	6.62%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2018	3,173,984	$12.25 to $12.99	$39,728,200	0.90% to 1.75%	-8.66% to -7.88%	1.72%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2017	3,523,981	$13.41 to $14.10	$48,119,155	0.90% to 1.75%	12.11% to 13.06%	1.50%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2016	3,708,395	$11.96 to $12.47	$45,032,186	0.90% to 1.75%	-1.92% to -1.09%	1.18%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2015	3,613,022	$12.19 to $12.61	$44,603,608	0.90% to 1.75%	-6.89% to -6.11%	1.04%
Legg Mason Partners Variable Equity Trust - Class I:	QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	2014	3,181,354	$13.10 to $13.43	$42,070,934	0.90% to 1.75%	4.85% to 5.74%	1.90%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2018	778,381	$10.15 to $10.42	$8,002,014	0.90% to 1.75%	-4.33% to -3.52%	3.42%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2017	889,788	$10.61 to $10.80	$9,522,715	0.90% to 1.75%	3.88% to 4.75%	3.90%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2016	926,068	$10.21 to $10.31	$9,502,665	0.90% to 1.75%	2.38% to 3.25%	6.80%
Legg Mason Partners Variable Income Trust - Class II:	Western Asset Core Plus VIT Subaccount	2015	34,405	$9.98	$343,291	1.40%	-0.22%(c)	12.07%
Wells Fargo Variable Trust:	Opportunity Subaccount	2018	599	$32.11	$19,239	1.40%	-8.44%	0.19%
Wells Fargo Variable Trust:	Opportunity Subaccount	2017	602	$35.07	$21,127	1.40%	18.78%	0.67%
Wells Fargo Variable Trust:	Opportunity Subaccount	2016	606	$29.53	$17,885	1.40%	10.68%	2.03%
Wells Fargo Variable Trust:	Opportunity Subaccount	2015	609	$26.68	$16,257	1.40%	-4.42%	0.13%
Wells Fargo Variable Trust:	Opportunity Subaccount	2014	613	$27.91	$17,103	1.40%	8.90%	0.06%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2018	38,060	$12.06 to $16.88	$550,486	0.90% to 1.65%	-2.53% to -1.80%	2.34%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2017	39,079	$12.37 to $17.19	$566,283	0.90% to 1.65%	4.18% to 4.95%	2.87%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2016	32,742	$11.88 to $16.38	$470,933	0.90% to 1.65%	4.14% to 4.92%	1.69%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2015	35,003	$11.40 to $15.61	$482,540	0.90% to 1.65%	-2.44% to -1.72%	3.17%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Core Plus Fixed Income Subaccount	2014	52,101	$11.69 to $15.88	$721,912	0.90% to 1.65%	5.82% to 6.61%	2.71%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2018	40,148	$17.29 to $34.57	$1,114,341	0.90% to 1.70%	-9.52% to -8.79%	2.46%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2017	40,785	$21.95 to $37.91	$1,287,763	0.90% to 1.55%	1.30% to 1.95%	1.30%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2016	41,755	$21.67 to $37.18	$1,309,269	0.90% to 1.55%	4.92% to 5.60%	1.07%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2015	48,787	$20.65 to $35.21	$1,452,023	0.90% to 1.55%	0.37% to 1.01%	1.14%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF U.S. Real Estate Subaccount	2014	57,163	$20.58 to $34.86	$1,778,352	0.90% to 1.55%	27.45% to 28.27%	1.23%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2018	33,210	$32.07 to $33.55	$1,091,134	0.90% to 1.55%	5.65% to 6.34%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2017	31,519	$30.36 to $31.55	$975,989	0.90% to 1.55%	40.65% to 41.55%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2016	29,490	$21.59 to $22.29	$646,936	0.90% to 1.55%	-3.42% to -2.80%	0.00%
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2015	28,149	$22.85 to $22.93	$639,849	0.90% to 1.65%	10.15% to 10.97%	0.00%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Morgan Stanley Variable Insurance Fund, Inc. - Class II:	VIF Growth Subaccount	2014	38,757	$20.27 to $20.67	$798,172	0.90% to 1.55%	4.47% to 5.14%	0.00%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2018	177,998	$15.92 to $17.63	$2,848,901	0.90% to 1.40%	-9.73% to -9.28%	1.25%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2017	191,610	$17.63 to $19.43	$3,399,186	0.90% to 1.40%	8.34% to 8.88%	1.66%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2016	207,540	$16.27 to $17.85	$3,398,443	0.90% to 1.40%	10.04% to 10.59%	1.97%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2015	256,936	$14.79 to $16.14	$3,831,753	0.90% to 1.40%	-5.73% to -5.27%	1.44%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Large Cap Value Subaccount	2014	264,837	$15.69 to $17.04	$4,179,824	0.90% to 1.40%	11.38% to 11.93%	1.27%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2018	24,160	$22.14	$534,915	1.40%	-7.50%	1.16%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2017	26,410	$23.94	$632,130	1.40%	22.36%	1.18%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2016	35,320	$19.56	$690,916	1.40%	9.20%	1.29%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2015	40,773	$17.91	$730,350	1.40%	-1.57%	1.33%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	U.S. Equity Insights Subaccount	2014	43,980	$18.20	$800,398	1.40%	14.76%	1.34%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2018	15,897	$24.33	$386,768	1.40%	-2.41%	0.44%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2017	19,701	$24.93	$491,170	1.40%	28.86%	0.53%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2016	17,740	$19.35	$343,215	1.40%	0.57%	0.62%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2015	17,427	$19.24	$335,224	1.40%	1.97%	0.36%
Goldman Sachs Variable Insurance Trust - Institutional Shares:	Strategic Growth Subaccount	2014	17,890	$18.86	$337,492	1.40%	12.07%	0.37%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2018	339,027	$13.76 to $18.10	$4,958,449	0.90% to 1.75%	-10.30% to -9.54%	0.99%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2017	370,819	$15.21 to $20.18	$6,040,233	0.90% to 1.75%	7.68% to 8.58%	1.38%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2016	423,100	$14.01 to $18.74	$6,363,457	0.90% to 1.75%	9.37% to 10.29%	1.45%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2015	649,956	$12.70 to $17.13	$8,860,208	0.90% to 1.75%	-6.23% to -5.44%	1.29%
Goldman Sachs Variable Insurance Trust - Service Shares:	Large Cap Value Subaccount	2014	578,672	$13.43 to $18.27	$8,375,132	0.90% to 1.75%	10.67% to 11.60%	0.97%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2018	13,536	$19.71 to $25.19	$291,992	0.90% to 1.70%	-7.93% to -7.20%	0.88%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2017	11,691	$21.24 to $27.36	$276,694	0.90% to 1.70%	21.74% to 22.70%	1.36%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2016	8,019	$22.48 to $22.99	$156,547	1.35% to 1.70%	8.62% to 9.00%	0.96%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2015	20,759	$20.69 to $21.09	$337,661	1.35% to 1.70%	-2.07% to -1.73%	1.22%
Goldman Sachs Variable Insurance Trust - Service Shares:	U.S. Equity Insights Subaccount	2014	14,235	$15.50 to $21.13	$229,340	1.40% to 1.70%	10.99%(a) to 14.58%	1.35%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2018	33,028	$19.68 to $20.75	$685,639	0.90% to 1.40%	-2.70% to -2.21%	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2017	31,492	$20.22 to $21.21	$672,594	0.90% to 1.40%	28.57% to 29.20%	0.29%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2016	24,616	$15.73 to $16.42	$411,029	0.90% to 1.40%	0.29% to 0.78%	0.40%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2015	25,119	$15.69 to $16.29	$416,658	0.90% to 1.40%	1.72% to 2.22%	0.12%
Goldman Sachs Variable Insurance Trust - Service Shares:	Strategic Growth Subaccount	2014	16,211	$15.42 to $15.94	$254,516	0.90% to 1.40%	11.81% to 12.37%	0.13%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2018	567,006	$11.53 to $12.19	$6,676,995	0.90% to 1.75%	-5.99% to -5.19%	0.63%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2017	614,447	$12.26 to $12.86	$7,667,714	0.90% to 1.75%	11.17% to 12.11%	0.31%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2016	620,889	$11.03 to $11.47	$6,949,917	0.90% to 1.75%	2.54% to 3.41%	0.25%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2015	775,276	$10.76 to $11.09	$8,436,546	0.90% to 1.75%	-7.44% to -6.66%	0.09%
Goldman Sachs Variable Insurance Trust - Service Shares:	Global Trends Allocation Subaccount	2014	623,264	$11.62 to $11.89	$7,302,687	0.90% to 1.75%	2.16% to 3.02%	0.04%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2018	298,838	$10.27 to $32.19	$6,146,043	0.90% to 1.75%	-19.97% to -19.29%	1.97%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2017	281,464	$12.83 to $39.88	$7,296,904	0.90% to 1.75%	25.63% to 26.69%	1.75%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2016	299,470	$10.21 to $31.48	$6,056,468	0.90% to 1.75%	18.70% to 19.70%	1.02%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2015	347,440	$8.60 to $26.30	$5,981,448	0.90% to 1.75%	-21.43% to -20.77%	1.18%
Lazard Retirement Series, Inc. - Service Shares:	Emerging Markets Equity Subaccount	2014	300,570	$10.95 to $33.19	$6,591,807	0.90% to 1.75%	-6.28% to -5.49%	1.64%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2018	23,852	$18.43 to $33.09	$712,668	0.90% to 1.65%	-14.66% to -14.02%	0.02%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2017	24,261	$21.59 to $38.48	$843,922	0.90% to 1.65%	12.10% to 12.93%	0.36%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2016	25,264	$19.26 to $34.07	$780,306	0.90% to 1.65%	13.90% to 14.75%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2015	30,435	$16.86 to $29.69	$812,917	0.90% to 1.70%	-4.02% to -3.25%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Small-Mid Cap Equity Subaccount	2014	16,474	$17.61 to $30.69	$451,442	0.90% to 1.65%	9.23% to 10.04%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2018	8,737	$20.56	$179,609	0.90%	-4.18%	0.75%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2017	8,746	$21.46	$187,638	0.90%	17.05%	1.63%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2016	8,754	$18.33	$160,463	0.90%	8.45%	0.11%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2015	8,763	$16.90	$148,118	0.90%	-6.28%	0.29%
Lazard Retirement Series, Inc. - Service Shares:	U.S. Equity Select Subaccount	2014	18,213	$18.04	$328,486	0.90%	13.69%	0.67%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2018	747,153	$13.97 to $15.06	$10,463,849	0.90% to 1.75%	-15.40% to -14.68%	1.56%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2017	777,502	$16.51 to $17.66	$12,825,537	0.90% to 1.75%	20.24% to 21.25%	2.47%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2016	873,477	$13.73 to $14.56	$11,929,221	0.90% to 1.75%	-5.93% to -5.14%	1.24%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2015	976,552	$14.60 to $15.35	$14,123,920	0.90% to 1.75%	0.00% to 0.84%	1.66%
Lazard Retirement Series, Inc. - Service Shares:	International Equity Subaccount	2014	877,588	$14.60 to $15.22	$12,621,997	0.90% to 1.75%	-5.85% to -5.06%	1.57%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2018	710,976	$13.39 to $14.16	$9,718,486	0.90% to 1.75%	-8.18% to -7.40%	1.32%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2017	690,059	$14.58 to $15.29	$10,242,025	0.90% to 1.75%	18.46% to 19.46%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2016	653,190	$12.31 to $12.80	$8,154,834	0.90% to 1.75%	1.53% to 2.38%	0.28%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2015	564,010	$12.12 to $12.50	$6,911,720	0.90% to 1.75%	-2.16% to -1.33%	0.00%
Lazard Retirement Series, Inc. - Service Shares:	Global Dynamic Multi-Asset Subaccount	2014	510,101	$12.39 to $12.67	$6,371,616	0.90% to 1.75%	0.93% to 1.78%	0.67%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2018	41,016	$20.48 to $28.03	$1,057,515	0.90% to 1.65%	-7.26% to -6.57%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2017	42,753	$22.08 to $30.00	$1,185,413	0.90% to 1.65%	27.65% to 28.59%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2016	53,989	$17.30 to $23.33	$1,165,166	0.90% to 1.65%	-0.41% to 0.33%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2015	56,005	$17.37 to $23.25	$1,206,176	0.90% to 1.65%	4.14% to 4.92%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison 20/20 Focus Subaccount	2014	87,869	$16.64 to $22.16	$1,737,210	0.90% to 1.70%	5.75% to 5.82%(b)	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2018	20,693	$19.04 to $26.09	$398,225	0.90% to 1.55%	-2.70% to -2.07%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2017	20,656	$19.44 to $26.82	$405,424	0.90% to 1.55%	34.06% to 34.92%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2016	22,603	$14.41 to $20.00	$338,957	0.90% to 1.55%	-2.80% to -2.17%	0.00%
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2015	26,235	$14.73 to $21.76	$401,984	0.90% to 1.65%	9.23% to 10.04%	0.00%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
The Prudential Series Fund, Inc. - Class II:	Jennison Subaccount	2014	21,020	$13.39 to $18.82	$292,488	0.90% to 1.55%	7.91% to 8.60%	0.00%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2018	32,320	$22.61 to $27.24	$806,893	0.90% to 1.65%	-13.37% to -12.72%	0.37%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2017	30,052	$26.10 to $31.20	$865,793	0.90% to 1.65%	13.36% to 14.20%	0.31%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2016	26,707	$24.91 to $27.32	$681,083	0.90% to 1.40%	18.55% to 19.14%	0.53%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2015	26,771	$19.41 to $22.93	$565,334	0.90% to 1.70%	-6.87% to -6.13%	0.15%
J.P. Morgan Insurance Trust - Class I:	Small Cap Core Subaccount	2014	12,590	$22.50	$283,219	1.40%	8.08%	0.14%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2018	70,674	$22.30 to $42.64	$2,560,343	0.90% to 1.70%	-13.32% to -12.63%	0.98%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2017	71,918	$25.73 to $48.80	$3,038,234	0.90% to 1.70%	11.87% to 12.75%	0.81%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2016	72,317	$23.00 to $43.28	$2,796,347	0.90% to 1.70%	12.78% to 13.67%	0.84%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2015	81,258	$20.39 to $38.07	$2,791,002	0.90% to 1.70%	-4.28% to -3.52%	0.96%
J.P. Morgan Insurance Trust - Class I:	Mid Cap Value Subaccount	2014	95,542	$21.30 to $39.46	$3,426,902	0.90% to 1.70%	10.07%(a) to 14.08%	0.79%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2018	16,456	$11.74 to $22.98	$245,036	0.90% to 1.65%	-7.38% to -6.69%	0.79%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2017	6,601	$12.68 to $22.47	$102,666	1.40% to 1.65%	16.68% to 16.96%	0.61%
AB Variable Products Series Fund, Inc. - Class B:	VPS Growth & Income Subaccount	2016	1,502	$10.87	$16,318	1.65%	8.67%(c)	1.47%
AB Variable Products Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2018	1,389	$14.18 to $37.67	$46,649	0.90% to 1.55%	-2.63% to -1.99%	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Small Cap Growth Subaccount	2017	130	$35.07	$4,570	1.40%	31.94%	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2018	499,352	$11.68 to $12.44	$5,977,696	0.90% to 1.75%	-8.95% to -8.18%	1.62%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2017	522,595	$12.83 to $13.55	$6,849,756	0.90% to 1.75%	12.36% to 13.31%	1.77%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2016	544,345	$11.42 to $11.96	$6,326,218	0.90% to 1.75%	1.59% to 2.44%	0.54%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2015	455,144	$11.24 to $11.68	$5,187,369	0.90% to 1.75%	-3.00% to -2.18%	0.67%
AB Variable Products Series Fund, Inc. - Class B:	VPS Dynamic Asset Allocation Subaccount	2014	388,562	$11.59 to $11.94	$4,553,048	0.90% to 1.75%	2.41% to 3.28%	0.43%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2018	195,808	$10.35 to $10.61	$2,041,040	0.90% to 1.70%	-6.44% to -5.69%	0.00%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2017	151,806	$11.06 to $11.25	$1,690,507	0.90% to 1.70%	9.65% to 10.51%	0.32%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2016	178,521	$10.09 to $10.18	$1,806,174	0.90% to 1.70%	2.50% to 3.31%	0.22%
AB Variable Products Series Fund, Inc. - Class B:	VPS Global Risk Allocation-Moderate Subaccount	2015	32,036	$9.84	$315,324	1.70%	-1.57%(c)	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2018	18,354	$21.55 to $29.11	$491,774	0.90% to 1.65%	-3.32% to -2.60%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2017	20,314	$22.29 to $29.89	$561,539	0.90% to 1.65%	24.29% to 25.21%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2016	20,727	$17.94 to $23.87	$456,121	0.90% to 1.65%	7.03% to 7.83%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2015	21,664	$16.76 to $22.14	$444,688	0.90% to 1.65%	-3.73% to -3.02%	0.00%
MFS® Variable Insurance Trust - Service Class:	New Discovery Subaccount	2014	20,684	$17.41 to $22.83	$438,491	0.90% to 1.65%	-9.00% to -8.32%	0.00%
MFS® Variable Insurance Trust - Service Class:	Investors Growth Stock Subaccount	2014	1,328	$17.83	$23,677	1.40%	9.58%	0.29%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2018	20,940	$19.51 to $25.45	$412,558	0.90% to 1.70%	-0.74% to 0.05%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2017	22,627	$19.50 to $25.64	$436,332	0.90% to 1.70%	24.57% to 25.55%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2016	23,541	$15.53 to $20.58	$360,781	0.90% to 1.70%	2.87% to 3.68%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2015	24,873	$14.98 to $20.01	$366,576	0.90% to 1.70%	2.69% to 3.50%	0.00%
MFS® Variable Insurance Trust - Service Class:	Mid Cap Growth Subaccount	2014	29,215	$14.47 to $19.49	$415,577	0.90% to 1.70%	7.59% to 8.59%(b)	0.00%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2018	135,081	$16.04 to $21.18	$2,477,946	0.90% to 1.70%	-7.45% to -6.72%	2.01%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2017	127,532	$17.33 to $22.70	$2,511,561	0.90% to 1.70%	10.16% to 11.03%	2.46%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2016	43,434	$18.97 to $20.45	$809,897	0.90% to 1.40%	7.31% to 7.84%	2.77%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2015	44,837	$17.68 to $18.96	$776,551	0.90% to 1.40%	-1.95% to -1.47%	2.32%
MFS® Variable Insurance Trust - Service Class:	Total Return Subaccount	2014	54,288	$18.03 to $19.24	$962,111	0.90% to 1.40%	6.74% to 7.27%	1.98%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2018	7,353	$12.73 to $12.97	$94,799	0.90% to 1.40%	-0.82% to -0.33%	0.36%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2017	7,363	$12.84 to $13.01	$95,097	0.90% to 1.40%	26.34% to 26.96%	0.42%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2016	7,780	$10.16 to $10.25	$79,355	0.90% to 1.40%	4.38% to 4.90%	0.37%
MFS® Variable Insurance Trust II - Service Class:	Massachusetts Investors Growth Stock Subaccount	2015	6,721	$9.73 to $9.77	$65,512	0.90% to 1.40%	-2.67%(a) to -2.30%(b)	0.53%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2018	626,181	$10.41 to $17.52	$8,695,868	0.90% to 1.75%	-3.90% to -3.08%	2.47%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2017	703,852	$10.83 to $18.08	$10,200,723	0.90% to 1.75%	1.87% to 2.73%	2.37%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2016	693,928	$10.63 to $17.60	$9,887,273	0.90% to 1.75%	3.39% to 4.26%	2.26%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2015	778,845	$10.28 to $16.88	$10,653,420	0.90% to 1.75%	-4.38% to -3.57%	4.18%
PIMCO Variable Insurance Trust - Administrative Shares:	Real Return Subaccount	2014	752,867	$10.76 to $17.50	$10,707,860	0.90% to 1.75%	1.32% to 2.17%	1.42%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2018	819,878	$11.06 to $18.63	$12,211,181	0.90% to 1.75%	-2.25% to -1.42%	2.53%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2017	916,873	$11.32 to $18.90	$14,046,848	0.90% to 1.75%	3.13% to 4.00%	2.02%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2016	907,551	$10.98 to $18.17	$13,644,722	0.90% to 1.75%	0.92% to 1.77%	2.11%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2015	1,716,800	$10.88 to $17.86	$25,350,223	0.90% to 1.75%	-1.26% to -0.43%	5.09%
PIMCO Variable Insurance Trust - Administrative Shares:	Total Return Subaccount	2014	1,616,972	$11.01 to $17.93	$24,048,195	0.90% to 1.75%	2.49% to 3.35%	2.17%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2018	59,174	$10.58 to $18.22	$868,944	0.90% to 1.70%	-5.81% to -5.05%	6.58%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2017	60,396	$11.24 to $19.19	$929,693	0.90% to 1.70%	6.82% to 7.66%	2.05%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2016	55,730	$10.52 to $17.82	$842,642	0.90% to 1.70%	2.30% to 3.12%	1.52%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2015	43,498	$10.28 to $17.28	$700,653	0.90% to 1.70%	-5.63% to -4.88%	1.86%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Bond Opportunities Subaccount	2014	78,637	$10.90 to $18.17	$1,286,255	0.90% to 1.70%	-3.18%(a) to 1.36%	2.46%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2018	219,601	$5.13 to $5.90	$1,204,057	0.90% to 1.70%	-15.58% to -14.90%	2.09%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2017	244,500	$6.02 to $6.99	$1,577,381	0.90% to 1.70%	0.45% to 1.24%	11.21%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2016	230,360	$5.95 to $6.96	$1,472,253	0.90% to 1.70%	13.23% to 14.13%	1.12%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2015	238,088	$5.21 to $6.15	$1,345,624	0.90% to 1.70%	-26.95% to -26.37%	4.20%
PIMCO Variable Insurance Trust - Administrative Shares:	CommodityRealReturn® Strategy Subaccount	2014	170,404	$7.08 to $8.44	$1,305,615	0.90% to 1.65%	-19.75% to -19.15%	0.35%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2018	2,012,337	$11.51 to $12.17	$23,656,252	0.90% to 1.75%	-10.51% to -9.75%	1.90%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2017	2,051,171	$12.86 to $13.48	$26,843,527	0.90% to 1.75%	14.87% to 15.83%	2.97%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2016	2,024,639	$11.19 to $11.64	$22,984,640	0.90% to 1.75%	5.95% to 6.84%	1.74%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2015	1,887,966	$10.57 to $10.90	$20,164,805	0.90% to 1.75%	-7.20% to -6.41%	2.83%
PIMCO Variable Insurance Trust - Administrative Shares:	Global Diversified Allocation Subaccount	2014	1,511,309	$11.38 to $11.64	$17,341,164	0.90% to 1.75%	4.05% to 4.92%	4.38%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2018	63,022	$9.95 to $10.36	$641,607	0.90% to 1.70%	-0.18% to 0.62%	2.19%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2017	55,315	$9.96 to $10.30	$565,228	0.90% to 1.70%	0.69% to 1.49%	1.71%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2016	44,088	$9.89 to $10.14	$446,114	0.90% to 1.70%	0.66% to 1.46%	1.56%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2015	69,810	$9.83 to $10.00	$693,296	0.90% to 1.70%	-0.58% to 0.21%	0.98%
PIMCO Variable Insurance Trust - Administrative Shares:	Short-Term Subaccount	2014	51,142	$9.89 to $9.98	$507,660	0.90% to 1.70%	-0.82%(a) to -0.19%	0.68%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2018	178,245	$9.75 to $10.01	$1,761,454	0.90% to 1.75%	-1.40% to -0.56%	1.90%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2017	201,628	$9.89 to $10.06	$2,013,614	0.90% to 1.75%	-0.36% to 0.48%	1.34%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2016	234,237	$9.92 to $10.02	$2,337,208	0.90% to 1.75%	-0.34% to 0.50%	1.54%
PIMCO Variable Insurance Trust - Administrative Shares:	Low Duration Subaccount	2015	34,463	$9.96	$343,291	1.40%	-0.39%(c)	18.67%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2018	21,967	$20.43 to $26.47	$512,611	0.90% to 1.70%	-8.66% to -7.94%	0.94%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2017	33,883	$22.37 to $28.75	$892,791	0.90% to 1.70%	24.89% to 25.88%	1.11%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2016	31,724	$17.91 to $22.84	$656,426	0.90% to 1.70%	5.83% to 6.67%	1.41%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2015	32,528	$16.92 to $21.41	$632,328	0.90% to 1.70%	-4.34% to -3.58%	1.47%
Dreyfus Variable Investment Fund - Service Shares:	Appreciation Subaccount	2014	39,364	$17.69 to $22.20	$822,428	0.90% to 1.70%	4.09%(a) to 6.86%	1.61%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2018	104,850	$16.21 to $34.75	$2,994,729	0.90% to 1.70%	-9.88% to -9.16%	0.72%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2017	124,066	$17.99 to $38.26	$3,943,924	0.90% to 1.70%	3.62% to 4.44%	0.95%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2016	132,503	$17.36 to $36.63	$4,087,341	0.90% to 1.70%	18.94% to 19.88%	1.32%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2015	227,116	$14.56 to $30.56	$5,548,268	0.90% to 1.75%	-13.32% to -12.59%	0.61%
Royce Capital Fund - Investment Class:	Small-Cap Subaccount	2014	297,101	$16.79 to $34.96	$8,304,936	0.90% to 1.75%	1.46% to 2.32%	0.11%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2018	47,401	$12.60 to $26.55	$1,168,937	0.90% to 1.70%	-10.57% to -9.86%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2017	51,481	$14.09 to $29.45	$1,415,174	0.90% to 1.70%	3.43% to 4.25%	0.67%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2016	54,570	$13.62 to $28.25	$1,446,068	0.90% to 1.70%	17.71% to 18.64%	0.72%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2015	57,132	$11.57 to $23.81	$1,278,938	0.90% to 1.70%	-13.92% to -13.24%	0.00%
Royce Capital Fund - Investment Class:	Micro-Cap Subaccount	2014	68,117	$13.44 to $27.45	$1,746,300	0.90% to 1.70%	-4.44% to -1.35%(b)	0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2018	129,780	$10.98 to $13.62	$1,426,708	0.90% to 1.70%	-16.63% to -15.97%	1.84%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2017	122,832	$13.06 to $16.34	$1,620,667	0.90% to 1.70%	20.68% to 21.63%	1.20%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2016	130,970	$10.74 to $13.54	$1,418,036	0.90% to 1.70%	-2.36% to -1.58%	1.19%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2015	130,792	$10.91 to $13.86	$1,449,319	0.90% to 1.70%	-4.24% to -3.48%	1.38%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. International Growth Series II Subaccount	2014	85,577	$11.30 to $14.48	$990,817	0.90% to 1.70%	-3.41%(a) to -0.80%	1.60%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2018	778,786	$11.40 to $12.09	$9,068,304	0.90% to 1.75%	-8.33% to -7.55%	1.28%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2017	855,848	$12.43 to $13.07	$10,835,498	0.90% to 1.75%	7.95% to 8.85%	3.90%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2016	828,782	$11.52 to $12.01	$9,687,547	0.90% to 1.75%	9.60% to 10.52%	0.21%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2015	676,239	$10.51 to $10.87	$7,186,101	0.90% to 1.75%	-6.05% to -5.25%	3.99%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):	Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2014	631,305	$11.18 to $11.47	$7,120,039	0.90% to 1.75%	3.89% to 4.77%	0.00%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2018	52,105	$16.39 to $19.41	$833,426	0.90% to 1.70%	-16.90% to -16.24%	0.23%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2017	55,914	$19.57 to $23.36	$1,070,255	0.90% to 1.70%	14.41% to 15.31%	0.48%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2016	67,655	$16.97 to $20.42	$1,120,858	0.90% to 1.70%	14.05% to 14.95%	0.24%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2015	78,611	$14.76 to $17.90	$1,134,922	0.90% to 1.70%	-10.05% to -9.34%	0.39%
Neuberger Berman Advisers Management Trust - S Class:	AMT Mid Cap Intrinsic Value Subaccount	2014	70,022	$16.28 to $19.70	$1,106,031	0.90% to 1.55%	11.82% to 12.54%	0.73%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2018	38,935	$17.44 to $18.66	$683,169	0.90% to 1.40%	-5.63% to -5.16%	4.66%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2017	46,099	$18.48 to $19.67	$857,784	0.90% to 1.40%	8.16% to 8.70%	4.11%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2016	47,212	$17.09 to $18.10	$811,811	0.90% to 1.40%	12.45% to 13.01%	4.91%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2015	54,503	$15.19 to $16.02	$832,475	0.90% to 1.40%	-8.34% to -7.88%	4.60%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Income VIP Subaccount	2014	60,599	$16.58 to $17.39	$1,011,409	0.90% to 1.40%	3.17% to 3.68%	4.88%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2018	5,261	$22.49 to $24.07	$120,852	0.90% to 1.40%	1.70% to 2.21%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2017	7,137	$22.11 to $23.54	$162,084	0.90% to 1.40%	25.19% to 25.81%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2016	7,649	$17.66 to $18.71	$138,446	0.90% to 1.40%	-4.23% to -3.75%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2015	8,339	$18.44 to $19.44	$158,022	0.90% to 1.40%	2.92% to 3.43%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Flex Cap Growth VIP Subaccount	2014	8,773	$17.92 to $18.80	$161,110	0.90% to 1.40%	4.64% to 5.16%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2018	106,789	$13.23 to $14.16	$1,439,345	0.90% to 1.40%	-16.62% to -16.20%	2.64%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2017	113,815	$15.87 to $16.89	$1,840,818	0.90% to 1.40%	15.09% to 15.65%	2.57%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2016	124,254	$13.79 to $14.61	$1,745,085	0.90% to 1.40%	5.70% to 6.22%	1.96%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2015	129,686	$13.04 to $13.75	$1,719,351	0.90% to 1.40%	-7.78% to -7.33%	3.12%
Franklin Templeton Variable Insurance Products Trust - Class 2:	Templeton Foreign VIP Subaccount	2014	151,289	$14.15 to $14.84	$2,165,716	0.90% to 1.40%	-12.36% to -11.92%	1.81%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2018	253,335	$10.57 to $10.83	$2,701,755	0.90% to 1.70%	-8.41% to -7.68%	0.49%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2017	282,883	$11.54 to $11.74	$3,285,873	0.90% to 1.70%	13.76% to 14.66%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2016	193,057	$10.14 to $10.23	$1,965,586	0.90% to 1.70%	2.84% to 3.66%	0.99%
Franklin Templeton Variable Insurance Products Trust - Class 5:	Franklin VolSmart Allocation VIP Subaccount	2015	2,508	$9.87	$24,760	0.90%	-1.26%(c)	74.78%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2018	133,749	$14.63 to $14.74	$1,921,357	0.90% to 1.70%	-6.02% to -5.27%	4.62%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2017	142,343	$15.45 to $15.68	$2,162,736	0.90% to 1.70%	7.72% to 8.58%	3.90%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2016	141,063	$14.23 to $14.56	$1,972,330	0.90% to 1.70%	11.97% to 12.85%	4.79%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2015	154,989	$12.61 to $13.00	$1,925,676	0.90% to 1.70%	-8.70% to -7.97%	4.43%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Income VIP Subaccount	2014	163,886	$13.70 to $14.27	$2,215,602	0.90% to 1.65%	2.83% to 3.59%	4.39%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2018	56,890	$18.79 to $21.66	$1,103,430	0.90% to 1.65%	1.41% to 2.17%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2017	67,240	$18.39 to $21.36	$1,286,242	0.90% to 1.65%	24.73% to 25.66%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2016	90,320	$14.64 to $17.13	$1,363,623	0.90% to 1.65%	-4.56% to -3.85%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2015	109,879	$15.22 to $17.94	$1,707,849	0.90% to 1.65%	2.62% to 3.39%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Flex Cap Growth VIP Subaccount	2014	114,356	$14.73 to $17.48	$1,731,690	0.90% to 1.65%	4.26% to 5.03%	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2018	855,810	$9.54 to $12.04	$8,489,105	0.90% to 1.75%	-17.00% to -16.30%	2.37%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2017	855,288	$11.40 to $14.51	$10,184,513	0.90% to 1.75%	14.62% to 15.58%	1.72%

		Year	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**	Investment Income Ratio****
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2016	946,087	$9.86 to $12.66	$9,771,810	0.90% to 1.75%	5.25% to 6.14%	1.83%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2015	982,362	$9.29 to $12.02	$9,590,667	0.90% to 1.75%	-8.26% to -7.48%	3.06%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Templeton Foreign VIP Subaccount	2014	971,837	$10.04 to $13.11	$10,277,538	0.90% to 1.75%	-12.75% to -12.01%	1.79%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2018	53,914	$13.38 to $15.46	$717,857	0.90% to 1.70%	-11.10% to -10.39%	2.91%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2017	54,072	$14.93 to $17.46	$800,930	0.90% to 1.65%	9.97% to 10.79%	2.74%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2016	51,472	$13.47 to $15.88	$703,627	0.90% to 1.65%	11.09% to 11.91%	3.70%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2015	54,039	$12.04 to $14.29	$662,923	0.90% to 1.65%	-7.76% to -7.08%	2.76%
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Founding Funds Allocation VIP Subaccount	2014	57,101	$12.96 to $15.49	$756,308	0.90% to 1.65%	1.08% to 1.83%	2.54%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2018	40,346	$19.78 to $24.46	$770,431	0.90% to 1.65%	2.35% to 3.11%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2017	41,564	$19.18 to $23.90	$768,415	0.90% to 1.65%	25.90% to 26.83%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2016	41,146	$15.12 to $18.98	$601,024	0.90% to 1.65%	1.74% to 2.49%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2015	46,105	$14.75 to $18.66	$664,574	0.90% to 1.65%	4.43% to 5.21%	0.00%
Federated Insurance Series:	Kaufmann Fund II Service Shares Subaccount	2014	36,022	$14.02 to $17.87	$494,148	0.90% to 1.65%	7.66% to 8.46%	0.00%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2018	763,622	$13.59 to $14.41	$10,584,969	0.90% to 1.75%	-10.08% to -9.31%	2.90%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2017	806,679	$15.11 to $15.89	$12,389,146	0.90% to 1.75%	16.09% to 17.06%	3.96%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2016	866,772	$13.01 to $13.57	$11,435,723	0.90% to 1.75%	5.84% to 6.73%	5.01%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2015	1,027,650	$12.30 to $12.72	$12,782,835	0.90% to 1.75%	-9.15% to -8.38%	4.06%
Federated Insurance Series:	Managed Volatility Fund II Primary Shares Subaccount	2014	847,645	$13.53 to $13.88	$11,576,032	0.90% to 1.75%	2.12% to 2.98%	2.72%
Federated Insurance Series:	Managed Volatility Fund II Service Shares Subaccount (note 4)	2018	292,765	$9.04 to $9.07	$2,649,475	0.90% to 1.70%	-9.58%(a) to -9.32%(b)	0.00%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2017	341,221	$9.27 to $9.58	$3,193,565	0.90% to 1.70%	8.82% to 9.68%	1.35%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2016	361,531	$8.52 to $8.73	$3,101,630	0.90% to 1.70%	-5.89% to -5.15%	1.44%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2015	336,875	$9.05 to $9.21	$3,063,263	0.90% to 1.70%	-8.18% to -7.45%	1.51%
Federated Insurance Series:	Managed Tail Risk Fund II Service Shares Subaccount (note 4)	2014	288,083	$9.86 to $9.95	$2,848,667	0.90% to 1.70%	-3.39%(a) to -2.21%	0.54%
Federated Insurance Series:	Managed Tail Risk Fund II Primary Shares Subaccount (note 4)	2017	22,248	$10.16 to $10.33	$227,865	0.90% to 1.70%	9.10% to 9.96%	1.49%
Federated Insurance Series:	Managed Tail Risk Fund II Primary Shares Subaccount (note 4)	2016	14,855	$9.31 to $9.35	$138,799	1.35% to 1.70%	-5.61% to -5.29%	0.28%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2018	233,840	$13.35 to $14.83	$3,302,080	0.90% to 1.65%	-6.98% to -6.29%	1.81%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2017	252,834	$14.35 to $15.82	$3,823,610	0.90% to 1.65%	16.36% to 17.22%	1.56%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2016	285,666	$12.33 to $13.50	$3,700,775	0.90% to 1.65%	-4.15% to -3.44%	0.58%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2015	319,396	$12.87 to $13.98	$4,290,963	0.90% to 1.65%	-9.83% to -9.16%	0.36%
Ivy Variable Insurance Portfolios:	VIP Asset Strategy Subaccount	2014	369,077	$14.24 to $15.39	$5,439,572	0.90% to 1.70%	-6.11% to -3.18%(b)	0.50%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2018	45,689	$6.41 to $6.95	$282,458	0.90% to 1.65%	-24.49% to -23.92%	0.30%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2017	47,302	$8.42 to $9.20	$385,752	0.90% to 1.65%	1.30% to 2.05%	0.13%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2016	53,936	$8.25 to $9.08	$430,268	0.90% to 1.65%	21.80% to 22.71%	0.73%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2015	56,568	$6.73 to $7.46	$369,183	0.90% to 1.65%	-23.66% to -23.09%	0.10%
Ivy Variable Insurance Portfolios:	VIP Natural Resources Subaccount	2014	71,184	$8.75 to $9.75	$609,707	0.90% to 1.70%	-20.14%(a) to -13.81%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2018	16,788	$25.46 to $29.21	$466,183	0.90% to 1.70%	-6.83% to -6.09%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2017	14,533	$27.33 to $31.10	$431,274	0.90% to 1.70%	29.91% to 30.94%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2016	15,164	$21.03 to $23.75	$344,679	0.90% to 1.70%	-0.16% to 0.64%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2015	18,318	$21.07 to $23.60	$414,634	0.90% to 1.70%	-4.50% to -3.75%	0.00%
Ivy Variable Insurance Portfolios:	VIP Science and Technology Subaccount	2014	24,359	$22.06 to $24.52	$576,309	0.90% to 1.70%	1.99% to 5.47%(b)	0.00%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2018	502,143	$10.98 to $11.70	$5,660,786	0.90% to 1.75%	-7.66% to -6.88%	1.67%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2017	539,469	$11.90 to $12.57	$6,562,644	0.90% to 1.75%	8.69% to 9.60%	1.50%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2016	556,145	$10.95 to $11.47	$6,200,920	0.90% to 1.75%	4.40% to 5.28%	1.31%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2015	645,905	$10.48 to $10.89	$6,869,315	0.90% to 1.75%	-6.14% to -5.35%	1.28%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Balanced ETF Subaccount	2014	685,256	$11.17 to $11.51	$7,739,602	0.90% to 1.75%	1.29% to 2.14%	1.03%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	1,053,470	$11.32 to $12.06	$12,226,036	0.90% to 1.75%	-8.82% to -8.05%	1.61%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	1,167,432	$12.42 to $13.11	$14,805,615	0.90% to 1.75%	11.89% to 12.83%	1.59%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	1,207,352	$11.10 to $11.62	$13,640,286	0.90% to 1.75%	4.48% to 5.36%	1.53%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	1,301,030	$10.62 to $11.03	$14,024,309	0.90% to 1.75%	-7.97% to -7.19%	1.41%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2014	1,226,202	$11.54 to $11.89	$14,312,853	0.90% to 1.75%	1.04% to 1.89%	1.11%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2018	406,582	$11.08 to $11.80	$4,599,726	0.90% to 1.75%	-10.30% to -9.54%	1.52%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2017	424,039	$12.35 to $13.05	$5,330,869	0.90% to 1.75%	15.64% to 16.61%	1.58%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2016	453,927	$10.68 to $11.19	$4,920,613	0.90% to 1.75%	3.75% to 4.63%	1.58%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2015	522,692	$10.30 to $10.70	$5,445,780	0.90% to 1.75%	-10.71% to -9.96%	1.55%
Northern Lights Variable Trust - Class 2:	TOPS® Managed Risk Growth ETF Subaccount	2014	510,809	$11.53 to $11.88	$5,945,145	0.90% to 1.75%	-0.43% to 0.41%	0.97%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2018	54,027	$10.30 to $10.56	$563,032	0.90% to 1.70%	-7.73% to -6.99%	1.75%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2017	35,319	$11.17 to $11.36	$397,526	0.90% to 1.70%	8.74% to 9.60%	1.54%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2016	28,411	$10.27 to $10.36	$292,934	0.90% to 1.70%	4.25% to 5.07%	1.81%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Balanced ETF Subaccount	2015	1,585	$9.86	$15,620	1.35%	-1.45%(c)	0.00%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2018	79,513	$10.43 to $10.69	$840,279	0.90% to 1.70%	-8.93% to -8.21%	1.58%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2017	80,297	$11.46 to $11.65	$927,942	0.90% to 1.70%	11.94% to 12.82%	1.60%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2016	51,550	$10.23 to $10.33	$530,201	0.90% to 1.70%	4.37% to 5.20%	2.14%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Moderate Growth ETF Subaccount	2015	14,333	$9.81 to $9.82	$140,639	0.90% to 1.35%	-1.89%(a) to -1.84%(b)	0.00%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2018	36,064	$10.53 to $10.79	$383,740	0.90% to 1.70%	-10.37% to -9.66%	1.50%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2017	30,240	$11.74 to $11.94	$357,801	0.90% to 1.70%	15.49% to 16.41%	1.60%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2016	19,961	$10.17 to $10.21	$203,684	1.35% to 1.70%	3.74% to 4.10%	2.11%
Northern Lights Variable Trust - Class 3:	TOPS® Managed Risk Growth ETF Subaccount	2015	7,526	$9.81	$73,794	1.35%	-1.95%(c)	0.00%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average contract owners’ equity. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average contract owners’ equity for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and contract owners’ equity of the subaccounts listed in the Appendix that comprise the National Security Variable Account N (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2002.

Columbus, Ohio

April 1, 2019

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

Appendix

Statement of assets and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB VARIABLE PRODUCT SERIES FUND, INC. – CLASS B

VPS Dynamic Asset Allocation Subaccount

VPS Global Risk Allocation – Moderate Subaccount

VPS Growth & Income Subaccount

VPS Small Cap Growth Subaccount

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco V.I. Balanced-Risk Allocation Series II Subaccount

Invesco V.I. International Growth Series II Subaccount

DREYFUS VARIABLE INVESTMENT FUND – SERVICE SHARES

Appreciation Subaccount

FEDERATED INSURANCE SERIES

Kaufmann Fund II Service Shares Subaccount

Managed Volatility Fund II Primary Shares Subaccount (1)

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS

VIP Government Money Market Subaccount

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

VIP Contrafund® Subaccount

VIP Equity-Income Subaccount

VIP Growth Subaccount

VIP Mid Cap Subaccount

VIP Real Estate Subaccount

VIP Target Volatility Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 2

Franklin Flex Cap Growth VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 4

Franklin Flex Cap Growth VIP Subaccount

Franklin Founding Funds Allocation VIP Subaccount

Franklin Income VIP Subaccount

Templeton Foreign VIP Subaccount

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST – CLASS 5

Franklin VolSmart Allocation VIP Subaccount

GOLDMAN SACHS VARIABLE INSURANCE TRUST – INSTITUTIONAL SHARES

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

2

GOLDMAN SACHS VARIABLE INSURANCE TRUST – SERVICE SHARES

Global Trends Allocation Subaccount

Large Cap Value Subaccount

Strategic Growth Subaccount

U.S. Equity Insights Subaccount

IVY VARIABLE INSURANCE PORTFOLIOS

VIP Asset Strategy Subaccount

VIP Natural Resources Subaccount

VIP Science and Technology Subaccount

J.P. MORGAN INSURANCE TRUST – CLASS I

Mid Cap Value Subaccount

Small Cap Core Subaccount

JANUS ASPEN SERIES – SERVICE SHARES

Janus Henderson Balanced Subaccount

Janus Henderson Flexible Bond Subaccount

Janus Henderson Global Research Subaccount

Janus Henderson Overseas Subaccount

Janus Henderson Research Subaccount

Janus Henderson U.S. Low Volatility Subaccount

LAZARD RETIREMENT SERIES, INC. – SERVICE SHARES

Emerging Markets Equity Subaccount

Global Dynamic Multi Asset Subaccount

International Equity Subaccount

U.S. Small-Mid Cap Equity Subaccount

U.S. Equity Select Subaccount (1)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST – CLASS I

ClearBridge Variable Dividend Strategy Subaccount

ClearBridge Variable Large Cap Value Subaccount

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount

LEGG MASON PARTNERS VARIABLE INCOME TRUST – CLASS II

Western Asset Core Plus VIT Subaccount

MFS® VARIABLE INSURANCE TRUST – SERVICE CLASS

Mid Cap Growth Subaccount

New Discovery Subaccount

Total Return Subaccount

MFS® VARIABLE INSURANCE TRUST II SERVICE CLASS

Massachusetts Investors Growth Stock Subaccount

MORGAN STANLEY VARIABLE INSURANCE FUND, INC. – CLASS II

VIF Core Plus Fixed Income Subaccount

VIF Growth Subaccount

VIF U.S. Real Estate Subaccount

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST – S CLASS

AMT Mid Cap Intrinsic Value Subaccount

3

NORTHERN LIGHTS VARIABLE TRUST – CLASS 2

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

NORTHERN LIGHTS VARIABLE TRUST – CLASS 3

TOPS® Managed Risk Balanced ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount

OHIO NATIONAL FUND, INC.

ON Janus Henderson Forty Subaccount (1)

ON ICON Balanced Subaccount (1)

ON Bond Subaccount (1)

ON Bristol Growth Subaccount (1)

ON Bristol Subaccount (1)

ON Bryton Growth Subaccount (1)

ON Capital Appreciation Subaccount (1)

ON ClearBridge Small Cap Subaccount (1)

ON Equity Subaccount (1)

ON Federated High Income Bond Subaccount (1)

ON Janus Henderson Enterprise Subaccount (1)

ON Nasdaq-100® Index Subaccount (1)

ON Omni Subaccount (1)

ON Foreign Subaccount

ON International Equity Subaccount

ON Risk Managed Balanced Subaccount (1)

ON S&P 500® Index Subaccount (1)

ON S&P MidCap 400® Index Subaccount (1)

ON Janus Henderson Venture Subaccount (1)

ON Federated Strategic Value Dividend Subaccount (1)

PIMCO VARIABLE INSURANCE TRUST – ADMINISTRATIVE SHARES

Commodity RealReturn® Strategy Subaccount

Global Bond Opportunities Subaccount (1)

Global Diversified Allocation Subaccount

Low Duration Subaccount

Real Return Subaccount

Short-Term Subaccount

Total Return Subaccount

ROYCE CAPITAL FUND – INVESTMENT CLASS

Micro-Cap Subaccount

Small-Cap Subaccount

THE PRUDENTIAL SERIES FUND, INC. – CLASS II

Jennison 20/20 Focus Subaccount

Jennison Subaccount

4

WELLS FARGO VARIABLE TRUST

Opportunity Subaccount

Statement of assets and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period from March 3, 2017 (commencement of operations) to December 31, 2017.

OHIO NATIONAL FUND, INC.

ON Balanced Model Subaccount

ON Growth Model Subaccount

ON Moderate Growth Model Subaccount

Statement of assets and contract owners’ equity as of December 31, 2018, and the related statements of operations and changes in contract owners’ equity for the period from August 17, 2018 (commencement of operations) to December 31, 2018.

FEDERATED INSURANCE SERIES

Managed Volatility Fund II Service Shares Subaccount

Statement of operations for the period from January 1, 2018 to August 17, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation) and the year ended December 31, 2017.

FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II Service Shares Subaccount

Managed Tail Risk Fund II Primary Shares Subaccount

(1)	See the footnote to the statements of assets and contract owners’ equity for the former name of the subaccount.

5

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements and Schedules

December 31, 2018, 2017 and 2016

(With Independent Auditors’ Report Thereon)

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors and Stockholder

National Security Life and Annuity Company:

Report on the Financial Statements

We have audited the accompanying financial statements of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company), which comprise the balance sheets as of December 31, 2018 and 2017, and the related statements of income, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, and IV (collectively, the financial statements).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in accordance with U.S. generally accepted accounting principles.

Columbus, OH

March 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2018 and 2017

(Dollars in thousands, except share amounts)

Assets	2018	2017
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities	$56,561	53,342
Trading securities, at fair value:
Fixed maturity securities	850	1,285
Other long-term investments	—	12
Short-term investments	—	1,500

Total investments	57,411	56,139
Cash and cash equivalents	—	2,764
Accrued investment income	427	413
Deferred policy acquisition costs	21,584	20,483
Reinsurance recoverable	7,184	6,632
Other assets	2,989	4,410
Assets held in separate accounts	372,245	436,433

Total assets	$461,840	527,274

Liabilities and Equity
Future policy benefits and claims	$34,199	39,388
Current federal income taxes	167	675
Deferred federal income taxes	2,438	2,213
Reinsurance payables and other policyholder funds	326	278
Amounts due to affiliates	365	52
Other liabilities	383	198
Liabilities related to separate accounts	372,245	436,433

Total liabilities	410,123	479,237

Equity:
Stockholder’s equity:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	30,845	30,845
Accumulated other comprehensive (loss) income	(621)	670
Retained earnings	18,993	14,022

Total stockholder’s equity	51,717	48,037

Total liabilities and equity	$461,840	527,274

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Revenues:
Traditional life and annuity insurance premiums and charges	$11,061	10,822	10,331
Reinsurance premiums ceded	(3,928)	(4,004)	(4,080)

Total premiums and charges net of reinsurance	7,133	6,818	6,251
Change in value of trading fixed maturity securities	(45)	(58)	(42)
Net investment income	2,146	2,087	1,970
Net realized gains (losses):
Investment (losses) gains:
Portion of impairment losses recognized in other comprehensive income (loss)	—	—	(27)

Net other-than-temporary impairment losses on securities recognized in earnings	—	—	(27)
Realized (losses) gains, excluding other-than-temporary impairment losses on securities	(12)	(1)	41

Total investment (losses) gains	(12)	(1)	14
Other income	1,194	1,227	1,192

	10,416	10,073	9,385

Benefits and expenses:
Benefits and claims	1,690	1,269	1,466
Decrease in policy reserves	(479)	(538)	(287)
Amortization of deferred policy acquisition costs	(383)	2,212	6
Commissions, net	2,341	2,070	1,789
Other operating costs and expenses	1,072	1,650	1,958

	4,241	6,663	4,932

Income before income taxes	6,175	3,410	4,453

Income taxes:
Current expense (benefit)	636	(21)	(639)
Deferred expense (benefit)	568	(1,714)	1,073

	1,204	(1,735)	434

Net income	$4,971	5,145	4,019

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive Income (Loss)

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Before tax	Tax (expense) benefit	After tax
2018
Net income	$			4,971
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(1,639)	344	(1,295)
Deferred acquisition costs		47	(10)	37
Less:
Net gains on securities available-for-sale realized during the period		42	(9)	33

Total other comprehensive loss		(1,634)	343	(1,291)

Total comprehensive income				$3,680

2017
Net income	$			5,145
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		305	28	333
Deferred acquisition costs		17	(11)	6
Less:
Net gains on securities available-for-sale realized during the period		75	(16)	59

Total other comprehensive income including tax reform adjustment		247	33	280
Stranded tax effects of the tax reform rate change, net[1]		—	(119)	(119)

Total other comprehensive income		247	(86)	161

Total comprehensive income				$5,306

2016
Net income	$			4,019
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		71	(25)	46
Deferred acquisition costs		(106)	37	(69)
Less:
Net losses on securities available-for-sale realized during the period		(87)	30	(57)

Total other comprehensive income		52	(18)	34

Total comprehensive income				$4,053

1. As a result of the Tax Cuts and Jobs Act (tax reform) and in conjunction with the adoption of Accounting Standards Update (ASU) 2018-02, Income Statement – Reporting Comprehensive Income, Reclassifications of Certain Tax Effects from Accumulated Other Comprehensive Income, the Company applied new tax rates to the components of Other Comprehensive Income driven by the change in Accumulated Other Comprehensive Income and identified the stranded tax effects of the tax reform rate change in a single line in this table. See Note 4.

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Equity

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity
Balance, December 31, 2015	$2,500	30,845	356	6,277	39,978
Dividends to stockholder	—	—	—	(1,300)	(1,300)
Comprehensive income:
Net income	—	—	—	4,019	4,019
Other comprehensive income	—	—	34	—	34

Total comprehensive income					4,053

Balance, December 31, 2016	2,500	30,845	390	8,996	42,731
Tax reform adjustment	—	—	119	(119)	—
Comprehensive income:
Net income	—	—	—	5,145	5,145
Other comprehensive income	—	—	161	—	161

Total comprehensive income					5,306

Balance, December 31, 2017	2,500	30,845	670	14,022	48,037
Comprehensive income:
Net income	—	—	—	4,971	4,971
Other comprehensive loss	—	—	(1,291)	—	(1,291)

Total comprehensive income					3,680

Balance, December 31, 2018	$2,500	30,845	(621)	18,993	51,717

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2018	2017	2016
Cash flows from operating activities:
Net income	$4,971	5,145	4,019
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	391	172	934
Interest credited to policyholder account values	796	841	846
Universal life and investment-type product policy fees	(4,160)	(4,012)	(3,798)
Capitalization of deferred policy acquisition costs	(592)	(1,233)	(1,667)
Amortization of deferred policy acquisition costs	(383)	2,212	6
Amortization and depreciation	24	21	11
Net realized losses (gains) on investments	12	1	(14)
Change in value of trading securities	45	58	42
Deferred federal income tax expense (benefit)	568	(1,714)	1,073
(Increase) decrease in accrued investment income	(14)	9	(34)
Decrease (increase) in reinsurance receivables and other assets	869	(1,486)	(152)
(Decrease) increase in policyholder liabilities	(745)	1,085	810
(Increase) decrease in federal income tax recoverable	(508)	818	(28)
Increase (decrease) in other liabilities	97	(207)	(15)
Increase (decrease) in amounts due to affiliates	313	10	(35)
Increase (decrease) in reinsurance payables and other policyholder funds	48	(180)	(340)
Other, net	(4)	(49)	(2)

Net cash provided by operating activities	1,728	1,491	1,656

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	3,899	500	575
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	3,643	3,746	2,821
Cost of fixed maturity available-for-sale securities acquired	(12,475)	(5,844)	(10,146)
Net decrease (increase) in short-term investments	1,500	(1,500)	—
Change in policy loans, net	—	6	(1)
Change in other invested assets, net	12	(12)	—

Net cash used in investing activities	(3,421)	(3,104)	(6,751)

Cash flows from financing activities:
Investment product account deposits	6,178	15,214	23,753
Investment product account withdrawals	(7,337)	(13,632)	(17,881)
Dividends paid to parent	—	—	(1,300)
Change in other financing activities	88	—	—

Net cash (used in) provided by financing activities	(1,071)	1,582	4,572

Net decrease in cash and cash equivalents	(2,764)	(31)	(523)
Cash and cash equivalents, beginning of year	2,764	2,795	3,318

Cash and cash equivalents, end of year	$—	2,764	2,795

Supplemental disclosure:
Federal income tax (received) paid	$(1,007)	840	(611)

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Company is licensed in 17 states and the District of Columbia and services a portfolio of variable annuity products sold exclusively in New York. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

Effective March 16, 2018, the Company no longer actively markets or issues new individual variable annuity business, which currently represents the majority of the Company’s inforce contracts and policies.

(2)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, and valuation of and impairment losses on investments. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the financial statements includes further disclosures of estimated fair values.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net realized gains (losses).

Fixed Maturity Securities

Fixed maturity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the statements of income.

The Company has no fixed maturity securities classified as held-to-maturity.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

(d)	Derivatives

The Company sold variable annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

●	the combined instrument is not accounted for in its entirety at fair value with changes in fair value recorded in earnings;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

●	the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

●	a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

Such embedded derivatives are carried at estimated fair value with the reinsurance embedded derivatives reported in reinsurance recoverables in the balance sheets. The change in the estimated fair value is reported in benefits and claims in the statements of income.

(e)	Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term and highly liquid investments with original maturities of three months or less (including reverse repurchase agreements) to be cash equivalents.

(f)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs generally include:

●	incremental direct costs of contract acquisitions;

●

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

●	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

●	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For investment products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for investment products is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, withdrawals/partial withdrawals, interest

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.3%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.0% or in excess of 15.0% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of income. The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

●	day-one bonuses which increase the account value at inception; and

●	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(g)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2018, 2017 or 2016. See Note 11 for additional reinsurance disclosures.

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $7,184 and $6,632 as of December 31, 2018 and 2017, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(h)	Goodwill and Intangible Assets

Goodwill and intangible assets are included in other assets. In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

The Company has $560 of goodwill recorded in other assets on the balance sheets at December 31, 2018 and 2017 related to the purchase of the Company by ONLIC in 2002.

Goodwill is not amortized, but is evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain. During the 2018 annual impairment tests, the Company concluded that the estimated fair value of the goodwill was in excess of its carrying value and, therefore, not impaired. As a result, no impairment was recognized on this asset.

The Company has $191 and $195 of intangible assets recorded in other assets on the balance sheets at December 31, 2018 and 2017, respectively, related to insurance licenses acquired with the purchase of the Company by ONLIC in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. In 2018, the Company evaluated and concluded that its intangible assets had a useful life that was determinable and began amortizing the assets over that life.    The company amortized $4 for the year ended December 31, 2018.

(i)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the statements of income.

(j)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term life policies.

Premiums for traditional life insurance products assumed are recognized as revenue when due. Benefits and expenses are associated with earned premiums; therefore, profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products and Universal Life Insurance Products

Investment products consist of variable annuities. Universal life insurance products include variable universal life.

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(k)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions.

Liabilities for investment products in the accumulation phase and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits discounted using varying interest rates. Liabilities for variable payout annuities also include maintenance costs in the present value calculation.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issued traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

The Company also issued nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of rider benefits offered with individual variable annuity contracts:

●	guaranteed minimum death benefit (“GMDB”);

●	guaranteed minimum income benefit (“GMIB”);

●	guaranteed minimum accumulation benefit (“GMAB”);

●	guaranteed minimum withdrawal benefit (“GMWB”); and

●	guaranteed lifetime withdrawal benefit (“GLWB”).

The Company refers to the total of these five types, collectively, as the “G reserves.”

Guarantees accounted for as insurance liabilities in future policy benefits and claims include GMDBs, GMIBs and certain GLWBs that require annuitization.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Guarantees accounted for as embedded derivatives include GMWBs, GMABs and certain GLWBs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(l)     Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax (benefit) expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb capital losses, reversal of existing temporary differences, estimated future taxable income and prudent and feasible tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act. See Note 4 for a description of the new tax law.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(m)     Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred.

On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s financial statements.

(n)     Adoption and Future Adoption of New Accounting Pronouncements

The Company applies the public entity requirements when adopting new accounting standards.

Adoption of New Accounting Pronouncements

In February 2018, the Company early adopted Accounting Standards Update (“ASU”) 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This guidance gives financial statement preparers an option to reclassify stranded tax effects within Accumulated Other Comprehensive Income (“AOCI”) to retained earnings in each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act (or portion thereof) is recorded. The guidance also requires disclosure of (1) a description of the accounting policy for releasing income tax effects from AOCI, (2) whether the company elected to reclassify the stranded income tax effects from the Tax Cuts and Jobs Act, and (3) information about the other income tax effects that are reclassified. The Company chose to early adopt this standard effective for the year ended December 31, 2017. As a result of adoption, ($119) was reclassified from AOCI to retained earnings.

In January 2018, the Company adopted ASU 2017-05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. This guidance defines in substance nonfinancial assets, and clarifies that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. The adoption of this guidance did not impact the Company’s financial statements.

In January 2018, the Company adopted ASU 2016-18, Statement of Cash Flows, (Topic 230): Restricted Cash. This guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The adoption of this guidance did not impact the Company’s financial statements.

In January 2018, the Company adopted ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This guidance requires entities to immediately recognize the income tax

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

consequences of intercompany asset transfers. The adoption of this guidance did not have a material impact on the Company’s financial statements.

In January 2018, the Company adopted ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The guidance addresses how certain specific cash receipts and cash payments are presented and classified in the statement of cash flows. The adoption of this guidance did not impact the Company’s financial statements.

In January 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10):

Recognition and Measurement of Financial Assets and Financial Liabilities. This guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). This guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. The Company adopted the standard using a modified retrospective approach. The adoption of the standard did not impact the Company’s financial statements.

The Company had no financial assets or financial liabilities in the other assets or other liabilities captions, respectively, on the balance sheet as of December 31, 2018.

Effective January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers (Topic 606). This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope. The adoption of this guidance did not impact the Company’s financial statements.

In January 2017, the Company adopted ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this guidance did not significantly impact the Company’s financial statements.

In January 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. This guidance updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. This guidance requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

of those conditions and any plan management has to mitigate those conditions. Management completed its assessment and concluded that there is no doubt about the entity’s ability to continue as a going concern.

Future Adoption of New Accounting Pronouncements

In August 2017, the Financial Accounting Standards Board (“FASB”) issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance refines, expands and simplifies hedge accounting for financial and nonfinancial risk. Management does not expect that this guidance will have a material impact on the financial statements.

In March 2017, the FASB issued ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The new guidance is effective for fiscal years beginning after December 15, 2018. Early adoption is permitted. This new guidance requires premium on callable debt securities to be amortized to the earliest call date. Management does not expect that this guidance will have a material impact on the financial statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment effective for annual periods beginning after January 1, 2020 which eliminates some portions of the goodwill impairment test to simplify the test. The guidance also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment. Management does not expect that this guidance will have a material impact on the financial statements.

In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments, ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The new guidance is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted for fiscal years beginning after December 15, 2018. ASU 2016-13 replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses will be based on historical loss information, current conditions, and reasonable and supportable forecasts after implementation of this guidance. The guidance also requires enhanced disclosures. Management has not yet assessed the impact that this guidance may have on the financial statements.

(o)     Subsequent Events

The Company has evaluated subsequent events through March 27, 2019, the date that the financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

On December 22, 2017, President Donald Trump signed into law the tax legislation commonly known as the Tax Cuts and Jobs Act (the “Act”). Under FASB ASC Topic 740, Income Taxes, the effects of new legislation are recognized upon enactment, which, for federal legislation, is the date the President signs a bill into law.

The Act reduces the corporate income tax rate to 21 percent (previously 35 percent), effective January 1, 2018, for all corporations. The effects of the new legislation were recognized by adjusting the Company’s deferred tax assets (“DTAs”) and/or deferred tax liabilities (“DTLs”) as of December 31, 2017. The effects of changes in tax laws or rates on DTAs or DTLs are allocated to continuing operations and are reflected in the tax rate reconciliation in Note 13.

The Company made an election to reclassify the income tax effects of the Act from AOCI to retained earnings in its 2017 consolidated financial statements. The reclassification only includes impacts of the tax rate change from 35% to 21%. The Company’s policy was to reclassify the full impact in the first year. There was no valuation allowance associated with these AOCI balances.

See Note 13 for disclosures relating to taxes in the financial statements.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies, their products, and how those products may be sold. Changes in these laws and regulations may affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company’s largest distributor of variable annuity products accounted for approximately 30% and 31% of total individual annuity reserves as of December 31, 2018 and 2017, respectively. It is possible that a change in the Company’s relationship with this distributor could result in a decrease in revenues from the loss of existing variable annuity deposits or from a decrease in future total variable annuity deposits.

The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to seek additional capital.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectability of the loans, and the credit quality of reinsurers.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties.

Liquidity Risk is the risk that the Company may not have the ability to sell certain investments to meet obligations of the Company.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Adjustment to:
	Deferred acquisition costs	Unrealized gains (losses)	Total
December 31, 2016	$(36)	426	390
Other comprehensive income (loss) before reclassifications	6	333	339
Amounts reclassified from accumulated other comprehensive income	—	(59)	(59)

Change	6	274	280

December 31, 2017	$(30)	700	670
Other comprehensive income (loss) before reclassifications	37	(1,295)	(1,258)
Amounts reclassified from accumulated other comprehensive income	—	(33)	(33)

Change	37	(1,328)	(1,291)

December 31, 2018	$7	(628)	(621)

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components		2018	2017	Statements of income location
Unrealized gains/(losses) on
securities available-for-sale:
	$	42	75	Realized gains (losses), excluding other-than- temporary impairment losses on securities

		(9)	(16)	Income tax current expense (benefit)

Total reclassification for the year	$	33	59	Total net gain (loss)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

●

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, cash and cash equivalents and separate account assets.

●

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain corporate debt, asset-backed, mortgage-backed, private placement, securities lending collateral and cash equivalent securities.

●

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain asset-backed or mortgage-backed securities and reinsurance contracts and embedded derivatives associated with living benefit contracts.

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2018:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,736	227	—	1,963
Obligations of states and political subdivisions	—	2,584	—	2,584
Corporate	—	38,356	—	38,356
Asset-backed	—	4,981	—	4,981
Mortgage-backed	—	8,212	465	8,677
Trading securities:
Fixed maturity securities:
Corporate	—	808	—	808
Asset-backed	—	42	—	42
Other assets:
Reinsurance recoverable:
GMAB reinsurance contracts	—	—	114	114
Other assets:
GMAB/GMWB embedded derivatives[1]	—	—	73	73
Assets held in separate accounts	372,245	—	—	372,245

Total assets	$373,981	55,210	652	429,843

Liabilities
Bank overdraft	$88	—	—	88
GMAB embedded derivatives	—	—	114	114
GMAB/GMWB reinsurance contracts[1]	—	—	10	10

Total liabilities	$88	—	124	212

[1]	GMAB/GM WB “W” riders reclassed.

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2017:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,769	249	—	2,018
Obligations of states and political subdivisions	—	2,796	—	2,796
Corporate	—	36,652	—	36,652
Asset-backed	—	3,802	—	3,802
Mortgage-backed	—	8,074	—	8,074
Trading securities:
Fixed maturity securities:
Corporate	—	1,201	—	1,201
Asset-backed	—	81	—	81
Mortgage-backed	—	3	—	3
Short-term investments	—	1,500	—	1,500
Other assets:
Cash and cash equivalents	2,764	—	—	2,764
Other assets:
GMAB/GMWB embedded derivatives[1]	—	—	1,333	1,333
Assets held in separate accounts	436,433	—	—	436,433

Total assets	$440,966	54,358	1,333	496,657

Liabilities
GMAB/GMWB reinsurance contracts	$—	—	1,042	1,042

Total liabilities	$—	—	1,042	1,042

[1]	GMAB/GMWB riders reclassed as assets due to negative liability balances.

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity securities – The estimated fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2018, 99.1% of the estimated fair values of fixed maturity securities were obtained from independent pricing services and 0.9% from other sources.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse repurchase agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished, reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2017, the Company had reverse repurchase agreements outstanding with a total carrying value of $2,000 recorded as cash and cash equivalents on the balance sheets. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 2 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $2,040 at December 31, 2017 which has not been recorded on our balance sheets. The Company did not have any reverse repurchase agreements as of December 31, 2018.

Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

GMAB/GMWB reinsurance contracts and GMAB/GMWB embedded derivatives – Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Investments	Reinsurance recoverable	Other assets
		Mortgage - backed	GMAB reinsurance contracts[2]	GMAB/ GMWB embedded derivatives[3]	Total assets
December 31, 2016	$	—	88	91	179
Net investment gains (losses):
In earnings (realized and unrealized)[1]		—	(88)	1,242	1,154

December 31, 2017		—	—	1,333	1,333
Net investment gains (losses):
In earnings (realized and unrealized)[1]		1	114	(1,260)	(1,145)
Unrealized in OCI[2]		2	—	—	2
Purchases		494	—	—	494
Settlements		(32)	—	—	(32)

December 31, 2018	$	465	114	73	652

Change in unrealized gains (losses):
Still held at December 31:
2017	$	—	(88)	1,242	1,154

2018	$	1	114	(1,260)	(1,145)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization of premiums or discounts and derivative settlements activity.

[2]	All GMAB “W” riders.

[3]	GMAB/GMWB “W” riders reclassed as assets due to negative liability balances.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

		Future policy benefits and claims
		GMAB/ GMWB reinsurance contracts[3]	GMAB/ GMWB embedded derivatives[2]	Total liabilities
December 31, 2016	$	—	(150)	(150)
Net investment gains (losses):
In earnings (realized and unrealized)[1]		(1,042)	150	(892)

December 31, 2017		(1,042)	—	(1,042)
Net investment gains (losses):
In earnings (realized and unrealized)[1]		1,032	(114)	918

December 31, 2018	$	(10)	(114)	(124)

Change in unrealized gains (losses):
Still held at December 31:
2017	$	(1,042)	150	(892)

2018	$	1,032	(114)	918

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	GMAB liability balances excluding those reclassed as assets (“W” riders).

[3]	GMAB/GMWB “W” rider reinsurance ceded amounts reclassed as liabilities.

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2018
Assets:
Reinsurance recoverable:
GMAB reinsurance contracts	$114	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 -0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non- Sys With Rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with Rates (%Rollup)	N/A	*	N/A
			Sys With Utilization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase
Other assets:
GMAB/GMWB embedded derivatives[1]	73	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.7% - 18.6%	*	Decrease
			dur 11+	6.2% - 11.0%	*	Decrease
			Non- Sys With Rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys With Utilization	0%	*	Decrease
			Non-performance risk	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase
Liabilities:
GMAB embedded derivatives	114	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			duration 1-10	0.7% - 18.6%	*	Decrease
			duration 11+	6.2% - 11.0%	*	Decrease
			Non- Sys With Rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys with Rates (%Rollup)	N/A	*	N/A
			Sys With Utilization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase
GMAB/GMWB reinsurance contracts[1]	10	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 -0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.7% - 18.6%	*	Decrease
			dur 11+	6.2% - 11.0%	*	Decrease
			Non- Sys With Rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys With Utilization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.68% - 2.84%	*	Decrease
			Equity market volatility	14.3% - 21.7%	*	Increase

[1]	GMAB/GMWB “W” riders reclassed.

[2]	Sys = Systematic

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description[2]	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2017
Assets:
Other assets:
GMAB/GMWB embedded derivatives[1]	1,333	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.7% - 18.6%	*	Decrease
			dur 11+	6.2% - 11.0%	*	Decrease
			Non- Sys With Rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys With Utilization	0%	*	Decrease
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase
Liabilities:
GMAB/GMWB reinsurance contracts	1,042	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.7% - 18.6%	*	Decrease
			dur 11+	6.2% - 11.0%	*	Decrease
			Non- Sys With Rates (%AV)	1.0% - 4.5%	*	Decrease
			Sys With Utilization	0%	*	Decrease
Non-performance risk
			(Credit Spread)	0.86% - 1.27%	*	Decrease
			Equity market volatility	13.6% - 20.8%	*	Increase

[1]	GMAB/GMWB riders reclassed as assets due to negative liability balances.

[2]	Sys = Systematic

* The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

During the years ended December 31, 2018 and 2017, the Company did not transfer any assets into our out of Level 3. There were no transfers from Level 2 or Level 3 into Level 1 in 2018 or 2017.

There were no fair value measurements on a nonrecurring basis.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

	Carrying value	Estimated fair value	Fair value hierarchy level
			Level 1	Level 2	Level 3
2018
Liabilities:
Investment contracts	$27,140	25,492	—	25,492	—
2017
Liabilities:
Investment contracts	$33,488	30,546	—	30,546	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The inputs are market observable; therefore, the Company classifies these as Level 2 liabilities.

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

●	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

●	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

●	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

●	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity Securities

Fixed Maturity Securities by Sector

The amortized cost and estimated fair value of available-for-sale and trading securities for fixed maturity securities by sector as of December 31 is as follows:

	2018
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,952	18	(7)	1,963	—
Obligations of states and political subdivisions	2,562	42	(20)	2,584	—
Corporate	39,037	197	(878)	38,356	—
Asset-backed	5,039	20	(78)	4,981	—
Mortgage-backed	8,761	56	(140)	8,677	(13)

Total fixed maturity securities	$57,351	333	(1,123)	56,561	(13)

Trading securities:
Fixed maturity securities:
Corporate securities	$798	10	—	808	—
Asset-backed	42	—	—	42	—

Total fixed maturity securities	$840	10	—	850	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,971	48	(1)	2,018	—
Obligations of states and political subdivisions	2,735	65	(4)	2,796	—
Corporate	35,960	878	(186)	36,652	—
Asset-backed	3,832	11	(41)	3,802	—
Mortgage-backed	7,953	151	(30)	8,074	(13)

Total fixed maturity securities	$52,451	1,153	(262)	53,342	(13)

Trading securities:
Fixed maturity securities:
Corporate securities	$1,149	52	—	1,201	—
Asset-backed	79	2	—	81	—
Mortgage-backed	3	—	—	3	—

Total fixed maturity securities	$1,231	54	—	1,285	—

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 97.3% and 95.9% of the Company’s total available-for-sale and trading fixed maturity securities portfolio as of December 31, 2018 and 2017, respectively.

Investments with a fair value of $1,746 and $1,780 as of December 31, 2018 and 2017, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2018.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$760	766	649	656
Due after one year through five years	18,949	18,847	149	152
Due after five years through ten years	22,835	22,319	—	—
Due after ten years	14,807	14,629	42	42

Total	$57,351	56,561	840	850

Continuous Gross Unrealized Losses for Fixed Maturity Securities

The following tables present the estimated fair value and gross unrealized losses of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2018
U.S. Treasury securities and obligations of U.S. government	$339	(7)	—	—	339	(7)
Obligations of states and political subdivisions	507	(7)	404	(13)	911	(20)
Corporate	17,968	(440)	5,950	(438)	23,918	(878)
Asset-backed	1,535	(6)	2,137	(72)	3,672	(78)
Mortgage-backed	4,267	(80)	1,755	(60)	6,022	(140)

Total	$24,616	(540)	10,246	(583)	34,862	(1,123)

2017
U.S. Treasury securities and obligations of U.S. government	$114	(1)	—	—	114	(1)
Obligations of states and political subdivisions	230	—	291	(4)	521	(4)
Corporate	2,916	(63)	3,589	(123)	6,505	(186)
Asset-backed	1,700	(15)	964	(26)	2,664	(41)
Mortgage-backed	1,200	(10)	660	(20)	1,860	(30)

Total	$6,160	(89)	5,504	(173)	11,664	(262)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

Unrealized losses	Less than 12 months	12 months or longer	Total	Number of securities
2018
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(7)	—	(7)	2
Obligations of states and political subdivisions	(7)	(13)	(20)	4
Corporate	(440)	(438)	(878)	78
Asset-backed	(6)	(72)	(78)	9
Mortgage-backed	(80)	(60)	(140)	19

Total	$(540)	(583)	(1,123)	112

2017
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(1)	—	(1)	1
Obligations of states and political subdivisions	—	(4)	(4)	2
Corporate	(63)	(123)	(186)	20
Asset-backed	(15)	(26)	(41)	7
Mortgage-backed	(10)	(20)	(30)	5

Total	$(89)	(173)	(262)	35

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments.

An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality and an assessment of the present value of future cash flows of the identified investment in the securities portfolio.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

●	comparison of current estimated fair value of the security as compared to cost;

●	length of time the estimated fair value has been below cost;

●	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

●	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

●	any items specifically pledged to support the credit along with any other security interests or collateral;

●

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

●	overall business climate including litigation and government actions;

●	rating agency downgrades;

●	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

●	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an OTTI is recognized in the statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the statements of income, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2018 and 2017 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost.

Total unrealized losses increased from December 31, 2017 to December 31, 2018 due to wider credit spreads and higher U.S. Treasury yields. Additionally, unrealized losses increased in certain industry sectors (i.e. energy, oil) due to overall sector declines in value and not issuer-specific credit deterioration. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Variable Interest Entities

In the normal course of business, the Company invests in fixed maturity securities structured through trusts that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2018	2017	2016
Gross investment income:
Fixed maturity available-for-sale securities	$2,066	2,003	1,878
Fixed maturity trading securities	68	88	105
Short-term investments	31	14	7

Total gross investment income	2,165	2,105	1,990
Investment expenses	(19)	(18)	(20)

Net investment income	$2,146	2,087	1,970

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized (losses) gains on investments
	2018	2017	2016
Securities available-for-sale:
Fixed maturity securities	$(10)	(2)	(1)
Equity securities	—	(4)	(1)
Fixed maturity trading securities	1	5	16
Equity securities	(3)	—	—

Net realized (losses) gains on investments	$(12)	(1)	14

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $0, $0 and $27 for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018, fixed maturity securities with a carrying value of $336, which had a cumulative write-down of $70 due to OTTI, remained in the Company’s investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total OTTI	Recognized in OCI	Recognized in earnings
2018
Mortgage-backed securities	$—	—	—

2017
Mortgage-backed securities	$—	—	—

2016
Mortgage-backed securities	$—	(27)	27

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

		2018	2017	2016
Cumulative credit loss, beginning of year	$	70	70	43
Incremental credit losses on securities included in the beginning balance		—	—	27

Cumulative credit loss, end of year	$	70	70	70

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2018	2017	2016
Proceeds from the sale and maturity	$3,524	2,920	2,505

Gross realized gains on the sale and maturity	$15	5	12

Gross realized losses on the sale and maturity	$24	2	1

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2018	2017	2016
Fixed maturity	$(1,681)	230	158

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2018	2017	Change
Securities available for sale	$(790)	891	(1,681)
Deferred policy acquisition costs	9	(38)	47
Deferred federal income tax provision	164	(179)	343

Net unrealized gains	$(617)	674	(1,291)

	2017	2016	Change
Securities available for sale	$891	661	230
Deferred policy acquisition costs	(38)	(55)	17
Deferred federal income tax provision	(179)	(212)	33

Net unrealized gains	$674	394	280

	2016	2015	Change
Securities available for sale	$661	503	158
Deferred policy acquisition costs	(55)	51	(106)
Deferred federal income tax provision	(212)	(194)	(18)

Net unrealized gains	$394	360	34

(8)	Derivative Financial Instruments

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB and GMWB riders. These contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC Topic 815, Derivatives and Hedging.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following table presents a summary of the estimated fair value of derivatives held by the Company along with the amounts recognized in the balance sheets.

		December 31
Derivatives not designated as hedging instruments under ASC 815	Balance sheet location	2018 Fair value	2017 Fair value
Asset derivatives:
GMAB reinsurance contracts	Reinsurance recoverable	$114	—
GMAB/GMWB embedded derivatives[1]	Other assets	73	1,333

Total		$187	1,333

Liability derivatives:
GMAB embedded derivatives	Future policy benefits and claims	$114	—
GMAB/GMWB reinsurance contracts[2]	Future policy benefits and claims	10	1,042

Total		$124	1,042

[1]	GMAB/GMWB “W” riders reclassed as assets due to negative liability balances.
[2]	GMAB/GMWB “W” reinsurance contracts ceded reclassed as liabilities due to negative asset balances.

The following table presents the effect of derivative instruments on the statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2018	2017	2016
GMAB reinsurance contracts	Benefits and claims	$114	(88)	(254)
GMAB/GMWB embedded derivatives	Benefits and claims	(1,374)	1,392	340
GMAB/GMWB reinsurance contracts	Benefits and claims	1,032	(1,042)	—

Total		$(228)	262	86

(9)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2018 and 2017 were as follows:

		2018	2017
Balance - beginning of year	$	20,483	21,643
Acquisition costs deferred		592	1,233
Amortization		462	(2,410)
Unrealized investment gains		47	17

Balance - end of year	$	21,584	20,483

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(10)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, universal life policies, and investment contracts, including riders.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 3.0% to 6.0%.

The liability for future policy benefits for universal life policies and investment contracts represents approximately 97.6% and 97.4% of the total liability for future policy benefits as of December 31, 2018 and 2017, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.4%, 3.3% and 2.9% for the years ended December 31, 2018, 2017 and 2016, respectively. Approximately 68.7% and 73.7%, as of December 31, 2018 and 2017, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

Reserves are calculated using withdrawal, mortality, and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As discussed in Note 3, the Company has five main types of rider benefits offered with individual variable annuity contracts: GMDBs, GMIBs, GLWBs, GMABs, and GMWBs.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market, causing the contract value to fall below the amount defined in each contract, could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders issued from August 2012 through 2014 with an affiliate. As of 2015, the Company no longer reinsures any new riders issued.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August, 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The GLWB may also contain a step-up feature which preserves potential market gain by ratcheting up to the contract value, if higher, on each anniversary. If the contract has both a roll-up and step-up feature, the GLWB base will be the greater of: 1) the GLWB base on the previous anniversary plus any additional purchase payments; 2) the step-up base; or 3) the roll-up base.

For GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised. The Company reinsures 100% of the GLWB riders issued through 2014, excluding the GLWB interest sensitive riders which the Company began issuing in 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company reinsures 100% of the GMAB riders issued through 2014. As of 2015, the Company no longer reinsures any new riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

the GMWB riders issued. The activity associated with GMWB riders is included with GMAB riders and labeled “GMAB”.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (note that most contracts contain multiple guarantees):

	2018
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$102,565	-	-	133,445
Separate account value	$84,155	-	-	133,193
Net amount at risk [1]	$1,034	-	-	91
Weighted average attained age of contract holders	68	-	-	66

Return of net deposits accrued at a stated
Total account value	$-	-	-	317
Separate account value	$-	-	-	317
Net amount at risk [1]	$-	-	-	-
Weighted average attained age of contract holders	-	-	-	77

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$-	156,906	162,744	-
Separate account value	$-	155,067	162,732	-
Net amount at risk [1]	$-	-	-	-
Weighted average attained age of contract holders	-	66	68	-

Return of highest anniversary value
Total account value	$292,459	-	-	-
Separate account value	$287,905	-	-	-
Net amount at risk [1]	$19,148	-	-	-
Weighted average attained age of contract holders	67	-	-	-

Total
Total account value	$395,024	156,906	162,744	133,762
Separate account value	$372,060	155,067	162,732	133,510
Net amount at risk [1]	$20,182	-	-	91
Weighted average attained age of contract holders	68	66	68	66

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

	2017
	Death benefits	Living benefits
	GMDB	GMIB	GLWB	GMAB
Return of net deposit
Total account value	$129,392	-	-	157,964
Separate account value	$105,287	-	-	157,573
Net amount at risk [1]	$48	-	-	-
Weighted average attained age of contract holders	67	-	-	65

Return of net deposits accrued at a stated
Total account value	$-	-	-	364
Separate account value	$-	-	-	364
Net amount at risk [1]	$-	-	-	-
Weighted average attained age of contract holders	-	-	-	76

Highest of return of net deposits accrued at a stated rate and return of highest anniversary value
Total account value	$-	185,799	187,708	-
Separate account value	$-	183,787	187,182	-
Net amount at risk [1]	$-	-	-	-
Weighted average attained age of contract holders	-	65	67	-

Return of highest anniversary value
Total account value	$336,266	-	-	-
Separate account value	$331,076	-	-	-
Net amount at risk [1]	$138	-	-	-
Weighted average attained age of contract holders	67	-	-	-

Total
Total account value	$465,658	185,799	187,708	158,328
Separate account value	$436,363	183,787	187,182	157,937
Net amount at risk [1]	$186	-	-	-
Weighted average attained age of contract holders	67	65	67	65

[1]	Death benefit net amount at risk and living benefit net amount at risk are not additive at the contract level.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

For guarantees of benefits that are payable in the event of death (GMDB), the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable at annuitization (GMIB), the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For benefit guarantees that are payable upon withdrawal (GLWB), the net amount at risk is generally defined as the present value of the current maximum guaranteed withdrawal available to or taken by the contract holder, determined in accordance with the terms of the contract and best estimate assumptions, where applicable, in excess of the account balance as of the balance sheet date.

For accumulation guarantees (GMAB), the net amount at risk is generally defined as the guaranteed minimum accumulation balance in excess of the account balance as of the balance sheet date.

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as assets held in separate accounts, with an equivalent amount reported as liabilities related to separate accounts. All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2018 and 2017.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2018	2017
Mutual funds:
Bond	$113,483	132,129
Equity	245,245	288,872
Money market	13,332	15,362

Total	$372,060	436,363

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	GMDB	GMIB	GLWB	GMAB
Balance at December 31, 2016	$619	-	47	(120)
Incurred claims	35	-	-	-
Paid claims	(35)	-	-	-
Other [1]	(112)	-	39	(171)

Balance at December 31, 2017	$507	-	86	(291)

Incurred claims	295	-	-	-
Paid claims	(295)	-	-	-
Other [1]	(31)	-	33	227

Balance at December 31, 2018	$476	-	119	(64)

[1] The components that make up the ‘Other’ line above include items affecting reserve balances outside of paid and incurred claims. This includes, but is not limited to, interest, accrual, true-up, unlockings and market factor

As of December 31, 2018, direct G reserves were $6,406, ceded G reserves were $5,875, and net G reserves were $531. As of December 31, 2017, direct G reserves were $3,963, ceded G reserves were $3,661 and net G reserves were $302.

(11)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s financial statements reflect the effects of assumed and ceded reinsurance transactions.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC through the coinsurance agreement. As of 2015, the Company is no longer ceding new business to ONLIC.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

Amounts in the accompanying financial statements related to variable annuity ceded business to ONLIC as of and for the years ended December 31 were as follows:

	2018	2017	2016
Statements of Income:
Reinsurance premiums ceded:
GMIB, GMAB, GLWB and GMWB premiun	$3,077	3,057	3,002
Benefits and claims:
GMIB, GMAB, GLWB and GMWB reserves	2,450	(1,430)	683
GMIB claims	(39)	(21)	(17)
Balance Sheets:
Reinsurance recoverable:
GMIB, GMAB, GLWB and GMWB reserves	$5,784	4,711	4,932
Reinsurance payables:
Premiums payable	254	256	254

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying financial statements for the ceded traditional life insurance business as of and for the years ended December 31 were as follows:

	2018	2017	2016
Premiums	$847	942	1,073
Benefits incurred	745	1,812	1,508
Commission and expense allowances	26	26	33
Reinsurance recoverable:
Reserves for future policy benefits	1,161	1,188	1,167
Benefits payable	—	—	63
Paid losses and expense allowances due	121	730	233

The reconciliation of traditional life premiums to net premiums for the years ended December 31, were as follows:

	2018	2017	2016
Reinsurance assumed	$847	942	1,073
Reinsurance ceded	(847)	(942)	(1,073)

Net premiums earned	$—	—	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

(12)	Bank Line of Credit

In April 2016, ONFS obtained a $525,000 senior unsecured, syndicated credit facility. The credit facility was established for the purpose of issuing letters of credit and loans for general corporate purposes and matures in April 2021. In March 2017, ONFS increased this credit facility by $50,000 to $575,000. ONFS did not utilize this facility as of December 31, 2016 for the benefit of the Company. In March, 2018, the Company increased this credit facility by $325,000 to $900,000. The credit facility now matures in March 2023.

In December 2018, ONFS entered into a $150,000, 364-Day letter of credit facility with two banks in order to finance and to support the reserve requirements of ONLIC. The Company is a beneficiary of the related letters of credit.

There was no interest or fees paid by the Company on these credit facilities in 2018, 2017 or 2016.

(13)	Income Taxes

The provision for income taxes is as follows:

	2018	2017	2016
Current (benefit) expense	$636	(21)	(639)
Deferred (benefit) expense	568	(1,714)	1,073

Provision for income taxes	$1,204	(1,735)	434

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2018	2017	2016
Pre-tax income times U.S. enacted tax rate	$1,297	1,194	1,559
Tax-preferred investment income	(250)	(857)	(1,091)
U.S. Tax rate change	—	(1,936)	—
Other, net	157	(136)	(34)

Provision for income taxes	$1,204	(1,735)	434

Effective tax rate	19.5%	(50.9)%	9.7%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

As discussed in Note 4, the United States enacted new tax legislation effective January 1, 2018. The effects of the tax rate change on deferred taxes are reflected in the tax rate reconciliation above. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. income tax rate from 35% to 21% on our deferred tax balances as of December 31, 2017. Other material provisions of

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

the U.S. tax reform impacting the Company and not effective until January 1, 2018, include, but are not limited to provisions: 1) reducing the dividends received deduction; 2) increasing the tax deferred acquisition cost rates (Tax DAC); 3) modifying the tax reserve calculation; and 4) eliminating the corporate alternative minimum tax (AMT).

The largest component of tax-preferred investment income in the rate reconciliation above is the Dividends Received Deduction (“SA DRD”) on separate account assets held in connection with variable annuity and life contracts. For 2018, 2017 and 2016, the Company recognized an income tax benefit of $194, $648 and $531, respectively.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2018	2017
Deferred tax assets:
Future policy benefits	$2,428	2,459
Tax credits	671	692
Other	174	—

Total gross deferred tax assets	3,273	3,151

Deferred tax liabilities:
Investments	—	213
Deferred policy acquisition costs	4,229	3,929
Reinsurance recoverable	1,482	1,216
Other	—	6

Total gross deferred tax liabilities	5,711	5,364

Net deferred tax liability	$2,438	2,213

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and prudent and feasible tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2018 and 2017, the Company had no capital loss carryforwards or valuation allowances recorded. As of December 31, 2018 the Company has $102 of uncertain tax positions related

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

to the SA DRD company share percentage(s) for tax return years 2012-2018. As of December 31, 2018, the Company has tax credit carryforwards of $671 expiring in years 2019 through 2028.

(14)	Regulatory RBC and Dividend Restrictions

The Company is required to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NSLAC, filed with the New York State Department of Financial Services (the “Department”), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company does not have any permitted statutory accounting practices as of December 31, 2018 or 2017.

Statutory Surplus and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2018, the Company exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2018, the Company’s total adjusted capital and company action level RBC was $23,386 and $1,388, respectively, providing an RBC ratio of 1,685%. Additionally, as of December 31, 2018, the Company’s authorized control level RBC was $694.

The statutory basis net income of NSLAC was $1,933, $2,046 and $1,419 for the years ended December 31, 2018, 2017 and 2016, respectively.

The statutory basis capital and surplus of NSLAC was $23,019 and $21,072 as of December 31, 2018 and 2017, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

●

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

●

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

●	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

●

certain assets designated as non-admitted under statutory accounting are excluded from the balance sheet; under GAAP, these assets would be included in the balance sheets, net of any valuation allowance;

●	the asset valuation reserve and interest maintenance reserve are not recorded;

●

the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

●	changes in deferred taxes are recognized in operations; and

●	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income.

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The maximum ordinary dividend that may be paid without prior approval of the Superintendent of Financial Services is limited to the lesser of 10% of the Company’s statutory surplus (defined by New York Insurance Law, Section 4207a as page 3, line 37 of the Annual Statement) as of the immediate preceding calendar year or the Company’s net gain from operations for the immediately preceding calendar year, not including realized capital gains. Therefore, dividends of approximately $2,000 may be paid by the Company to ONLIC in 2019 without prior approval. No dividends were declared or paid by the Company in 2018 or 2017. The Company declared and paid dividends to ONLIC of $1,300 in 2016.

(15)	Related Party Transactions

The Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NSLAC has a separate administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. In 2014, ONLIC enhanced the process of identifying affiliate expenses by automating activities within the billing process to provide a more efficient method to measure, record, and review affiliate expenses. The terms of these agreements call for periodic cash settlements. NSLAC has settled its cash obligations with ONLIC as of December 31, 2018 and 2017. The

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2018, 2017 and 2016

(Dollars in thousands)

amounts that NSLAC owed to ONLIC, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

		2018	2017
ONLIC	$	430	1
ONII		4	—
ONEQ		14	51

Total service charges owed	$	448	52

Charges for all services from ONLIC, ONII and ONEQ included in other operating costs and expenses for the years ended December 31 were as follows:

		2018	2017	2016
ONLIC	$	469	949	1,026
ONII		19	18	20
ONEQ		306	486	550

Total service charges incurred	$	794	1,453	1,596

(16)	Commitments and Contingencies

In July 2016, the Company entered a lease agreement for office space. This agreement expired at December 31, 2016. Rent expense for this operating lease was $44 during 2016.

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2018

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the Balance Sheets
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$1,952	1,963	1,963
Obligations of states and political subdivisions	2,562	2,584	2,584
Corporate securities	39,037	38,356	38,356
Asset-backed securities	5,039	4,981	4,981
Mortgage-backed securities	8,761	8,677	8,677

Total fixed maturity available-for-sale securities	57,351	56,561	56,561

Fixed maturity trading securities:
Bonds:
Corporate securities	798	808	808
Asset-backed securities	42	42	42

Total fixed maturity trading securities	840	850	850

Total investments	$58,191		57,411

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue

2018 total	$21,584	34,199			6
2017 total	20,483	39,388			6
2016 total	21,643	40,090			6

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]

2018 total	$2,146	1,211	(383)	3,413
2017 total	2,087	731	2,212	3,720
2016 total	1,970	1,179	6	3,747

1 Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2 Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2018, 2017 and 2016

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2018:
Life insurance in force	$175	40,012	40,012	175	—%

Premiums:
Life insurance	—	847	847	—	—%

2017:
Life insurance in force	$175	48,569	48,569	175	—%

Premiums:
Life insurance	—	942	942	—	—%

2016:
Life insurance in force	$543	57,526	57,526	543	—%

Premiums:
Life insurance	—	1,073	1,073	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 1, 2019.

Statements of Assets and Contract Owners’ Equity, December 31, 2018.

Statements of Operations for the Period Ended December 31, 2018.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2018 and 2017.

Notes to the Financial Statements, including Financial Highlights for the Periods Ended December 31, 2018, 2017, 2016, 2015 and 2014.

The following financial statements of the Depositor are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated March 27, 2019.

Balance Sheets, December 31, 2018 and 2017.

Statements of Income for the Years Ended December 31, 2018, 2017 and 2016.

Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2018, 2017 and 2016.

Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2018, 2017 and 2016.

Statements of Cash Flows for the Years Ended December 31, 2018, 2017 and 2016.

Notes to Financial Statements, December 31, 2018, 2017 and 2016.

Financial Statement Schedules, December 31, 2018, 2017 and 2016.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S- 6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(b) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(c) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(d) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post-Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(e) Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(f) Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(g) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc., Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Form of Deferred Variable Annuity Contract, Form NS-10-VA-07.1, was filed as Exhibit 99(4)(a) of the Registrant’s Pre-Effective Amendment No. 1 to the registration statement on Form N-4 filed on May 19, 2010 (File No. 333-164068) and is incorporated by reference herein.

(4)(a) Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b) Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c) Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form NS-12-GLWP-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

4(e) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form NS-12-GLWP-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(f) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form NS-12-DCMAR-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(g) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form NS-12-DCMAR-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form NS-12-GPP-GLW-1, was filed as Exhibit 99(4)(k) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(i) Form of Guaranteed Principal Protection, Form NS-12-GPP-1, was filed as Exhibit 99(4)(l) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(j) Form of Premium Protection Death Benefit (Single Life) Rider, Form NS-12-PPD-1, was filed as Exhibit 99(4)(m) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(k) Form of Premium Protection Death Benefit (Joint Life) Rider, Form NS-12-PPD-2, was filed as Exhibit 99(4)(n) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(l) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form NS-12-PPDP-1, was filed as Exhibit 99(4)(o) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(m) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form NS-12-PPDP-2, was filed as Exhibit 99(4)(p) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(n) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form NS-14-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(4)(o) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form NS-14-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(5) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 7 on April 25, 2014 (File No. 333-164071) and is incorporated by reference herein.

(6)(a) By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7) Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9) Opinion of Counsel and consent was filed as Exhibit 99(9) of the Registrant’s registration statement on Form N-4, Post-Effective Amendment No. 14 on April 24, 2017 (File No. 333-164068) and is incorporated by reference herein.

(10) Consents of KPMG LLP are filed herewith as Exhibit 99(10).

(24) Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Joseph A. Campanella	Director
Barbara A. Turner*	Director
George E. Castrucci**	Director

John Mulhall 73 Clover Avenue Floral Park, NY 11001	Director
John J. Palmer**	Director

Michael J. DeWeirdt*	Director, President and Chief Executive Officer
Kristal E. Hambrick*	Director, Vice President & Chief Risk Officer, Chief Product Actuary
R. Todd Brockman*	Vice President, Mutual Fund Operations
Rocky Coppola*	Vice President, Treasurer and Chief Financial Officer
Philip C. Byrde*	Investment Officer
Thomas DeGaetano*	Customer Services Officer
J. Keith Dwyer*	Chief Compliance Officer, Separate Accounts
Joseph M. Fischer*	Assistant Counsel and Assistant Secretary, Assistant Privacy Officer, NYID Reg. 60 Officer, Compliance Officer
Paul J. Gerard*	Chief Investment Officer
Kush Kotecha*	Valuation Actuary
Therese S. McDonough*	Secretary
Traci Nelson*	Customer Services Officer

Bradley T. Owens*	Tax Officer
Doris L. Paul*	Assistant Treasurer
Peter Whipple*	Product Development Actuary – Life; Illustration Actuary

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.

**The principal business address of these individuals is 810 Seventh Avenue, New York, New York 10019.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc. (realty company)	Ohio	100%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC (technology company)	Delaware	100%
Princeton Captive Re, Inc. (captive reinsurance company)	Ohio	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company	New York	100%

(insurance company)
Sunrise Captive Re, LLC (captive reinsurance company)	Ohio	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil and (4) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, SMLLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 28, 2019, the Registrant had 968 non-qualified contracts and 1,372 qualified contracts issued and outstanding.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns 100% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ

Barbara A. Turner	Director

Thomas J. DeGaetano	Vice President, Annuities
Robert K. Gongwer	Vice President & Tax Officer
Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer & Controller
Anthony Harris	Continuing Education Director

Kimberly A. Plante	Secretary

Bradley T. Owens	Tax Officer
John McCaffrey	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$273,587	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2019.

National Security Variable Account N
(Registrant)
By: National Security Life and Annuity Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2019.

National Security Life and Annuity Company
(Depositor)
By: /s/ Michael J. DeWeirdt
Michael J. DeWeirdt, President and Chief Executive Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 25, 2019
*/s/ Barbara A. Turner Barbara A. Turner	Director	April 25, 2019

*/s/ Kristal E. Hambrick Kristal E. Hambrick	Director, Vice President & Chief Risk Officer, Chief Product Actuary	April 25, 2019
*/s/ John J. Palmer John J. Palmer	Director	April 25, 2019
*/s/ George E. Castrucci George E. Castrucci	Director	April 25, 2019
*/s/ John W. Mulhall John W. Mulhall	Director	April 25, 2019
/s/ Michael J. DeWeirdt Michael J. DeWeirdt	Director, President and Chief Executive Officer (Principal Executive Officer)	April 25, 2019
/s/ Rocky Coppola Rocky Coppola	Vice President, Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer)	April 25, 2019

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(10)	Consents of KPMG LLP
99(24)	Powers of Attorney